UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06431

MANAGERS TRUST II

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: DECEMBER 31

Date of reporting period: JANUARY 1, 2009 – JUNE 30, 2009

                                         (Semi-Annual Shareholder Report)

Item 1.	Reports to Shareholders

SEMI-ANNUAL REPORT

Managers Trust II Funds

June 30, 2009

Managers AMG Chicago Equity Partners Mid-Cap Fund

Managers AMG Chicago Equity Partners Balanced Fund

Managers High Yield Fund

Managers Fixed Income Fund

Managers Short Duration Government Fund

Managers Intermediate Duration Government Fund

The Managers Funds

Semi-Annual Report — June 30, 2009 (unaudited)

Page
ABOUT YOUR FUND’S EXPENSES	1

FUNDS’ PERFORMANCE	3

FUND SNAPSHOTS AND SCHEDULES OF PORTFOLIO INVESTMENTS

Managers AMG Chicago Equity Partners Mid-Cap Fund	5

Managers AMG Chicago Equity Partners Balanced Fund	9

Managers High Yield Fund	16

Managers Fixed Income Fund	24

Managers Short Duration Government Fund	33

Managers Intermediate Duration Government Fund	39

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS	43

FINANCIAL STATEMENTS:

Statements of Assets and Liabilities	46

Fund balance sheets, net asset value (NAV) per share computations and cumulative undistributed amounts

Statements of Operations	48

Detail of sources of income, Fund expenses, and realized and unrealized gains (losses) during the period

Statements of Changes in Net Assets	49

Detail of changes in Fund assets for the past two periods

FINANCIAL HIGHLIGHTS	52

Historical net asset values per share, distributions, total returns, expense ratios, turnover ratios and net assets

NOTES TO FINANCIAL STATEMENTS	62

Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

ANNUAL RENEWAL OF INVESTMENT ADVISORY AGREEMENTS	75

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the Managers Family of Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended June 30, 2009	Expense Ratio for the Period	Beginning Account Value 01/01/2009	Ending Account Value 06/30/2009	Expenses Paid During Period*
Managers AMG Chicago Equity Partners Mid-Cap Fund Class A
Based on Actual Fund Return	1.24%	$1,000	$1,101	$6.46
Based on Hypothetical 5% Annual Return	1.24%	$1,000	$1,019	$6.21
Managers AMG Chicago Equity Partners Mid-Cap Fund Class B
Based on Actual Fund Return	1.99%	$1,000	$1,097	$10.35
Based on Hypothetical 5% Annual Return	1.99%	$1,000	$1,015	$9.94
Managers AMG Chicago Equity Partners Mid-Cap Fund Class C
Based on Actual Fund Return	1.99%	$1,000	$1,097	$10.35
Based on Hypothetical 5% Annual Return	1.99%	$1,000	$1,015	$9.94
Managers AMG Chicago Equity Partners Mid-Cap Fund Institutional Class
Based on Actual Fund Return	0.99%	$1,000	$1,103	$5.16
Based on Hypothetical 5% Annual Return	0.99%	$1,000	$1,020	$4.96
Managers AMG Chicago Equity Partners Balanced Fund Class A
Based on Actual Fund Return	1.25%	$1,000	$1,055	$6.37
Based on Hypothetical 5% Annual Return	1.25%	$1,000	$1,019	$6.26
Managers AMG Chicago Equity Partners Balanced Fund Class B
Based on Actual Fund Return	2.00%	$1,000	$1,053	$10.18
Based on Hypothetical 5% Annual Return	2.00%	$1,000	$1,015	$9.99
Managers AMG Chicago Equity Partners Balanced Fund Class C
Based on Actual Fund Return	2.00%	$1,000	$1,052	$10.18
Based on Hypothetical 5% Annual Return	2.00%	$1,000	$1,015	$9.99
Managers AMG Chicago Equity Partners Balanced Fund Institutional Class
Based on Actual Fund Return	1.00%	$1,000	$1,057	$5.10
Based on Hypothetical 5% Annual Return	1.00%	$1,000	$1,020	$5.01

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

About Your Fund’s Expenses (continued)

Six Months Ended June 30, 2009	Expense Ratio for the Period	Beginning Account Value 01/01/2009	Ending Account Value 06/30/2009	Expenses Paid During Period*
Managers High Yield Fund Class A
Based on Actual Fund Return	1.15%	$1,000	$1,264	$6.45
Based on Hypothetical 5% Annual Return	1.15%	$1,000	$1,019	$5.76
Managers High Yield Fund Class B
Based on Actual Fund Return	1.90%	$1,000	$1,255	$10.62
Based on Hypothetical 5% Annual Return	1.90%	$1,000	$1,015	$9.49
Managers High Yield Fund Class C
Based on Actual Fund Return	1.90%	$1,000	$1,258	$10.64
Based on Hypothetical 5% Annual Return	1.90%	$1,000	$1,015	$9.49
Managers High Yield Fund Institutional Class
Based on Actual Fund Return	0.90%	$1,000	$1,270	$5.06
Based on Hypothetical 5% Annual Return	0.90%	$1,000	$1,020	$4.51
Managers Fixed Income Fund Class A
Based on Actual Fund Return	0.84%	$1,000	$1,108	$4.39
Based on Hypothetical 5% Annual Return	0.84%	$1,000	$1,021	$4.21
Managers Fixed Income Fund Class B
Based on Actual Fund Return	1.59%	$1,000	$1,103	$8.29
Based on Hypothetical 5% Annual Return	1.59%	$1,000	$1,017	$7.95
Managers Fixed Income Fund Class C
Based on Actual Fund Return	1.59%	$1,000	$1,102	$8.29
Based on Hypothetical 5% Annual Return	1.59%	$1,000	$1,017	$7.95
Managers Fixed Income Fund Institutional Class
Based on Actual Fund Return	0.59%	$1,000	$1,108	$3.08
Based on Hypothetical 5% Annual Return	0.59%	$1,000	$1,022	$2.96
Managers Short Duration Government Fund
Based on Actual Fund Return	0.83%	$1,000	$1,040	$4.20
Based on Hypothetical 5% Annual Return	0.83%	$1,000	$1,021	$4.16
Managers Intermediate Duration Government Fund
Based on Actual Fund Return	0.89%	$1,000	$1,056	$4.54
Based on Hypothetical 5% Annual Return	0.89%	$1,000	$1,020	$4.46

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Funds’ Performance

All periods ended June 30, 2009 (unaudited)

Average Annual Total Returns[1]			Six Months	1 Year	5 Years	10 Years	Inception Date
Mid-Cap [3,12]	Class A	No Load	10.10%	(32.65)%	(3.01)%	3.55%	01/02/97
	Class A	With Load	3.73%	(36.54)%	(4.15)%	2.94%	01/02/97
	Class B	No Load	9.69%	(33.15)%	(3.69)%	2.94%	01/28/98
	Class B	With Load	4.69%	(36.49)%	(4.05)%	2.94%	01/28/98
	Class C	No Load	9.70%	(33.18)%	(3.73)%	2.93%	02/19/98
	Class C	With Load	8.70%	(33.84)%	(3.73)%	2.93%	02/19/98
	Institutional Class	No Load	10.32%	(32.46)%	(2.77)%	3.95%	01/02/97
S&P Mid Cap 400 Index [4]			8.47%	(28.02)%	0.36%	4.62%
Balanced [2,5,11,12]	Class A	No Load	5.46%	(9.83)%	2.55%	4.35%	01/02/97
	Class A	With Load	(0.62)%	(15.03)%	1.34%	3.73%	01/02/97
	Class B	No Load	5.28%	(10.41)%	1.84%	3.75%	02/10/98
	Class B	With Load	0.28%	(14.82)%	1.47%	3.75%	02/10/98
	Class C	No Load	5.20%	(10.47)%	1.83%	3.74%	02/13/98
	Class C	With Load	4.20%	(11.35)%	1.83%	3.74%	02/13/98
	Institutional Class	No Load	5.65%	(9.61)%	2.85%	4.78%	01/02/97
60% S&P 500 Index & 40% Barclays Capital U.S. Aggregate Bond Index [6]			3.47%	(12.40)%	1.35%	1.64%
High Yield [2,5,7,12]	Class A	No Load	26.36%	(9.69)%	2.37%	3.88%	01/02/98
	Class A	With Load	21.08%	(13.57)%	1.48%	3.43%	01/02/98
	Class B	No Load	25.50%	(10.61)%	1.56%	3.19%	02/19/98
	Class B	With Load	20.50%	(14.67)%	1.27%	3.19%	02/19/98
	Class C	No Load	25.77%	(10.37)%	1.60%	3.22%	02/19/98
	Class C	With Load	24.77%	(11.18)%	1.60%	3.22%	02/19/98
	Institutional Class	No Load	26.95%	(9.03)%	2.73%	4.35%	03/02/98
Barclays Capital U.S. Corporate High Yield Bond Index [8]			30.43%	(2.40)%	4.33%	4.69%
Fixed Income [2,5,11,12]	Class A	No Load	10.75%	(0.80)%	3.97%	5.49%	01/02/97
	Class A	With Load	6.00%	(5.05)%	3.07%	5.02%	01/02/97
	Class B	No Load	10.28%	(1.62)%	3.20%	4.85%	03/20/98
	Class B	With Load	5.28%	(6.29)%	2.87%	4.85%	03/20/98
	Class C	No Load	10.24%	(1.56)%	3.20%	4.86%	03/05/98
	Class C	With Load	9.24%	(2.50)%	3.20%	4.86%	03/05/98
	Institutional Class	No Load	10.75%	(0.63)%	4.22%	5.91%	01/02/97
Barclays Capital U.S. Aggregate Bond Index [9]			1.90%	6.05%	5.01%	5.98%
Short Duration Government [2,5,10,11]			3.99%	1.64%	3.35%	3.85%	03/31/92
Merrill Lynch Six-Month T-Bill Index [13]			0.30%	2.24%	3.63%	3.61%
Intermediate Duration Government [2,5,10,11,12]			5.57%	6.43%	4.55%	5.38%	03/31/92
Citigroup Mortgage Index [14]			2.70%	9.38%	6.03%	6.32%

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For performance information through the most recent month end please call (800) 835-3879 or visit our Web site at www.managersinvest.com.

Funds’ Performance (continued)

Performance differences among the share classes are due to differences in sales charge structures and class expenses. Returns shown reflect maximum sales charge of 5.75% on Class A (4.25% maximum for Managers High Yield and Fixed Income Funds), as well as the applicable contingent deferred sales charge (CDSC) on both Class B and C shares. The Class B shares’ CDSC declines annually between years 1 through 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge is assessed after year six. Class C shares held for less than one year are subject to a 1% CDSC.

In choosing a Fund and class(es), investors should consider the amount they plan to invest, their investment objectives, the Fund’s investment objectives, risks, charges, and expenses before investing. For this and other information, please call (800) 835-3879 or visit www.managersinvest.com for a free prospectus. Read it carefully before investing or sending money. Distributed by Managers Distributors, Inc., member FINRA.

[1]

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the Prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of June 30, 2009. All returns are in U.S. dollars ($).

[2]	Changing interest rates may adversely affect the value of an investment. An increase in interest rates typically causes the value of bonds and other fixed-income securities to fall.

[3]

The Fund or strategy is subject to risks associated with investments in mid-capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history, and a reliance on a limited number of products.

[4]

The S&P Mid Cap 400 Index is the most widely used index for mid-size companies and covers approximately 7% of the U.S. equities market. Unlike the Fund, the S&P Mid Cap 400 Index is unmanaged, is not available for investment, and does not incur expenses.

[5]	The Fund is subject to the risks associated with investments in debt securities, such as default risk and fluctuations in the perception of the debtor’s ability to pay its creditors.

[6]	The benchmark is composed of 60% S&P 500 Index and 40% Barclays Capital U.S. Aggregate Bond Index. The S&P 500 Index is proprietary data of Standard & Poor’s, a division of McGraw-Hill Companies, Inc.

[7]

The Fund holds securities in which the issuer of the security may default or otherwise be unable to honor a financial obligation. The Fund holds securities rated below investment grade that are especially susceptible to this risk. These issuers may be involved in bankruptcy proceedings, reorganizations, or financial restructurings, and are not as strong financially as higher-rated issuers.

[8]

The Barclays Capital U.S. Corporate High Yield Bond Index is a total return performance benchmark for fixed income securities having a maximum quality rating of Ba1 (as determined by Moody’s Investors Service). Unlike the Fund, the Barclays Capital U.S. Corporate High Yield Bond Index is unmanaged, is not available for investment, and does not incur expenses.

[9]

The Barclays Capital U.S. Aggregate Bond Index is an index of the U.S. investment-grade fixed-rate bond market, including both government and corporate bonds. Unlike the Fund, the Barclays Capital U.S. Aggregate Bond Index is unmanaged, is not available for investment, and does not incur expenses.

[10]

The Fund may use derivative instruments for hedging purposes or as part of its investment strategy. There is also a risk that a derivative intended as a hedge may not perform as expected. The main risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative or that the counterparty may fail to honor its contract terms, causing a loss for the Fund. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so.

[11]

Many bonds have call provisions which allow the debtors to pay them back before maturity. This is especially true with mortgage securities, which can be paid back anytime. Typically debtors prepay their debt when it is to their advantage (when interest rates drop making a new loan at current rates more attractive), and thus likely to the disadvantage of bondholders, who may have to reinvest prepayment proceeds in securities with lower yields. Prepayment risk will vary depending on the provisions of the security and current interest rates relative to the interest rate of the debt.

[12]	From time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.

[13]

The Merrill Lynch Six-Month T-Bill Index is an unmanaged index that measures returns of six-month Treasury Bills. Unlike the Short Duration Government Fund, the Merrill Lynch Six-Month T-Bill Index is unmanaged, is not available for investment, and does not incur expenses.

[14]

The Citigroup Mortgage Index includes all outstanding government sponsored fixed-rate mortgage-backed securities, weighted in proportion to their current market capitalization. The Index reflects no deductions for fees, expenses, or taxes. Unlike the Intermediate Duration Government Fund, the Citigroup Mortgage Index is unmanaged, is not available for investment, and does not incur expenses.

Not FDIC insured, nor bank guaranteed. May lose value.

Managers AMG Chicago Equity Partners Mid-Cap Fund

Fund Snapshots

June 30, 2009 (unaudited)

Portfolio Breakdown

Industry	Mid-Cap**	S&P Mid Cap 400 Index
Information Technology	17.3%	14.9%
Financials	17.1%	17.5%
Consumer Discretionary	13.8%	15.3%
Health Care	13.3%	12.7%
Industrials	13.1%	15.1%
Utilities	7.1%	6.7%
Materials	6.7%	7.1%
Energy	5.5%	6.1%
Consumer Staples	4.5%	4.0%
Telecommunication Services	0.7%	0.6%
Other Assets and Liabilities	0.9%	0.0%

**	As a percentage of net assets

Top Ten Holdings

Top Ten Holdings	% of Net Assets
Ingram Micro, Inc., Class A	1.9%
Ross Stores, Inc.*	1.8
Joy Global, Inc.	1.5
Sybase, Inc.*	1.4
Hewitt Associates, Inc., Class A	1.4
Owens & Minor, Inc.*	1.3
Health Net, Inc.	1.3
Valeant Pharmaceuticals International	1.3
BJ’s Wholesale Club, Inc.*	1.2
Charles River Laboratories International, Inc.	1.2

Top Ten as a Group	14.3%

*	Top Ten Holding at December 31, 2008

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

Managers AMG Chicago Equity Partners Mid-Cap Fund

Schedule of Portfolio Investments

June 30, 2009 (unaudited)

	Shares		Value
Common Stocks - 99.1%
Consumer Discretionary - 13.8%
Aeropostale, Inc.*	5,300		$181,631
Autonation, Inc.*	9,200	[2]	159,620
Bob Evans Farms, Inc.	6,600		189,684
Borg Warner, Inc.	6,200		211,730
Brinker International, Inc.	9,700		165,191
Chipotle Mexican Grill, Inc.*	2,200	[2]	176,000
DeVry, Inc.	2,300		115,092
Dollar Tree, Inc.*	8,900		374,690
Foot Locker, Inc.	14,500		151,815
ITT Educational Services, Inc.*	1,700		171,122
Leggett & Platt, Inc.	10,200		155,346
M. D. C. Holdings, Inc.	8,500		255,935
Marvel Entertainment, Inc.*	6,600		234,894
Netflix, Inc.*	2,200	[2]	90,948
NVR, Inc.*	500		251,195
Panera Bread Co., Class A*	3,400	[2]	169,524
priceline.com, Inc.*	1,300		145,015
Ross Stores, Inc.	15,400		594,440
Strayer Education, Inc.	900	[2]	196,299
Warnaco Group, Inc., The*	10,000		324,000
Whirlpool Corp.	3,100		131,936
Total Consumer Discretionary			4,446,107
Consumer Staples - 4.5%
BJ’s Wholesale Club, Inc.*	12,100		389,983
Hansen Natural Corp.*	3,500		107,870
Hormel Foods Corp.	8,400		290,136
Lancaster Colony Corp.	8,100		356,967
Ralcorp Holdings, Inc.*	5,100		310,692
Total Consumer Staples			1,455,648
Energy - 5.5%
Bill Barrett Corp.*	5,000		137,300
Cimarex Energy Co.	8,700		246,558
FMC Technologies, Inc.*	8,200		308,156
Frontier Oil Corp.	10,300		135,033
Helmerich & Payne, Inc.	5,300	[2]	163,611
Mariner Energy, Inc.*	7,100		83,425
Newfield Exploration Co.*	7,600		248,292
Oil States International, Inc.*	6,300		152,523
Overseas Shipholding Group, Inc.	2,800		95,312
Tidewater, Inc.	4,900		210,063
Total Energy			1,780,273
Financials - 17.1%
American Financial Group, Inc.	15,800		340,964
AmeriCredit Corp.*	8,400	[2]	113,820
Annaly Capital Management, Inc.	12,800		193,792
Arch Capital Group, Ltd.*	4,200		246,036
Associated Bank Corp.	18,100		226,250
Bank of Hawaii Corp.	8,600	[2]	308,138
Cullen/Frost Bankers, Inc.	4,000		184,480
Duke Realty Corp.	34,200		299,934
Eaton Vance Corp.	7,700		205,975
Equity One, Inc.	15,800	[2]	209,508
Federal Realty Investment Trust	3,800		195,776
Fidelity National Financial, Inc., Class C	12,600		170,478
First American Corp.	6,600		171,006
Hospitality Properties Trust	17,700		210,453
HRPT Properties Trust	45,800		185,948
Jefferies Group, Inc.	13,500		287,955
Mack-Cali Realty Corp.	13,500		307,800
Nationwide Health Properties, Inc.	6,300		162,162
Platinum Underwriter Holdings, Ltd.	4,200		120,078
Potlatch Corp.	11,300		274,477
Protective Life Corp.	14,100		161,304
Raymond James Financial, Inc.	10,400		178,984
Reinsurance Group of America, Inc.	4,800		167,568
Unitrin, Inc.	19,800		237,996
Westamerica Bancorporation	3,100	[2]	153,791
Wilmington Trust Corp.	13,000	[2]	177,580
Total Financials			5,492,253
Health Care - 13.3%
Cerner Corp.*	4,500		280,305
Charles River Laboratories International, Inc.*	11,500		388,125
Gen-Probe, Inc.*	3,800		163,324
Health Management Associates, Inc.*	24,000		118,560
Health Net, Inc.*	27,000		419,850
Henry Schein, Inc.*	5,900		282,905
Hill-Rom Holdings, Inc.	18,500		300,070
Kindred Healthcare, Inc.*	11,600		143,492
Life Technologies Corp.	4,506		187,990
Omnicare, Inc.	4,400		113,344

The accompanying notes are an integral part of these financial statements.

Managers AMG Chicago Equity Partners Mid-Cap Fund

Schedule of Portfolio Investments (continued)

	Shares		Value
Health Care - 13.3% (continued)
Owens & Minor, Inc.	9,800		$429,436
PDL BioPharma, Inc.	6,400		50,560
Pharmaceutical Product Development, Inc.	8,200		190,404
ResMed, Inc.*	6,000		244,380
Steris Corp.	12,100		315,568
Techne Corp.	3,900		248,859
Valeant Pharmaceuticals International*	15,900	[2]	408,948
Total Health Care			4,286,120
Industrials - 13.1%
Aecom Technology Corp.*	3,700		118,400
AGCO Corp.*	4,000		116,280
Alaska Airgroup, Inc.*	5,800		105,908
Alliant Techsystems, Inc.*	2,900		238,844
BE Aerospace, Inc.*	4,500		64,620
Brink’s Co., The	7,900		229,337
Bucyrus International, Inc.	6,100		174,216
Dycom Industries, Inc.*	12,600		139,482
Federal Signal Corp.	14,900		113,985
Flowserve Corp.	3,500		244,335
GrafTech International, Ltd.*	13,400		151,554
Harsco Corp.	12,300		348,090
J.B. Hunt Transport Services, Inc.	4,400		134,332
Joy Global, Inc.	13,300		475,076
KBR, Inc.	11,000		202,840
Knight Transportation, Inc.	7,700		127,435
Lincoln Electric Holdings, Inc.	4,100		147,764
Nordson Corp.	9,700		375,002
Oshkosh Truck Corp.	12,900		187,566
R.R. Donnelley & Sons Co.	9,700		112,714
Shaw Group, Inc., The*	6,000		164,460
Werner Enterprises, Inc.	13,700		248,244
Total Industrials			4,220,484
Information Technology - 17.3%
3Com Corp.*	55,200		259,992
Acxiom Corp.	14,500		128,035
ADC Telecommunications, Inc.*	11,900		94,724
Alliance Data Systems Corp.*	6,100	[2]	251,259
Atmel Corp.*	29,400		109,662
Broadridge Financial Solutions, Inc.	9,000		149,220
Convergys Corp.*	15,800		146,624
Factset Research Systems, Inc.	4,200	[2]	209,454
Fairchild Semiconductor International, Inc.*	30,900		215,991
Gartner, Inc.*	12,500		190,750
Global Payments, Inc.	3,800		142,348
Hewitt Associates, Inc., Class A*	15,100		449,678
Ingram Micro, Inc., Class A*	34,000		595,000
Lender Processing Services, Inc.	4,800		133,296
Macrovision Solutions Corp.*	7,800		170,118
Metavante Technologies, Inc.*	4,800		124,128
NCR Corp.*	13,800		163,254
NeuStar, Inc., Class A*	4,000		88,640
Novellus Systems, Inc.*	12,300		205,410
SAIC, Inc.*	8,400		155,820
Silicon Laboratories, Inc.*	7,800		295,932
Sybase, Inc.*	14,800		463,832
Tech Data Corp.*	11,700		382,707
Tellabs, Inc.*	24,300		139,239
Western Digital Corp.*	11,000		291,500
Total Information Technology			5,556,613
Materials - 6.7%
Ashland, Inc.	8,600		241,230
CF Industries Holdings, Inc.	1,400		103,796
Commercial Metals Co.	6,200		99,386
Cytec Industries, Inc.	7,300		135,926
Louisana-Pacific Corp.	30,200		103,284
Lubrizol Corp.	4,800		227,088
MeadWestvaco Corp.	17,000		278,970
Scotts Co., The, Class A	5,400		189,270
Terra Industries, Inc.	4,200		101,724
The Valspar Corp.	7,800		175,734
Westlake Chemical Corp.	7,800		159,042
Worthington Industries, Inc.	26,900		344,051
Total Materials			2,159,501
Telecommunication Services - 0.7%
CenturyTel, Inc.	4,300	[2]	132,010
NII Holdings, Inc., Class B*	5,100		97,257
Total Telecommunication Services			229,267
Utilities - 7.1%
Alliant Energy Corp.	14,400		376,272
Energen Corp.	2,300		91,770
Hawaiian Electric Industries, Inc.	15,000	[2]	285,900

The accompanying notes are an integral part of these financial statements.

Managers AMG Chicago Equity Partners Mid-Cap Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Utilities - 7.1% (continued)
Mirant Corp.*	11,600	$182,584
New Jersey Resources Corp.	4,100	151,864
NiSource, Inc.	21,600	251,856
NSTAR	5,200	166,972
PNM Resources, Inc.	21,800	233,478
UGI Corp.	12,100	308,429
Vectren Corp.	9,200	215,556
Total Utilities		2,264,681
Total Common Stocks (cost $33,904,707)		31,890,947
Short-Term Investments - 11.4% [1]
BNY Institutional Cash Reserves Fund, Series A, 0.06% [3]	3,082,893	3,082,893
BNY Institutional Cash Reserves Fund, Series B *[3,10]	159,721	23,559
Dreyfus Cash Management Fund, Institutional Class Shares, 0.44% [11]	558,278	558,278
Total Short-Term Investments (cost $3,800,892)		3,664,730
Total Investments - 110.5% (cost $37,705,599)		35,555,677
Other Assets, less Liabilities - (10.5)%		(3,374,748)
Net Assets - 100.0%		$32,180,929

The accompanying notes are an integral part of these financial statements.

Managers AMG Chicago Equity Partners Balanced Fund

Fund Snapshots

June 30, 2009 (unaudited)

Portfolio Breakdown

Industry	Balanced**
U. S. Government and Agency Obligations	20.6%
Industrials	12.7%
Information Technology	11.6%
Financials	10.6%
Health Care	8.9%
Energy	8.0%
Consumer Staples	7.9%
Consumer Discretionary	6.9%
Utilities	4.1%
Telecommunication Services	2.0%
Materials	1.7%
Mortgage-Backed Securities	1.6%
Asset-Backed Securities	1.0%
Other Assets and Liabilities	2.4%

**	As a percentage of net assets

Top Ten Holdings

Top Ten Holdings	% of Net Assets
Exxon Mobil Corp.*	2.8%
Johnson & Johnson*	2.1
FNMA, 5.500%, 02/01/37*	1.8
FNMA, 4.625%, 10/15/13	1.8
FHLMC, 5.750%, 05/15/12	1.6
FHLMC, 4.750%, 11/17/15	1.5
FNMA, 4.375%, 09/15/12	1.5
FNMA, 4.750%, 11/19/12	1.4
Pfizer, Inc.*	1.4
Wal-Mart Stores, Inc.	1.4

Top Ten as a Group	17.3%

*	Top Ten Holding at December 31, 2008

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

Managers AMG Chicago Equity Partners Balanced Fund

Schedule of Portfolio Investments

June 30, 2009 (unaudited)

Security Description	Shares		Value
Common Stocks - 64.1%
Consumer Discretionary - 6.9%
Amazon.com, Inc.*	1,500		$125,490
Apollo Group, Inc., Class A*	2,800		199,136
Comcast Corp., Class A	10,200		147,798
Family Dollar Stores, Inc.	1,500		42,450
Johnson Controls, Inc.	3,500		76,020
Leggett & Platt, Inc.	5,500		83,765
Macy’s, Inc.	11,200		131,712
McDonald’s Corp.	4,250		244,332
Omnicom Group, Inc.	2,600		82,108
Polo Ralph Lauren Corp.	900		48,186
Ross Stores, Inc.	3,900		150,540
Walt Disney Co., The	5,750		134,148
Total Consumer Discretionary			1,465,685
Consumer Staples - 7.9%
Altria Group, Inc.	4,520		74,083
Archer-Daniels-Midland Co.	2,600		69,602
Avon Products, Inc.	5,450		140,501
Bunge, Ltd.	1,400	[2]	84,350
Coca-Cola Enterprises, Inc.	7,300		121,545
Colgate-Palmolive Co.	1,100		77,814
Herbalife, Ltd.	1,700		53,618
Kimberly-Clark Corp.	800		41,944
Kroger Co., The	5,250		115,762
Lorillard, Inc.	900		60,993
PepsiCo, Inc.	3,950		217,092
Philip Morris International, Inc.	2,320		101,198
Procter & Gamble Co., The	2,514		128,465
Sysco Corp.	4,400		98,912
Wal-Mart Stores, Inc.	6,100		295,484
Total Consumer Staples			1,681,363
Energy - 8.0%
Chevron Corp.	2,250		149,062
ConocoPhillips Co.	6,000		252,360
Devon Energy Corp.	3,100		168,950
Ensco International, Inc.	2,500		87,175
Exxon Mobil Corp.	8,420		588,642
FMC Technologies, Inc.*	3,000		112,740
Foundation Coal Holdings, Inc.	4,900		137,739
Global Industries, Ltd.*	13,500	[2]	76,410

The accompanying notes are an integral part of these financial statements.

Managers AMG Chicago Equity Partners Balanced Fund

Schedule of Portfolio Investments (continued)

Security Description	Shares	Value
Energy - 8.0% (continued)
Tesoro Corp.	3,200	$40,736
Valero Energy Corp.	5,800	97,962
Total Energy		1,711,776
Financials - 8.4%
American Financial Group, Inc.	5,100	110,058
Bank of America Corp.	13,283	175,336
Bank of Hawaii Corp.	1,300	46,579
Boston Properties, Inc.	2,100	100,170
First American Corp.	1,500	38,865
Goldman Sachs Group, Inc.	1,950	287,508
Hanover Insurance Group, Inc.	1,000	38,110
JPMorgan Chase & Co.	6,548	223,352
Northern Trust Corp.	1,300	69,784
Prudential Financial, Inc.	4,800	178,656
Raymond James Financial, Inc.	5,400	92,934
SL Green Realty Corp.	4,600	105,524
U.S. Bancorp	7,200	129,024
Wells Fargo & Co.	7,600	184,376
Total Financials		1,780,276
Health Care - 8.9%
Abbott Laboratories Co.	3,300	155,232
AmerisourceBergen Corp.	10,200	180,948
Amgen, Inc.*	2,100	111,174
Baxter International, Inc.	1,350	71,496
CR Bard, Inc.	700	52,115
Express Scripts, Inc.*	2,500	171,875
Gilead Sciences, Inc.*	3,000	140,520
Humana, Inc.*	2,800	90,328
Johnson & Johnson	7,780	441,904
Pfizer, Inc.	20,190	302,850
Schering-Plough Corp.	2,400	60,288
Wyeth	2,600	118,014
Total Health Care		1,896,744
Industrials - 6.0%
CH Robinson Worldwide, Inc.	2,000	104,300
Cooper Industries, Ltd., Class A	3,600	111,780
CSX Corp.	1,700	58,871
Emerson Electric Co.	3,750	121,500
Expeditors International of Washington, Inc.	2,200	73,348
Fluor Corp.	2,000	102,580
General Dynamics Corp.	2,300	127,397

The accompanying notes are an integral part of these financial statements.

Managers AMG Chicago Equity Partners Balanced Fund

Schedule of Portfolio Investments (continued)

Security Description	Shares		Value
Industrials - 6.0% (continued)
General Electric Co.	20,700		$242,604
Grainger (W.W.), Inc.	700		57,316
Joy Global, Inc.	2,100		75,012
Northrop Grumman Corp.	2,200		100,496
Raytheon Co.	2,500		111,075
Total Industrials			1,286,279
Information Technology - 11.6%
Adobe Systems, Inc.*	6,200		175,460
Apple, Inc.*	1,300		185,159
Cisco Systems, Inc.*	8,700		162,168
Computer Sciences Corp.*	4,200		186,060
F5 Networks, Inc.*	2,400		83,016
Hewitt Associates, Inc., Class A*	2,700		80,406
Hewlett-Packard Co.	5,800		224,170
Ingram Micro, Inc., Class A*	8,600		150,500
Intel Corp.	12,200		201,910
International Business Machines Corp.	2,350		245,387
Microsoft Corp.	8,950		212,742
NCR Corp.*	5,850		69,206
Novellus Systems, Inc.*	6,000		100,200
QUALCOMM, Inc.	2,200		99,440
Symantec Corp.*	9,200		143,152
Texas Instruments, Inc.	7,200		153,360
Total Information Technology			2,472,336
Materials - 1.7%
FMC Corp.	2,800		132,440
Lubrizol Corp.	3,100		146,661
Owens-Illinois, Inc.*	2,800		78,428
Total Materials			357,529
Telecommunication Services - 2.0%
CenturyTel, Inc.	4,800	[2]	147,360
Sprint Corp.*	21,500		103,415
Verizon Communications, Inc.	5,750		176,698
Total Telecommunication Services			427,473
Utilities - 2.7%
Alliant Energy Corp.	10,500		274,365
PG&E Corp.	5,400		207,576
UGI Corp.	3,800		96,862
Total Utilities			578,803
Total Common Stocks (cost $13,667,685)			13,658,264

The accompanying notes are an integral part of these financial statements.

Managers AMG Chicago Equity Partners Balanced Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount	Value
Corporate Bonds - 10.3%
Financials - 2.2%
American Express Co., 7.250%, 05/20/14	$35,000	$36,242
Bank of America Corp., 5.750%, 12/01/17	55,000	49,052
Berkshire Hathaway Finance Corp., 4.850%, 01/15/15	50,000	52,104
Chubb Corp., The, 6.500%, 05/15/38	25,000	27,194
Citigroup, Inc., 5.500%, 04/11/13	50,000	46,901
CME Group, Inc., 5.750%, 02/15/14	20,000	21,350
General Electric Capital Corp., Series MTNA, 6.750%, 03/15/32	20,000	18,003
Goldman Sachs Group, Inc., 5.950%, 01/18/18	45,000	43,720
JPMorgan Chase & Co., 6.000%, 01/15/18	30,000	29,851
Marsh & McLennan Companies, Inc., 5.375%, 07/15/14	20,000	19,491
Morgan Stanley, 5.950%, 12/28/17	20,000	19,223
National Rural Utilities Cooperative Finance Corp., 10.375%, 11/01/18	35,000	43,953
Travelers Cos., Inc., 5.375%, 06/15/12	40,000	40,706
Wachovia Bank, N.A., 5.850%, 02/01/37	25,000	22,124
Total Financials		469,914
Industrials - 6.7%
Abbott Laboratories, 5.875%, 05/15/16	48,000	52,424
Altria Group, Inc., 8.500%, 11/10/13	15,000	17,067
Altria Group, Inc., 9.700%, 11/10/18	13,000	14,927
Archer-Daniels-Midland Co., 5.450%, 03/15/18	45,000	47,399
AT&T, Inc., 5.100%, 09/15/14	65,000	67,598
Burlington Northern Santa Fe Corp., 5.900%, 07/01/12	35,000	37,090
Cardinal Health, Inc., 5.500%, 06/15/13	25,000	24,851
Cisco Systems, Inc., 5.900%, 02/15/39	25,000	24,705
Coca-Cola Enterprises, Inc., 7.375%, 03/03/14	30,000	34,351
Comcast Corp., 5.875%, 02/15/18	20,000	20,308
Devon Energy Corp., 6.300%, 01/15/19	60,000	64,233
E.I. du Pont de Nemours & Co., 5.000%, 01/15/13	40,000	42,086
General Mills, Inc., 5.200%, 03/17/15	65,000	68,621
GlaxoSmithKline Capital, Inc., 6.380%, 05/15/38	25,000	27,279
Hess Corp., 8.125%, 02/15/19	30,000	34,212
Hewlett-Packard Co., 4.500%, 03/01/13	55,000	57,229
Honeywell International, Inc., 4.250%, 03/01/13	55,000	57,164
IBM Corp., 4.750%, 11/29/12	60,000	64,386
Kellogg Co., 7.450%, 04/01/31	25,000	30,109
Kimberly-Clark Corp., 6.125%, 08/01/17	40,000	43,945
Kraft Foods, Inc., 6.875%, 01/26/39	25,000	26,549
Kroger Co., 6.750%, 04/15/12	40,000	43,274
Lockheed Martin Corp., 7.650%, 05/01/16	65,000	76,321
McDonald’s Corp., 4.300%, 03/01/13	40,000	41,642

The accompanying notes are an integral part of these financial statements.

Managers AMG Chicago Equity Partners Balanced Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount	Value
Industrials - 6.7% (continued)
McDonald’s Corp., 6.300%, 10/15/37	$25,000	$27,073
McKesson Corp., 7.500%, 02/15/19	30,000	33,844
Norfolk Southern Corp., 5.640%, 05/17/29	25,000	22,924
Northrop Grumman Corp., 7.750%, 02/15/31	25,000	31,374
PACCAR, Inc., 6.875%, 02/15/14	50,000	54,813
Spectra Energy Capital LLC, 6.200%, 04/15/18	40,000	39,347
Time Warner Cable, Inc., 5.850%, 05/01/17	25,000	25,004
TransCanada Pipelines, Ltd., 4.875%, 01/15/15	45,000	45,279
Union Pacific Corp., 6.250%, 05/01/34	23,000	21,940
United Parcel Service, Inc., 6.200%, 01/15/38	25,000	27,447
Verizon Communications, Inc., 6.400%, 02/15/38	20,000	19,643
Wal-Mart Stores, Inc., 6.500%, 08/15/37	25,000	28,030
Wyeth Co., 5.250%, 03/15/13	40,000	42,800
Total Industrials		1,437,288
Utilities - 1.4%
Consolidated Edison, Inc., 5.375%, 12/15/15	75,000	78,223
Exelon Generation Co., LLC, 6.200%, 10/01/17	45,000	44,863
Florida Power & Light Co., 4.850%, 02/01/13	45,000	46,817
Midamerican Energy Co., 5.750%, 11/01/35	25,000	24,870
Pacific Gas & Electric, 8.250%, 10/15/18	55,000	67,232
Virginia Electric and Power Co., 8.875%, 11/15/38	25,000	33,612
Total Utilities		295,617
Total Corporate Bonds (cost $2,089,277)		2,202,819
Asset-Backed Securities - 1.0%
Harley-Davidson Motorcycle Trust 2006-2, Class A2, 5.350%, 03/15/13	114,679	118,063
John Deere Owner Trust 2007, Class A4, 5.070%, 04/15/14	100,000	102,218
Total Asset-Backed Securities (cost $214,587)		220,281
Mortgage-Backed Securities - 1.6%
Bank of America Commercial Mortgage, Inc., Series 2004-3, Class A3, 4.875%, 06/10/39	4,624	4,619
Bank of America Commercial Mortgage, Inc., Series 2005-6, Class A4, 5.351%, 09/10/47 [7]	66,000	57,498
GE Capital Commercial Mortgage Corp., 4.970%, 08/11/36	19,549	19,727
Greenwich Capital Commercial Funding Corp., Series 2004-GG1, Class A7, 5.317%, 06/10/36 [7]	80,000	74,069
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A2, 5.117%, 04/10/37	90,000	86,785
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A4, 4.847%, 10/15/41 [7]	70,000	61,685
Wachovia Bank Commercial Mortgage Trust, Series 2005-C19, Class A2, 4.516%, 05/15/44	35,000	33,225
Total Mortgage-Backed Securities (cost $334,950)		337,608
U.S. Government and Agency Obligations - 20.6%
Federal Home Loan Mortgage Corporation - 8.9%
FHLMC, 3.375%, 02/27/13	285,000	295,210
FHLMC, 4.375%, 07/17/15	245,000	261,798
FHLMC, 4.500%, 09/16/13	255,000	273,550

The accompanying notes are an integral part of these financial statements.

Managers AMG Chicago Equity Partners Balanced Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount	Value
Federal Home Loan Mortgage Corporation - 8.9% (continued)
FHLMC, 4.750%, 11/17/15	$300,000	$324,242
FHLMC, 5.000%, 12/01/20	104,958	109,231
FHLMC, 5.250%, 06/18/14	260,000	287,276
FHLMC, 5.750%, 05/15/12	300,000	333,779
Total Federal Home Loan Mortgage Corporation		1,885,086
Federal National Mortgage Association - 10.5%
FNMA, 4.000%, 10/01/20 to 12/01/21	64,860	65,034
FNMA, 4.375%, 09/15/12	300,000	321,674
FNMA, 4.500%, 11/01/19 to 09/01/35	136,268	139,774
FNMA, 4.625%, 10/15/13	351,000	379,303
FNMA, 4.750%, 11/19/12	280,000	304,756
FNMA, 5.000%, 02/01/36	164,704	168,300
FNMA, 5.500%, 02/01/22 to 02/01/37	439,079	455,127
FNMA, 6.000%, 03/01/37 to 08/01/37	270,044	282,795
FNMA, 6.500%, 03/01/37	107,844	115,058
Total Federal National Mortgage Association		2,231,821
United States Treasury Securities - 1.2%
U.S. Treasury Bonds, 4.250%, 05/15/39	150,000	148,523
U.S. Treasury Notes, 5.250%, 02/15/29	100,000	112,500
Total United States Treasury Securities		261,023
Total U.S. Government and Agency Obligations (cost $4,361,260)		4,377,930

	Shares
Short-Term Investments - 3.5%[1]
BNY Institutional Cash Reserves Fund, Series A, 0.06% [3]	294,004	294,004
BNY Institutional Cash Reserves Fund, Series B *[3,10]	28,392	4,188
Dreyfus Cash Management Fund, Institutional Class Shares, 0.44% [11]	448,420	448,420
Total Short-Term Investments (cost $770,816)		746,612
Total Investments - 101.1% (cost $21,438,575)		21,543,514
Other Assets, less Liabilities - (1.1)%		(241,867)
Net Assets - 100.0%		$21,301,647

The accompanying notes are an integral part of these financial statements.

Managers High Yield Fund

Fund Snapshots

June 30, 2009 (unaudited)

Portfolio Breakdown

Industry	High Yield**
Industrials	79.3%
Financials	16.2%
Utilities	3.3%
Materials	0.2%
Information Technology	0.2%
Other Assets and Liabilities	0.8%

**	As a percentage of net assets

Top Ten Holdings

Top Ten Holdings	% of Net Assets
HCA, Inc., 9.625%, 11/15/16*	3.0%
Biomet, Inc., 10.375%, 10/15/17*	1.6
Sprint Capital Corp., 6.900%, 05/01/19*	1.6
GMAC LLC, 6.875%, 08/28/12*	1.5
Sungard Data Systems, Inc., 10.250%, 08/15/15*	1.4
EchoStar Communications Corp., 7.125%, 02/01/16*	1.3
EchoStar DBS Corp., 7.750%, 05/31/15	1.3
Visant Holding Corp., 10.250%, 12/01/13*	1.2
Sealy Mattress Co., 8.250%, 06/15/04	1.1
DirecTV Holdings LLC, 6.375%, 06/15/15*	1.1

Top Ten as a Group	15.1%

*	Top Ten Holding at December 31, 2008

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

Managers High Yield Fund

Schedule of Portfolio Investments

June 30, 2009 (unaudited)

Security Description	Principal Amount		Value
Corporate Bonds - 98.8%
Financials - 16.2%
ACCO Brands Corp., 7.750%, 08/17/12, (07/20/09) [5]	$14,837		$12,414
ACCO Brands Corp., 7.750%, 08/17/12, (08/26/09) [5]	30,007		25,107
Aeroflex, Inc., Term Loan B1, 3.625%, 08/15/14, (07/20/09) [5]	11,178		9,054
Aeroflex, Inc., Term Loan B1, 4.125%, 08/15/14, (08/17/09) [5]	222,286		180,052
Arch Western Finance, LLC, 6.750%, 07/01/13	270,000		247,725
Ashland, Inc., Term Loan B, 7.650%, 05/13/14, (06/30/09) [5]	68,501		69,041
Bank of America Corp., 5.750%, 08/15/16	40,000		34,756
CIT Group, Inc., 5.600%, 04/27/11	135,000	[2]	101,268
CIT Group, Inc., 5.650%, 02/13/17	125,000		70,622
CIT Group, Inc., 5.800%, 07/28/11	125,000		93,760
Claire’s Stores, Inc., 3.338%, 05/29/14	160,000		89,667
DJO Finance LLC, 10.875% 11/15/14	150,000		132,000
Dresser, Inc., 2nd Lien Term Loan, 6.068%, 05/04/15, (07/20/09) [5]	195,000		138,572
Dutch Revolving Credit Loans, 3.815%, 12/20/13, (07/22/09) [5]	6,051		2,666
First Data Corp., 3.060%, 09/24/14, (07/31/09) [5]	13,953		10,492
First Data Corp., Term Loan B2, 3.060%, 09/24/14, (07/31/09) [5]	3,423		2,576
First Data Corp., Term Loan B1, 3.065%, 09/24/14, (07/24/09) [5]	286,424		215,406
Ford Motor Credit Company LLC, 2.701%, 01/15/10, (07/15/09) [5]	140,000		133,525
Ford Motor Credit Company LLC, 7.000%, 10/01/13	93,000		74,839
Ford Motor Credit Company LLC, 7.250%, 10/25/11	195,000		168,748
Ford Motor Credit Company LLC, 7.800%, 06/01/12	235,000		202,323
Ford Motor Credit Company LLC, 8.000%, 12/15/16	100,000		76,551
Freescale Semiconductor, 0.713%, 12/15/14	221,977		195,895
German Tranche B-1 Euro Term Loans, 4.065%, 12/20/14, (07/22/09) [5]	5,181		2,283
German Tranche B-2 Euro Term Loans, 4.065%, 12/20/14, (07/22/09) [5]	5,181		2,283
German Tranche B-3 Euro Term Loans, 4.065%, 12/20/14, (07/22/09) [5]	5,181		2,283
GMAC LLC, 6.625%, 05/15/12 (a)	110,000		92,950
GMAC LLC, 6.750%, 12/01/14 (a)	17,000		13,515
GMAC LLC, 6.875%, 08/28/12 (a)	561,000	[2]	474,045
Harrah’s Operating Co., Term Loan B-3, 3.302%, 01/28/15, (09/30/09) [5]	347		257
Harrah’s Operating Co., Term Loan B-3, 3.319%, 01/25/15, (06/30/09) [5]	331		244
Harrah’s Operating Co., Term Loan B-3, 3.459%, 01/28/15, (07/27/09) [5]	14,857		10,968
Harrah’s Operating Co., Term Loan B-3, 3.487%, 01/28/15, (09/30/09) [5]	25,861		19,092
Harrah’s Operating Co., Term Loan B-3, 3.598%, 01/28/15, (09/30/09) [5]	2,318		1,711
Harrah’s Operating Co., Term Loan B-3, 4.092%, 01/28/15, (07/27/09) [5]	87,428		64,547
Harrah’s Operating Co., Inc., 10.000%, 12/15/18 (a)	262,000		151,960
Host Hotels & Resorts, L.P., 6.375%, 03/15/15	275,000		239,250
Host Hotels & Resorts, L.P., 6.875%, 11/01/14	50,000		45,250
Host Hotels & Resorts, L.P., 7.125%, 11/01/13	45,000		42,525

The accompanying notes are an integral part of these financial statements.

Managers High Yield Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount		Value
Financials - 16.2% (continued)
Ineos Group Holdings, Term Loan B, 7.501%, 12/14/13, (09/28/09) [5]	$204,235		$151,814
Ineos Group Holdings, Term Loan C, 8.001%, 12/14/14, (09/28/09) [5]	204,235		151,814
KAR Holdings, Inc., 8.750%, 05/01/14	115,000		99,188
Lyondell Chemical, B2 Term Loan, 7.000%, 12/20/14, (07/01/09) [5]	22,482		9,908
Lyondell Chemical, New Money Dip Term Loan, 1.500%, 12/15/09, (07/03/09) [5]	51,691		53,416
Lyondell Chemical, New Money Dip Term Loan, 13.000%, 12/15/09, (06/30/09) [5]	103,430		106,882
Lyondell Chemical, Roll-Up Dip Term Loan, 5.940%, 12/15/09, (06/30/09) [5]	85,102		71,113
Neiman Marcus Group, Inc., The, Term Loan, 2.318%, 04/26/13, (07/06/09) [5]	36,538		27,683
Neiman Marcus Group, Inc., The, Term Loan, 2.630%, 04/26/13, (09/08/09) [5]	58,462		44,293
Nuveen Investments, Term Loan B, 3.075%, 11/07/14, (07/27/09) [5]	65,449		51,078
Nuveen Investments, Term Loan B, 3.308%, 11/07/14, (07/27/09) [5]	26,180		20,431
Nuveen Investments, Term Loan B, 3.319%, 11/07/14, (06/30/09) [5]	104,719		81,724
Nuveen Investments, Inc., 3.338%, 11/07/14	3,652		2,850
Primary Revolving Credit Loans, 3.815%, 12/20/13, (07/22/09) [5]	6,767		2,982
Sensata Technologies Finance Co., LLC, 2.603%, 04/27/13, (06/30/09) [5]	832		641
Sensata Technologies Finance Co., LLC, Term B Loan Floater, 2.804%, 04/27/13, (07/29/09) [5]	322,964		248,683
Simmons Bedding Co., Term Loan D, 10.500%, 12/19/11, (07/31/09) [5]	85,000		77,669
Simmons Holding Co., Inc., 8.224%, 02/15/12, (08/17/09) [5]	125,642		3,769
Texas Competitive Electric Holdings, 3.819%, 10/10/14, (06/30/09) [5]	3,159		2,265
Texas Competitive Electric Holdings, 3.821%, 10/10/14, (07/09/09) [5]	308,026		220,874
UCI Holdco, Inc., 8.629%, 12/15/13	138,313		31,120
U.S. Tranche A Dollar Term Loans, 3.815%, 12/20/13, (07/22/09) [5]	12,894		5,682
U.S. Tranche B-1 Dollar Term Loans, 7.000%, 12/20/14, (07/01/09) [5]	44,964		19,816
Wind Acquisition Loan, 8.357%, 12/07/11, (07/20/09) [5]	259,234		261,178
Total Financials			5,197,095
Industrials - 79.3%
ACCO Brands Corp., 7.625%, 08/15/15	430,000		227,900
Advanced Micro Devices, Inc., 7.750%, 11/01/12	85,000		56,738
Alliance Laundry Corp., 8.500%, 01/15/13	275,000		242,000
Ames True Temper, Inc., 5.131%, 01/15/12, (07/15/09) [5]	180,000		149,400
Ames True Temper, Inc., 10.000%, 07/15/12	85,000	[2]	62,475
Amkor Tech, Inc., 7.750%, 05/15/13	220,000		202,675
Anixter International, Inc., 10.000%, 03/15/14	100,000		100,000
Ashland, Inc., 9.125%, 06/01/17 (a)	15,000		15,638
Ashtead Capital, Inc., 9.000%, 08/15/16 (a)	270,000		230,175
Atlas Energy Resources LLC, 10.750%, 02/01/18 (a)	150,000		142,125
Baldor Electric Co., 8.625%, 02/15/17	165,000		153,450
Beazer Homes USA, Inc., 6.500%, 11/15/13	115,000	[2]	57,500
Belden, Inc., 9.250%, 06/15/19 (a)	30,000		29,212
Biomet, Inc., 10.375%, 10/15/17 [6]	535,000		520,288
Boyd Gaming Corp., 7.125%, 02/01/16	200,000		149,250

The accompanying notes are an integral part of these financial statements.

Managers High Yield Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount		Value
Industrials - 79.3% (continued)
BWAY Corp, 10.000%, 04/15/14 (a)	$95,000		$95,238
CC Holdings GS V LLC, 7.750%, 05/01/17 (a)	35,000		34,300
CCH II Capital Corp., 10.250%, 10/01/13 (a) [8]	123,000		122,385
CCO Holdings LLC, 8.750%, 11/15/13 [8]	365,000	[2]	348,575
Central Garden and Pet Co., 9.125%, 02/01/13	130,000		124,962
Charter Communications Operating LLC, 10.375%, 04/30/14 (a) [8]	50,000		48,125
Chesapeake Energy Corp., 6.500%, 08/15/17	200,000		169,000
Chesapeake Energy Corp., 7.000%, 08/15/14	200,000		186,000
Chiquita Brands International, Inc., 8.875%, 12/01/15	165,000	[2]	143,138
Citizens Communications Co., 6.625%, 03/15/15	100,000		88,500
Claire’s Stores, Inc., 9.625%, 06/01/15 [6]	226,634		73,656
Clearwater Paper Corp., 10.625%, 06/15/16 (a)	85,000		87,125
Community Health Systems, Inc., 8.875%, 07/15/15	185,000		182,225
Constellation Brands, Inc., 7.125%, 09/01/16	155,000		144,150
Cooper Companies, Inc., 7.125%, 02/15/15	120,000		112,500
Corrections Corp. of America, 6.250%, 03/15/13	50,000		47,625
Corrections Corp. of America, 7.750%, 06/01/17	90,000		89,100
Cricket Communications, Inc., 9.375%, 11/01/14	260,000		257,400
Crown Americas LLC, 7.625%, 11/15/13	50,000		49,000
Crown Americas LLC, 7.625%, 05/15/17 (a)	50,000		48,500
Crown Castle International Corp., 9.000%, 01/15/15	155,000		158,488
CSC Holdings, Inc., 8.500%, 04/15/14 (a)	25,000		24,906
CSC Holdings, Inc., 8.625%, 02/15/19 (a)	20,000		19,550
Del Monte Corp., 6.750%, 02/15/15	70,000		66,675
Denbury Resources, Inc., 7.500%, 04/01/13	145,000		139,200
Dex Media West LLC, 9.875%, 08/15/13 [8]	130,000		20,150
Dex Media, Inc., 8.000%, 11/15/13 [8]	125,000		19,375
Dex Media, Inc., 9.000%, 11/15/13 [8]	270,000		41,850
Digicel Group, Ltd., 8.875%, 01/15/15 (a)	100,000		83,500
Digicel Group, Ltd., 9.125%, 01/15/15 (a) [6]	104,000		86,840
Digicel Group, Ltd., 12.000%, 04/01/14 (a)	100,000		99,500
DirecTV Holdings LLC, 6.375%, 06/15/15	380,000		353,400
DirecTV Holdings LLC, 7.625%, 05/15/16	35,000		34,212
Dole Food Co., Inc., 13.875%, 03/15/14 (a)	55,000		60,775
Dow Chemical Co., The, 8.550%, 05/15/19	180,000		180,617
Dynegy Holdings, Inc., 7.500%, 06/01/15	185,000		155,169
EchoStar Communications Corp., 7.125%, 02/01/16	445,000		417,188
EchoStar DBS Corp., 7.750%, 05/31/15	430,000		411,725
El Paso Corp., 7.000%, 06/15/17	55,000		50,366
El Paso Corp., 8.250%, 02/15/16	45,000		43,988
El Paso Natural Gas Co., 7.250%, 06/01/18	90,000		83,546

The accompanying notes are an integral part of these financial statements.

Managers High Yield Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount		Value
Industrials - 79.3% (continued)
Fairpoint Communications, Inc., 13.125%, 04/01/18	$190,000		$38,000
First Data Corp., 9.880%, 09/24/15	350,000	[2]	250,250
Flextronics International, Ltd., 6.250%, 11/15/14	150,000		141,000
FMG Finance Property, Ltd., 10.625%, 09/01/16 (a)	180,000		173,700
Forest Oil Corp., 7.250%, 06/15/19	75,000		67,500
Forest Oil Corp., 7.750%, 05/01/14	40,000		38,600
Freeport-McMoRan Copper & Gold, Inc., 8.250%, 04/01/15	125,000		126,392
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 04/01/17	110,000		110,981
General Cable Corp., 7.125%, 04/01/17	100,000		91,250
Georgia-Pacific Corp., 7.000%, 01/15/15 (a)	115,000		108,100
Georgia-Pacific Corp., 7.700%, 06/15/15	225,000		211,500
Georgia-Pacific Corp., 8.250%, 05/01/16 (a)	20,000		19,500
Goodyear Tire & Rubber Co., The, 9.000%, 07/01/15	10,000	[2]	9,950
Goodyear Tire & Rubber Co., The, 10.500%, 05/15/16	60,000		60,900
Graham Packaging Co., L.P., 8.500%, 10/15/12	70,000		67,900
Graham Packaging Co., L.P., 9.875%, 10/15/14	240,000		224,400
Hanesbrands, Inc., 4.593%, 12/15/14, (12/15/09) [5]	295,000		238,950
Harrahs Operating Escrow LLC, 11.250%, 06/01/17 (a)	140,000		133,000
HCA, Inc., 8.500%, 04/15/19 (a)	55,000		54,175
HCA, Inc., 9.625%, 11/15/16 [6]	978,000		970,665
Health Management Associates, Inc., 6.125%, 04/15/16	245,000		211,312
Helix Energy Solutions Group, Inc., 9.500%, 01/15/16 (a)	80,000		73,400
Hertz Corp., 8.875%, 01/01/14	265,000		245,125
Host Hotels & Resorts, L.P., 6.750%, 06/01/16	75,000		65,438
Huntsman LLC, 11.500%, 07/15/12	100,000		101,750
Huntsman International LLC, 7.875%, 11/15/14	120,000		95,700
Ineos Group Holdings PLC, 8.500%, 02/15/16 (a)	45,000		14,175
Intelsat Bermuda, Ltd., 11.250%, 06/15/16	190,000		194,750
Intelsat Jackson Holdings, 9.500%, 06/15/16, (a)	270,000		272,700
Intelsat Subsidiary Holding Co., Ltd., 8.875%, 01/15/15 (a)	85,000		82,275
Interline Brands, Inc., 8.125%, 06/15/14	55,000		54,450
IPCS, Inc., 3.152%, 05/01/13, (08/03/09) [5]	90,000		71,550
IPCS, Inc., 8.161%, 05/01/14, (08/01/09) [5,6]	230,000		152,950
Iron Mountain, Inc., 8.750%, 07/15/18	240,000	[2]	237,600
Jarden Corp., 7.500%, 05/01/17	215,000	[2]	189,200
Jarden Corp., 8.000%, 05/01/16	100,000		95,750
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	195,000		92,625
L-3 Communications Corp., 5.875%, 01/15/15	255,000		227,588
L-3 Communications Corp., 6.375%, 10/15/15	50,000		45,625
Levi Strauss & Co., 9.750%, 01/15/15	75,000		74,062
Macy’s Retail Holdings, Inc., 5.900%, 12/01/16	105,000		85,663

The accompanying notes are an integral part of these financial statements.

Managers High Yield Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount		Value
Industrials - 79.3% (continued)
Macy’s Retail Holdings, Inc., 7.875%, 07/15/15	$185,000		$179,230
MarkWest Energy Partners LP, 8.750%, 04/15/18	210,000		182,700
MetroPCS Wireless, Inc., 9.250%, 11/01/14	280,000		279,650
MGM Mirage, Inc., 6.750%, 04/01/13	405,000		272,362
MGM Mirage, Inc., 6.875%, 04/01/16	155,000	[2]	101,912
MGM Mirage, Inc., 7.500%, 06/01/16	175,000	[2]	114,406
MGM Mirage, Inc., 10.375%, 05/15/14 (a)	40,000		41,700
MGM Mirage, Inc., 11.125%, 11/15/17 (a)	55,000		58,575
Nalco Co., 8.250%, 05/15/17 (a)	130,000		131,300
Newell Rubbermaid, Inc., 10.600%, 04/15/19	135,000		155,500
Newfield Exploration Co., 6.625%, 04/15/16	150,000		136,125
Noranda Aluminium Acquisition Co., 5.412%, 05/15/15, (11/15/09) [5,6]	202,161		112,452
Nordic Telephone Co., 8.875%, 05/01/16 (a)	190,000		184,300
Nustar Logistics, 7.650%, 04/15/18	185,000		179,864
NXP B.V. Funding LLC, 7.875%, 10/15/14	180,000		82,800
Open Solutions, Inc., 9.750%, 02/01/15 (a)	280,000		116,200
OPTI Canada, Inc., 7.875%, 12/15/14	30,000		19,575
OPTI Canada, Inc., 8.250%, 12/15/14	35,000		23,275
P.H. Glatfelter, 7.125%, 05/01/16	95,000		87,756
Packaging Dynamics, Inc., 10.000%, 05/11/16 (a)	160,000		53,600
Paetec Holding Corp., 8.875%, 06/30/17 (a)	130,000	[2]	122,850
Paetec Holding Corp., 9.500%, 07/15/15	200,000	[2]	174,500
Petrohawk Energy Corp., 7.875%, 06/01/15	200,000		186,000
Petrohawk Energy Corp., 9.125%, 07/15/13	75,000		75,000
PolyOne Corp., 8.875%, 05/01/12	320,000		270,400
Pride International, Inc., 8.500%, 06/15/19	155,000		153,838
Quebecor Media, Inc., 7.750%, 03/15/16	270,000		246,038
Quebecor World, Inc., 8.750%, 03/15/16* (a) [8]	165,000		15,675
Quicksilver Resources, Inc., 8.250%, 08/01/15	160,000		143,200
Qwest Communications International, Inc., 7.500%, 02/15/14	70,000		64,225
Qwest Corp., 7.500%, 10/01/14	105,000		100,669
Qwest Corp., 8.875%, 03/15/12	215,000		217,688
RailAmerica, Inc., 9.250%, 07/01/17 (a)	105,000		101,850
RBS Global, Inc., 9.500%, 08/01/14 (a)	262,000		225,320
Reichhold Industries, Inc., 9.000%, 08/15/14 (a)	235,000		83,425
Rental Service Corp., 9.500%, 12/01/14	255,000		205,912
RH Donnelley, Inc., 11.750%, 05/15/15 (a) [8]	71,000		33,015
Rite Aid Corp., 7.500%, 03/01/17	70,000		55,125
Rite Aid Corp., 9.500%, 06/01/15	105,000		104,825
Rite Aid Corp., 9.500%, 06/15/17	150,000		98,250
Royal Caribbean Cruises, Ltd., 6.875%, 12/01/13	80,000	[2]	67,200

The accompanying notes are an integral part of these financial statements.

Managers High Yield Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount		Value
Industrials - 79.3% (continued)
Royal Caribbean Cruises, Ltd., 7.000%, 06/15/13	$110,000		$96,662
Royal Caribbean Cruises, Ltd., 7.250%, 06/15/16	105,000		83,475
Sally Holdings LLC, 9.250%, 11/15/14	160,000	[2]	160,000
Sealy Mattress Co., 8.250%, 06/15/04	435,000		359,962
Sensata Technologies, B.V., 8.000%, 05/01/14	190,000		94,288
Service Corp. International, 6.750%, 04/01/15	225,000		204,750
Simmons Co., 7.875%, 01/15/14	380,000		212,800
Simmons Co., 10.000%, 12/15/14 (b)	559,000		81,055
Smurfit-Stone Container Enterprises, Inc., 8.375%, 07/01/12 [8]	230,000	[2]	89,125
Solo Cup Co., 10.500%, 11/01/13 (a)	100,000		100,750
Spectrum Brands, Inc., 7.375%, 02/01/15 [8]	205,000		138,375
Sprint Capital Corp., 6.900%, 05/01/19	595,000		495,338
Sprint Capital Corp., 8.750%, 03/15/32	75,000		60,750
Starwood Hotels & Resorts Worldwide, Inc., 6.750%, 05/15/18	160,000		137,418
Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 05/01/12	100,000		92,056
Steinway Musical Instruments, Inc., 7.000%, 03/01/14 (a)	225,000		176,625
Sun Media Corp., 7.625%, 02/15/13	75,000		49,688
Sungard Data Systems, Inc., 10.250%, 08/15/15	470,000		436,512
Supervalu, Inc., 8.000%, 05/01/16	235,000		229,125
Surgical Care Affiliates, Inc., 8.875%, 07/15/15 (a) [6]	145,000		112,376
Swift Energy Co., 7.125%, 06/01/17	55,000		39,050
Tenet Healthcare Corp., 8.875%, 07/01/19 (a)	45,000		45,450
Tenet Healthcare Corp., 9.250%, 01/01/15	290,000	[2]	266,800
Tenneco, Inc., 8.125%, 11/15/15	180,000		143,100
Terex Corp., 8.000%, 11/15/17	290,000	[2]	224,388
Terra Capital, Inc., 7.000%, 02/01/17	100,000		91,875
Tesoro Corp., 6.625%, 11/01/15	130,000		117,325
TGT Pipeline LLC, 5.200%, 06/01/18	115,000		98,068
The Goodyear Tire & Rubber Co., 8.625%, 12/01/11	83,000		82,170
The Neiman Marcus Group, Inc., 9.000%, 10/15/15 [6]	297,069		176,756
Titan International, Inc., 8.000%, 01/15/12	200,000		182,000
Travelport LLC, 5.293%, 09/01/14, (09/01/09) [5]	80,000		44,000
Travelport LLC, 9.875%, 09/01/14	100,000		67,000
Travelport LLC, 11.875%, 09/01/16	110,000	[2]	65,450
TRW Automotive, Inc., 7.000%, 03/15/14	150,000	[2]	108,750
TRW Automotive, Inc., 7.250%, 03/15/17	150,000		104,250
United Components, Inc., 9.375%, 06/15/13	60,000		38,400
United Surgical Partners International, Inc., 8.875%, 05/01/17	55,000		50,325
United Surgical Partners International, Inc., 9.250%, 05/01/17 [6]	185,000		151,700
Vail Resorts, Inc., 6.750%, 02/15/14	155,000		150,350
Vedanta Resources PLC, 9.500%, 07/18/18 (a)	120,000		100,200

The accompanying notes are an integral part of these financial statements.

Managers High Yield Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount		Value
Industrials - 79.3% (continued)
Venoco, Inc., 8.750%, 12/15/11	$130,000		$118,625
Videotron, Ltd., 6.875%, 01/15/14	123,000		114,390
Visant Holding Corp., 10.250%, 12/01/13 (b)	380,000		379,050
Vitro, S.A.B. de C.V., 9.125%, 02/01/17 [8]	380,000		148,200
West Corp, 9.500%, 10/15/14	125,000		110,000
Wind Acquisition Finance, S.A., 10.750%, 12/01/15 (a)	75,000		75,375
Windstream Corp., 8.125%, 08/01/13	60,000		58,350
Windstream Corp., 8.625%, 08/01/16	165,000		158,813
WMG Acquisition, 9.500%, 06/15/16 (a)	95,000		95,000
Total Industrials			25,436,378
Utilities - 3.3%
AES Corp., The, 8.000%, 10/15/17	35,000		32,725
AES Corp., The, 9.750%, 04/15/16 (a)	200,000		203,501
Calpine Construction Finance Co., 8.000%, 06/01/16 (a)	85,000		81,812
Edison Mission Energy, 7.000%, 05/15/17	110,000		84,975
Energy Future Holdings Corp., 10.875%, 11/01/17	180,000		132,300
Energy Future Holdings Corp., 11.250%, 11/01/17 [6]	700		430
Mirant North America LLC, 7.375%, 12/31/13	115,000		110,975
NRG Energy, Inc., 7.250% 02/01/14	145,000		141,012
NRG Energy, Inc., 7.375%, 02/01/16	80,000		75,900
NRG Energy, Inc., 7.375%, 01/15/17	20,000		18,900
Texas Competitive Electric Holdings Co., LLC, 10.250%, 11/01/15	265,000	[2]	166,288
Total Utilities			1,048,818
Total Corporate Bonds (cost $36,050,647)			31,682,291

	Shares
Common Stocks - 0.4%
Information Technology - 0.2%
Flextronics International, Ltd.*	13,000		53,430
Materials - 0.2%
Huntsman Corp.	12,603		63,394
Total Common Stocks (cost $216,202)			116,824
Short-Term Investments - 16.4% [1]
BNY Institutional Cash Reserves Fund, Series A, 0.06% [3]	3,107,045		3,107,045
BNY Institutional Cash Reserves Fund, Series B*[3,10]	87,750		12,943
Dreyfus Cash Management Fund, Institutional Class Shares, 0.44% [11]	2,132,449		2,132,449
Total Short-Term Investments (cost $5,327,244)			5,252,437
Total Investments - 115.6% (cost $41,594,093)			37,051,552
Other Assets, less Liabilities - (15.6)%			(4,995,440)
Net Assets - 100.0%			$32,056,112

The accompanying notes are an integral part of these financial statements.

Managers Fixed Income Fund

Fund Snapshots

June 30, 2009 (unaudited)

Portfolio Breakdown

Industry	Fixed Income**
Industrials	42.0%
Financials	15.5%
U.S. Government Obligations	10.2%
Utilities	9.2%
Foreign Government	5.7%
Asset-Backed Securities	2.7%
Municipal Bonds	1.7%
Mortgage-Backed Securities	0.9%
Preferred Stocks	0.4%
Other Assets and Liabilities	11.7%

**	As a percentage of net assets

Top Ten Holdings

Top Ten Holdings	% of Net Assets
U.S. Treasury Notes, 3.125%, 05/15/19	4.5%
U.S. Treasury Notes, 3.500%, 02/15/39	4.0
Kinder Morgan Energy Partners, LP, 5.950%, 02/15/18*	1.8
Merrill Lynch & Co., Inc., 6.110%, 01/29/37*	1.7
Inter-American Development Bank, 6.000%, 12/15/17*	1.7
PPG Industries, Inc., 6.650%, 03/15/18*	1.6
Equitable Resources, Inc., 6.500%, 04/01/18*	1.3
Time Warner Cable, Inc., 6.750%, 07/01/18*	1.2
NiSource Finance Corp., 6.400%, 03/15/18	1.2
American General Finance Corp., Series J, 6.900%, 12/15/17	1.2

Top Ten as a Group	20.2%

*	Top Ten Holding at December 31, 2008

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

Managers Fixed Income Fund

Schedule of Portfolio Investments

June 30, 2009 (unaudited)

Security Description		Principal Amount	Value
Corporate Bonds - 66.7%
Financials - 15.5%
American General Finance Corp., Series J, 6.900%, 12/15/17		$2,770,000	$1,501,880
Associates Corp. of North America, 6.950%, 11/01/18		305,000	273,330
Bank of America Capital Trust VI, 5.625%, 03/08/35		295,000	192,553
Barclays Capital Corp., 4.160%, 02/22/10 (a)	THB	6,000,000	176,872
Bear Stearns Companies, Inc., The, 4.650%, 07/02/18		480,000	425,206
Bear Stearns Companies, Inc., The, 5.300%, 10/30/15		25,000	24,593
Bear Stearns Companies, Inc., The, 6.400%, 10/02/17		65,000	65,219
Caterpillar Financial Services Corp., Series MTN, 5.450%, 04/15/18		30,000	28,610
Caterpillar Financial Services Corp., 6.125%, 02/17/14		615,000	656,675
CIGNA Corp., 6.150%, 11/15/36		240,000	172,307
CIT Group, Inc., 7.625%, 11/30/12		1,043,000	714,671
CIT Group, Inc., 12.000%, 12/18/18 (a)		1,604,000	754,268
Citigroup, Inc., 5.850%, 12/11/34		75,000	58,414
Citigroup, Inc., 5.875%, 05/29/37		100,000	78,370
Colonial Realty, L.P., 4.800%, 04/01/11		181,000	169,588
Colonial Realty, L.P., 5.500%, 10/01/15		190,000	149,935
Duke Realty, L.P., 5.950%, 02/15/17		35,000	27,170
ERAC USA Finance Co., 6.375%, 10/15/17 (a)		240,000	217,034
ERAC USA Finance Co., 6.700%, 06/01/34 (a)		65,000	48,892
ERAC USA Finance Co., 7.000%, 10/15/37 (a)		925,000	737,590
ERP Operating, L.P., 5.125%, 03/15/16		15,000	13,775
ERP Operating, L.P., 5.750%, 06/15/17		70,000	65,403
Ford Motor Credit Company LLC, 5.700%, 01/15/10		15,000	14,479
Ford Motor Credit Company LLC, 7.000%, 10/01/13		135,000	108,638
Ford Motor Credit Company LLC, 9.750%, 09/15/10		309,000	296,070
GE Capital Australia Funding Pty., Ltd., 8.000%, 02/13/12	AUD	260,000	209,639
General Electric Capital Corp., Series A, 1.431%, 05/13/24, (07/14/09) [5]		180,000	110,881
Highwoods Realty, L.P., 5.850%, 03/15/17		30,000	23,927
Highwoods Realty, L.P., 7.500%, 04/15/18		350,000	303,319
iStar Financial, Inc., 1.097%, 10/01/12, (10/01/09) [5]		325,000	124,540
Kinder Morgan Finance Co., 5.150%, 03/01/15		75,000	65,438
Kinder Morgan Finance Co., 5.700%, 01/05/16		165,000	142,312
Marsh & McLennan Companies, Inc., 5.375%, 07/15/14		410,000	399,571
Marsh & McLennan Companies, Inc., 5.750%, 09/15/15		652,000	621,972
Marsh & McLennan Companies, Inc., 5.875%, 08/01/33		1,230,000	976,155
Marsh & McLennan Companies, Inc., 9.250%, 04/15/19		435,000	490,322
MBIA Insurance Corp., 14.000%, 01/15/33 [7]		25,000	9,506
Merrill Lynch & Co., Inc., 6.110%, 01/29/37		2,900,000	2,246,241
Morgan Stanley, 4.750%, 04/01/14		540,000	510,609

The accompanying notes are an integral part of these financial statements.

Managers Fixed Income Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount		Value
Financials - 15.5% (continued)
Morgan Stanley, 5.550%, 04/27/17	$520,000		$484,805
Morgan Stanley, 5.950%, 12/28/17	300,000		288,338
Morgan Stanley, 6.625%, 04/01/18	160,000		159,766
Morgan Stanley, 6.750%, 04/15/11	65,000		68,120
Morgan Stanley, 7.300%, 05/13/19	300,000		311,631
Mutual of Omaha Insurance Co., 6.800%, 06/15/36 (a)	620,000		426,001
National City Bank of Indiana, 4.250%, 07/01/18	395,000		332,216
ProLogis Trust, 5.625%, 11/15/15	15,000		11,909
ProLogis Trust, 5.750%, 04/01/16	15,000		11,839
Simon Property Group, LP, 5.250%, 12/01/16	25,000		22,240
Simon Property Group, LP, 5.875%, 03/01/17	40,000		36,781
Simon Property Group, LP, 6.750%, 05/15/14	1,200,000	[2]	1,206,998
Simon Property Group, LP, 10.350%, 04/01/19	385,000		438,143
SLM Corp., 8.450%, 06/15/18	845,000		723,952
Sovereign Bank, 5.125%, 03/15/13	335,000		311,926
Standard Chartered Bank, 6.400%, 09/29/17 (a)	100,000		90,500
Standard Chartered PLC, 5.500%, 11/18/14 (a)	750,000		766,244
Toll Brothers Finance Corp., 5.150%, 05/15/15	555,000		491,986
Travelers Cos., Inc., 6.250%, 06/15/37	345,000		358,494
Travelers Property Casualty Corp., 6.375%, 03/15/33	330,000		347,137
XL Capital PLC, 6.500%, 01/15/12	105,000		97,849
Total Financials			20,192,849
Industrials - 42.0%
Alltel Corp., 7.875%, 07/01/32	210,000		244,544
Anadarko Petroleum Corp., 5.950%, 09/15/16	450,000		444,622
Anadarko Petroleum Corp., 6.450%, 09/15/36	395,000		356,141
Anheuser-Busch Companies, Inc., 5.950%, 01/15/33	330,000		272,759
Anheuser-Busch Companies, Inc., 6.450%, 09/01/37	420,000		392,438
Anheuser-Busch InBev Worldwide, Inc., 5.375%, 11/15/14 (a)	975,000		984,831
AstraZeneca PLC, 6.450%, 09/15/37	500,000		556,178
AT&T Corp., 6.500%, 03/15/29	775,000		742,748
AT&T Wireless Services, Inc., 8.750%, 03/01/31	310,000		378,845
AT&T, Inc., 6.150%, 09/15/34	840,000		799,910
AT&T, Inc., 6.700%, 11/15/13	855,000		939,873
Avnet, Inc., 6.000%, 09/01/15	720,000		662,920
Avnet, Inc., 6.625%, 09/15/16	140,000		131,446
BellSouth Corp., 6.000%, 11/15/34	280,000		264,743
BellSouth Corp., 6.550%, 06/15/34	55,000		54,082
Camden Property Trust, 5.700%, 05/15/17	255,000		230,725
Canadian Pacific Railway Co., 5.950%, 05/15/37	410,000		336,606
Cardinal Health, Inc., 4.000%, 06/15/15	320,000		279,044

The accompanying notes are an integral part of these financial statements.

Managers Fixed Income Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount	Value
Industrials - 42.0% (continued)
Charter Communications Operating LLC, 8.000%, 04/30/12 (a) [8]	$245,000	$237,038
Chartered Semiconductor Manufacturing, Ltd., 6.250%, 04/04/13	715,000	648,101
Chevron Phillips Chemical Co., LLC, 8.250%, 06/15/19 (a)	1,205,000	1,259,208
Coca-Cola HBC Finance, B.V., 5.125%, 09/17/13	265,000	268,874
Comcast Corp., 5.650%, 06/15/35	505,000	464,021
Comcast Corp., 6.450%, 03/15/37	795,000	786,004
Comcast Corp., 6.500%, 11/15/35	460,000	466,480
Continental Airlines, Inc., 5.983%, 04/19/22	85,000	70,125
Continental Airlines, Inc., Series B, 6.903%, 04/19/22	94,000	58,280
Corning, Inc., 6.850%, 03/01/29	600,000	558,122
Covidien International Finance, S.A., 6.000%, 10/15/17	295,000	314,230
CSX Corp., 6.000%, 10/01/36	570,000	517,964
Cummins Engine Co., Inc., 6.750%, 02/15/27	153,000	120,208
D.R. Horton, Inc., 5.250%, 02/15/15	420,000	350,700
Delta Air Lines, Inc., 8.021%, 08/10/22	739,610	480,746
Desarrolladora Homex, S.A. de C.V., 7.500%, 09/28/15	245,000	211,925
DP World, Ltd., 6.850%, 07/02/37 (a)	1,420,000	948,767
Dun & Bradstreet Corp., The, 6.000%, 04/01/13	790,000	792,642
El Paso Corp., 6.950%, 06/01/28	165,000	124,968
Energy Transfer Partners, L.P., 6.125%, 02/15/17	65,000	64,672
Energy Transfer Partners, L.P., 6.625%, 10/15/36	145,000	142,115
Equifax, Inc., 7.000%, 07/01/37	228,000	221,603
Equitable Resources, Inc., 6.500%, 04/01/18	1,730,000	1,674,370
Express Scripts, Inc., 6.250%, 06/15/14	305,000	323,065
Express Scripts, Inc., 7.250%, 06/15/19	185,000	204,375
Georgia-Pacific Corp., 7.250%, 06/01/28	70,000	52,675
HCA, Inc., 6.250%, 02/15/13	5,000	4,400
HCA, Inc., 6.375%, 01/15/15	5,000	4,088
HCA, Inc., 6.750%, 07/15/13	5,000	4,425
HCA, Inc., 7.050%, 12/01/27	750,000	460,545
HCA, Inc., 7.190%, 11/15/15	5,000	3,866
HCA, Inc., 7.500%, 12/15/23	5,000	3,282
HCA, Inc., 7.500%, 11/06/33	75,000	43,125
HCA, Inc., 7.690%, 06/15/25	315,000	195,019
HCA, Inc., 7.750%, 07/15/36	5,000	2,997
HCA, Inc., 8.360%, 04/15/24	40,000	26,608
HCA, Inc., 8.750%, 09/01/10	625,000	629,688
Home Depot, Inc., The, 5.875%, 12/16/36	1,035,000	916,045
Intel Corp., 2.950%, 12/15/35	25,000	21,125
International Paper Co., 5.500%, 01/15/14	635,000	583,924
International Paper Co., 7.950%, 06/15/18	625,000	603,906

The accompanying notes are an integral part of these financial statements.

Managers Fixed Income Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount	Value
Industrials - 42.0% (continued)
Intuit, Inc., 5.750%, 03/15/17	$210,000	$199,829
J.C. Penney Co., Inc., 5.750%, 02/15/18	25,000	21,978
J.C. Penney Co., Inc., 6.375%, 10/15/36	580,000	430,424
J.C. Penney Co., Inc., 7.400%, 04/01/37	20,000	15,824
J.C. Penney Co., Inc., 7.625%, 03/01/97	25,000	16,783
Kinder Morgan Energy Partners, LP, 5.950%, 02/15/18	2,335,000	2,289,482
KLA Instruments Corp., 6.900%, 05/01/18	1,135,000	1,022,071
Koninklijke Philips Electronics, N.V., 6.875%, 03/11/38	1,090,000	1,171,339
Kraft Foods, Inc., 6.500%, 11/01/31	310,000	308,698
Kroger Co., 7.000%, 05/01/18	460,000	496,157
Lennar Corp., 5.600%, 05/31/15	400,000	317,000
Lennar Corp., 6.500%, 04/15/16	280,000	225,400
Liberty Media Corp., 5.700%, 05/15/13	190,000	165,300
Lubrizol Corp., 6.500%, 10/01/34	880,000	782,192
Macy’s Retail Holdings, Inc., 6.790%, 07/15/27	80,000	55,541
Macy’s Retail Holdings, Inc., 6.900%, 04/01/29	30,000	21,101
Marks & Spencer Group PLC, 7.125%, 12/01/37 (a)	300,000	222,638
Masco Corp., 5.850%, 03/15/17	350,000	279,988
Medco Health Solutions, Inc., 7.125%, 03/15/18	1,260,000	1,329,029
Medco Health Solutions, Inc., 7.250%, 08/15/13	420,000	450,889
Missouri Pacific Railroad Co., 5.000%, 01/01/45 [9]	200,000	100,000
Motorola, Inc., 5.220%, 10/01/97	40,000	17,858
Motorola, Inc., 6.500%, 09/01/25	15,000	10,523
Motorola, Inc., 6.500%, 11/15/28	70,000	47,708
New England Telephone & Telegraph Co., 7.875%, 11/15/29	95,000	97,790
News America, Inc., 6.200%, 12/15/34	350,000	299,670
News America, Inc., 6.400%, 12/15/35	425,000	373,073
News America, Inc., 7.280%, 06/30/28	225,000	207,569
News America, Inc., 7.625%, 11/30/28	460,000	441,606
Nextel Communications, Inc., 5.950%, 03/15/14	710,000	562,675
Nextel Communications, Inc., 6.875%, 10/31/13	5,000	4,162
Nextel Communications, Inc., 7.375%, 08/01/15	20,000	16,050
NGPL Pipeline LLC, 7.768%, 12/15/37 (a)	940,000	1,029,983
Northwest Airlines, Inc., 8.028%, 11/01/17	446,872	285,998
Owens & Minor, Inc., 6.350%, 04/15/16 [9]	125,000	109,522
PPG Industries, Inc., 6.650%, 03/15/18	1,935,000	2,060,585
Pulte Homes, Inc., 6.000%, 02/15/35	1,265,000	828,575
Pulte Homes, Inc., 6.375%, 05/15/33	465,000	309,225
Pulte Homes, Inc., Senior Notes, 5.200%, 02/15/15	405,000	340,200
Qantas Airways, Ltd., 6.050%, 04/15/16 (a)	1,500,000	1,356,852
Questar Market Resources, Inc., 6.800%, 04/01/18	1,365,000	1,288,201

The accompanying notes are an integral part of these financial statements.

Managers Fixed Income Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount	Value
Industrials - 42.0% (continued)
Qwest Corp., 6.875%, 09/15/33	$20,000	$14,700
Safeway, Inc., 6.350%, 08/15/17	400,000	423,380
Samsung Electronics Co., Ltd., 7.700%, 10/01/27 (a)	570,000	580,390
Simon Property Group, LP, 5.750%, 12/01/15	85,000	78,386
Sprint Capital Corp., 6.875%, 11/15/28	30,000	21,450
Sprint Capital Corp., 6.900%, 05/01/19	15,000	12,488
Sprint Capital Corp., 8.750%, 03/15/32	5,000	4,050
Telecom Italia Capital S.p.A., 6.000%, 09/30/34	40,000	33,885
Telecom Italia Capital S.p.A., 6.375%, 11/15/33	105,000	93,590
Tele-Communications, Inc., 9.800%, 02/01/12	350,000	394,223
Telefonica Emisiones SAU, 5.877%, 07/15/19	265,000	273,729
Telefonica Emisiones SAU, 7.045%, 06/20/36	1,210,000	1,345,107
Tennessee Gas Pipeline Co., 7.000%, 10/15/28	240,000	229,899
Texas Eastern Transmission, LP, 7.000%, 07/15/32	255,000	269,010
TGT Pipeline LLC, 5.200%, 06/01/18	465,000	396,536
Time Warner Cable, Inc., 6.750%, 07/01/18	1,500,000	1,564,982
Time Warner, Inc., 6.625%, 05/15/29	270,000	244,788
Time Warner, Inc., 6.950%, 01/15/28	120,000	113,013
Time Warner, Inc., 7.625%, 04/15/31	80,000	77,975
Time Warner, Inc., 7.700%, 05/01/32	685,000	674,909
Toro Co., The, 6.625%, 05/01/37 [9]	365,000	265,964
Union Pacific Corp., 5.375%, 06/01/33	50,000	43,890
V.F. Corp., 6.450%, 11/01/37	412,000	392,201
Verizon Global Funding Corp., 5.850%, 09/15/35	1,095,000	1,021,738
Verizon Maryland, Inc., 5.125%, 06/15/33	295,000	219,215
Verizon New England, Inc., 4.750%, 10/01/13	300,000	297,903
Verizon New England, Inc., 6.500%, 09/15/11	530,000	564,431
Verizon New York, Inc., Series B, 7.375%, 04/01/32	195,000	190,500
Viacom, Inc., 6.875%, 04/30/36	470,000	434,275
Vondafone Group PLC, 6.150%, 02/27/37	650,000	641,603
Walt Disney Co., The, 7.000%, 03/01/32	190,000	221,674
Watson Pharmaceuticals, Inc., Convertible 1.750%, 03/15/23	65,000	64,431
Western Union Co., 6.200%, 11/17/36	635,000	600,283
Weyerhaeuser Co., 6.875%, 12/15/33	645,000	440,535
Total Industrials		54,791,397
Utilities - 9.2%
Abu Dhabi National Energy Co., 7.250%, 08/01/18 (a)	1,040,000	1,041,901
Ameren Energy Generating Co., 7.000%, 04/15/18	1,200,000	1,083,437
Bruce Mansfield Unit, 6.850%, 06/01/34 [9]	281,000	247,433
CILCORP, Inc., 8.700%, 10/15/09	315,000	310,275
Cleveland Electric Illuminating Co., The, 5.950%, 12/15/36	715,000	624,884

The accompanying notes are an integral part of these financial statements.

Managers Fixed Income Fund

Schedule of Portfolio Investments (continued)

Security Description		Principal Amount		Value
Utilities - 9.2% (continued)
Commonwealth Edison Co., 4.700%, 04/15/15		$510,000		$504,055
Commonwealth Edison Co., 5.875%, 02/01/33		620,000		596,063
Dominion Resources, Inc., 5.950%, 06/15/35		90,000		86,129
Empresa Nacional de Electricidad, 7.875%, 02/01/27		900,000		955,031
Illinois Power Co., 6.250%, 04/01/18		1,370,000		1,299,564
ITC Holdings Corp., 5.875%, 09/30/16 (a)		225,000		213,284
ITC Holdings Corp., 6.375%, 09/30/36 (a)		300,000		252,320
Methanex Corp., 6.000%, 08/15/15		320,000		246,604
MidAmerican Energy Holdings Co., 6.500%, 09/15/37		340,000		354,027
NiSource Finance Corp., 6.400%, 03/15/18		1,645,000		1,511,714
NiSource Finance Corp., 6.800%, 01/15/19		900,000		844,821
Pacific Gas and Electric Co., 6.050%, 03/01/34		500,000		520,402
Southwestern Electric Power Co., 6.450%, 01/15/19		1,225,000		1,251,523
Total Utilities				11,943,467
Total Corporate Bonds (cost $92,132,182)				86,927,713
U.S. Government Obligations - 10.2%
U.S. Treasury Notes, 3.125%, 05/15/19		6,000,000	[2]	5,805,018
U.S. Treasury Notes, 3.500%, 02/15/39		6,000,000	[2]	5,190,018
U.S. Treasury Notes, 4.500%, 09/30/11		750,000	[2]	804,024
U.S. Treasury Notes, 4.750%, 05/15/14		835,000	[2]	920,849
U.S. Treasury Inflation Indexed Bonds, 2.000%, 01/15/14		507,742		519,960
Total U.S. Government Obligations (cost $13,057,561)				13,239,869
Foreign Government Obligations - 5.7%
Brazil, Republic of, 10.250%, 01/10/28	BRL	750,000		378,923
Canadian Government, 3.750%, 06/01/12	CAD	135,000		122,321
Canadian Government, 4.250%, 09/01/09	CAD	1,000,000		865,271
Canadian Government, 5.250%, 06/01/12	CAD	390,000		367,592
Inter-American Development Bank, 6.000%, 12/15/17	NZD	3,500,000		2,199,756
International Bank for Reconstruction & Development, Series GDIF, 1.430%, 03/05/14	SGD	1,000,000		666,988
International Bank for Reconstruction & Development, 9.500%, 05/27/10	ISK	3,300,000		25,959
Mexican Bonos, Series M, 7.250%, 12/15/16	MXN	6,850,000		500,814
Mexican Fixed Rate Bonds, 8.000%, 12/07/23	MXN	3,500,000		255,943
Mexican Government, 9.000%, 12/20/12	MXN	5,950,000		486,465
New South Wales Treasury Corp., Series 12RG, 6.000%, 05/01/12	AUD	260,000		214,784
New South Wales Treasury Corp., Series 10RG, 7.000%, 12/01/10	AUD	995,000		836,676
Queensland Treasury Corp., Series 11G, 6.000%, 06/14/11	AUD	665,000		553,255
Total Foreign Government Obligations (cost $7,941,617)				7,474,747
Municipal Bonds - 1.7%
Alabama Public School & College Authority, Capital Improvement Bond, 4.500%, 12/01/26		30,000		28,774
Buckeye Ohio Tobacco Settlement Financing Authority, Asset-A-2, 5.875%, 06/01/47 [9]		250,000		141,125
Chicago Illinois Board of Education, Dedicated-Series B, 4.750%, 12/01/31 (FSA Insured)		50,000		47,025

The accompanying notes are an integral part of these financial statements.

Managers Fixed Income Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount	Value
Municipal Bonds - 1.7% (continued)
Chicago Illinois O’Hare International Airport Revenue Bond, Series A, 4.500%, 01/01/38 (FSA Insured)	$15,000	$13,233
Decatur Texas Hospital Authority Hospital Revenue, 7.750%, 09/01/09	60,000	60,508
District of Columbia, Series A, 4.750%, 06/01/36 (National Insured)	30,000	26,749
Eufaula Alabama, Series C, 4.000%, 08/15/12 (AMBAC Insured)	285,000	284,484
Florida State Turnpike Authority, Revenue Bond, Department of Transportation, Series A, 3.500%, 07/01/27 (National Insured)	30,000	23,512
Green Bay Wisconsin, Water System Revenue Refunding Bonds, 3.500%, 11/01/26 (FSA Insured)	20,000	17,113
Green Bay Wisconsin, Water System Revenue Refunding Bonds, 3.500%, 11/01/29 (FSA Insured)	20,000	16,221
Grosse Pointe Michigan Public School System, 3.000%, 05/01/27 (National Insured)	15,000	11,516
Harris County Texas, Road Bonds, Series B, 4.500%, 10/01/31	85,000	81,532
JEA Florida Water & Sewer System Revenue Bond, Series B, 4.750%, 10/01/41 (National Insured)	45,000	40,238
Louisianna State, Series C, 3.250%, 05/01/26 (FSA Insured)	30,000	22,206
Massachusetts State School Building Authority Sales Tax Revenue Bond, Series A, 4.750%, 08/15/32	30,000	29,058
Michigan Tobacco Settlement Financial Authority, Series A, 7.309%, 06/01/34 [9]	390,000	259,869
Omaha Nebraska Public Power District, Electric System Subordinated Revenue Bonds, Series AA, 4.500%, 02/01/34 (National Insured)	70,000	65,440
San Diego California Unified School District, Refunding Bonds, Election 1998, Series F-1, 4.500%, 07/01/29 (FSA Insured)	30,000	27,357
San Jose California Redevelopment Agency Tax Allocation, Series C, 3.750%, 08/01/28 (National Insured)	35,000	24,191
San Jose Redevelopment Agency, 3.750%, 08/01/28 (BHAC Insured)	15,000	11,213
State of California, 4.500%, 08/01/27 (AMBAC Insured)	45,000	36,417
State of California, 4.500%, 10/01/29	130,000	102,540
State of California, 4.500%, 08/01/30 (AMBAC Insured)	35,000	27,353
State of California, 4.500%, 08/01/30	30,000	23,446
State of California, Variable Purpose Bond, 3.250%, 12/01/27 (National Insured)	25,000	16,072
State of California, Variable Purpose Bond, 4.500%, 12/01/33 (AMBAC Insured)	110,000	83,499
University of California Regents Medical Center, Series A, 4.750%, 05/15/31 (National Insured)	10,000	9,516
Virginia Tobacco Settlement Financing Corp., 6.706%, 06/01/46 [9]	1,055,000	652,760
Wisconsin Housing & Economic Development Authority, Revenue Bonds, Series E, 4.900%, 11/01/35	10,000	8,945
Total Municipal Bonds (cost $2,866,922)		2,191,912
Asset-Backed Securities - 2.7%
ARG Funding Corp., Series 2005-2A, Class A5, 2.639%, 05/20/11, (07/20/09) (a) [5]	385,000	360,237
Capital One Auto Finance Trust 2006-C A4, 0.349%, 05/15/13, (07/15/09) [5]	735,000	673,224
Centex Home Equity Loan, Series 2004-A, Class AF6, 4.270%, 01/25/34 [7]	258,319	204,752
Chase Issuance Trust, Series 2007-B1, Class B1, 0.569%, 04/15/19, (07/15/09) [5]	845,000	590,106
Chase Issuance Trust, Series 2005-C1, Class C1, 0.689%, 11/15/12, (07/15/09) [5]	56,000	54,081
Citibank Credit Card Issuance Trust, Series 2008-C6, Class C6, 6.300%, 06/20/14	780,000	738,462
Community Program Loan Trust, Series 87-A, Class A4, 4.500%, 10/01/18	13,408	13,409
Countrywide Home Loans, Series 2002-S1, Class A5, 5.960%, 11/25/16 (b)	221,457	158,795
MBNA Credit Card Master Note Trust, Series 2005-B2, Class B, 2.694%, 12/17/12 [5]	535,000	521,868
Merrill Auto Trust Securitization, Series 2008-1, Class B, 6.750%, 04/15/15	200,000	171,744
Total Asset-Backed Securities (cost $3,705,952)		3,486,678

The accompanying notes are an integral part of these financial statements.

Managers Fixed Income Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount		Value
Mortgage-Backed Securities - 0.9%
Credit Suisse Mortgage Capital, Series 2007-C5, Class A4, 5.695%, 09/15/40 [7]	$300,000		$206,868
CS First Boston Mortgage Securities Corp., Series 2005-7, Class 3A1, 5.000%, 08/25/20	301,246		254,911
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3, 5.420%, 01/15/49	110,000		81,273
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A4, 6.007%, 06/15/49 [5]	220,000		168,619
Morgan Stanley Dean Witter Capital Inc., Series 2001-PPM, Class A2, 6.400%, 02/15/31	193,026		196,095
LB-UBS Commercial Mortgage Trust, Series 2001-C3, Class A2, 6.365%, 12/15/28	320,000		327,398
Total Mortgage-Backed Securities (cost $1,157,060)			1,235,164

	Shares
Preferred Stocks - 0.4%
CIT Group, Inc., Series A, 6.350%	5,365	[2]	38,360
FHLMC, Series F, 5.000%*	750		1,050
FHLMC, Series K, 5.790%*	2,250		2,812
FHLMC, Series O, 5.810%*	750		1,275
FHLMC, Series P, 6.000%*	1,000		1,340
FHLMC, Series R, 5.700%*	1,200		1,620
FHLMC, Series T, 6.420%*	700		1,120
FHLMC, Series U, 5.900%*	1,700		1,360
FHLMC, Series V, 5.570%*	11,750		10,810
FHLMC, Series W, 5.660%*	3,450		3,105
FHLMC, Series Y, 6.550%*	3,300		2,706
FHLMC, Series Z, 8.375%* [5]	29,524		36,019
FNMA, Series H, 5.810%*	450		688
FNMA, Series I, 5.375%*	1,050		1,806
FNMA, Series L, 5.125%*	550		808
FNMA, Series M, 4.750%*	1,500		2,280
FNMA, Series Q, 6.750%*	700		840
FNMA, Series S, 8.250%* [5]	52,775		70,719
Newell Financial Trust I, 5.250%	13,455		359,081
Total Preferred Stocks (cost $2,942,956)			537,799
Short-Term Investments - 21.2%[1]
BNY Institutional Cash Reserves Fund, Series A, 0.06%[3]	14,136,203		14,136,203
BNY Institutional Cash Reserves Fund, Series B *[3,10]	247,573		36,517
Dreyfus Cash Management Fund, Institutional Class Shares, 0.44%[11]	12,019,648		12,019,648
JPMorgan Liquid Assets Money Market Fund, Capital Shares, 0.48%[12]	1,517,578		1,517,578
Total Short-Term Investments (cost $27,921,002)			27,709,946
Total Investments - 109.5% (cost $151,725,252)			142,803,828
Other Assets, less Liabilities - (9.5)%			(12,394,918)
Net Assets - 100.0%			$130,408,910

The accompanying notes are an integral part of these financial statements.

Managers Short Duration Government Fund

Fund Snapshots

June 30, 2009 (unaudited)

Portfolio Breakdown

Portfolio Breakdown	Short Duration Government Fund**
U.S Government and Agency Obligations	96.0%
Mortgage-Backed Securities	6.2%
Asset-Backed Securities	0.8%
Other Assets and Liabilities	(3.0)%

**	As a percentage of net assets

Top Ten Holdings

Top Ten Holdings	% of Net Assets
FHLMC, 4.500%, TBA	9.7%
FNMA, 6.000%, 12/01/23	4.4
FHLMC, 5.929%, 02/01/37*	4.0
FHLMC Gold Pool, 6.000%, 03/01/23	3.0
FHLMC Gold Pool, 0.569%, 06/15/35*	2.7
GMAC Commercial Mortgage Securities, Inc., Series 2000-C1, Class A2, 7.724%, 03/15/33*	2.3
FNMA Whole Loan, Series 2005-W2, Class A1, 0.514%, 05/25/35*	2.0
FNMA, 6.000%, 09/01/22	1.9
FHLMC REMICS, Series 3059, Class PA, 5.500%, 10/15/26	1.8
FNMA Whole Loan, Series 2004-W14, Class 1AF, 0.714%, 07/25/44	1.7

Top Ten as a Group	33.5%

*	Top Ten Holding at December 31, 2008

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

Managers Short Duration Government Fund

Schedule of Portfolio Investments

June 30, 2009 (unaudited)

Security Description	Principal Amount	Value
U.S. Government and Agency Obligations - 96.0%[1]
Federal Home Loan Mortgage Corporation - 44.5%
FHLMC Gold Pool, 0.569%, 06/15/35, (07/15/09) [5]	$6,525,593	$6,490,988
FHLMC Gold Pool, 3.750%, 11/15/25	2,384,557	2,417,181
FHLMC Gold Pool, 4.000%, 12/01/20	3,592,830	3,601,064
FHLMC Gold Pool, 5.000%, 05/01/18 to 08/01/19	3,379,326	3,534,874
FHLMC Gold Pool, 5.500%, 11/01/17 to 12/01/17	806,282	851,838
FHLMC Gold Pool, 5.500%, 08/01/19 to 09/01/19	898,160	944,977
FHLMC Gold Pool, 6.000%, 03/01/23	6,943,655	7,352,246
FHLMC Gold Pool, 7.000%, 06/01/17	2,725,288	2,900,553
FHLMC Gold Pool, 7.500%, 04/01/15 to 03/01/33	1,493,311	1,609,608
FHLMC REMICS, Series 2003-86, Class OX, 4.500%, 09/15/26	711,007	725,745
FHLMC REMICS, Series 2870, Class CN, 4.000%, 10/15/27	524,802	536,362
FHLMC REMICS, Series 2769, Class BX, 4.500%, 07/15/27	696,774	713,968
FHLMC REMICS, Series 2885, Class DE, 4.500%, 12/15/17	439,923	455,064
FHLMC REMICS, Series 3059, Class PA, 5.500%, 10/15/26	4,220,435	4,320,638
FHLMC REMICS, Series 3153, Class NB, 5.500%, 02/15/27	1,077,034	1,106,761
FHLMC Structured Pass Through Securities, 7.500%, 02/25/42	131,763	141,068
FHLMC Structured Pass Through Securities, Series T-51, Class 2A, 7.500%, 08/25/42 [7]	212,492	227,499
FHLMC, 2.954%, 05/01/34, (06/01/10) [5]	428,609	434,152
FHLMC, 3.321%, 07/01/34, (02/01/10) [5]	729,750	740,237
FHLMC, 4.000%, 09/15/15	583,128	592,321
FHLMC, 4.500%, TBA	24,000,000	23,797,488
FHLMC, 4.512%, 10/01/33, (10/01/09) [5]	2,680,634	2,739,238
FHLMC, 4.669%, 03/01/38, (04/01/13) [5]	1,901,220	1,960,758
FHLMC, 4.901%, 12/01/35, (10/01/10) [5]	1,552,142	1,605,399
FHLMC, 5.000%, 05/01/18 to 06/15/27	7,724,759	7,989,602
FHLMC, 5.929%, 02/01/37, (02/01/12) [5]	9,309,302	9,819,128
FHLMC, Series 2628, Class PV, 3.750%, 10/15/16	560,686	567,261
FHLMC, Series 2697, Class LP, 4.500%, 10/15/19	669,787	685,250
FHLMC, Series 2963, Class WL, 4.500%, 07/15/25	606,751	614,734
FHLMC, Series 2691, Class TC, 4.500%, 07/15/26	3,220,000	3,275,236
FHLMC, Series 2725, Class PC, 4.500%, 05/15/28	3,720,165	3,801,090
FHLMC, Series 2958, Class NB, 5.000%, 05/15/25	3,687,794	3,736,563
FHLMC, Series 2964, Class NA, 5.500%, 02/15/26	1,242,925	1,269,087
FHLMC, Series 3165, Class JA, 5.500%, 04/15/26	623,174	643,269
FHLMC, Series 2984, Class NA, 5.500%, 04/15/26	2,795,386	2,863,534
FHLMC, Series 3138, Class PA, 5.500%, 02/15/27	2,808,537	2,897,430
FHLMC, Series 2637, Class SI, 5.681%, 06/15/18, (07/15/09) [5]	853,357	56,362
FHLMC, Series 3167, Class QA, 6.000%, 10/15/26	848,253	861,234

The accompanying notes are an integral part of these financial statements.

Managers Short Duration Government Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount	Value
Federal Home Loan Mortgage Corporation - 44.5% (continued)
FHLMC, Series 2608, Class SJ, 6.781%, 03/15/17, (07/15/09) [5]	$1,285,393	$69,159
FHLMC, Series 2772, Class KS, 6.861%, 06/15/22, (07/15/09) [5]	802,550	63,277
Total Federal Home Loan Mortgage Corporation		109,012,243
Federal National Mortgage Association - 43.0%
FNMA, 0.634%, 11/25/30, (07/25/09) [5]	2,669,023	2,586,871
FNMA, 0.714%, 03/25/35, (07/25/09) [5]	2,741,057	2,664,322
FNMA, 3.529%, 06/01/34, (06/01/10) [5]	2,237,893	2,266,862
FNMA, 3.602%, 08/01/34, (10/01/09) [5]	1,041,296	1,066,327
FNMA, 3.729%, 06/01/34, (11/01/09) [5]	2,844,314	2,861,731
FNMA, 4.067%, 08/01/33, (08/01/09) [5]	746,639	760,569
FNMA, 4.159%, 02/01/33, (09/01/09) [5]	962,508	986,900
FNMA, 4.408%, 04/01/35, (03/01/10) [5]	1,571,636	1,628,472
FNMA, 4.412%, 08/01/34, (02/01/10) [5]	1,543,379	1,592,747
FNMA, 4.672%, 11/01/34, (10/01/09) [5]	916,988	946,759
FNMA, 4.826%, 01/01/35, (11/01/09) [5]	695,987	711,309
FNMA, 4.851%, 01/01/35, (12/01/09) [5]	977,231	1,002,538
FNMA, 4.862%, 09/01/33, (09/01/09) [5]	1,157,033	1,181,544
FNMA, 4.880%, 01/01/33, (01/01/10) [5]	4,014,939	4,156,277
FNMA, 4.897%, 06/01/35, (06/01/10) [5]	714,901	740,134
FNMA, 4.947%, 01/01/33, (12/01/09) [5]	122,933	127,123
FNMA, 4.954%, 06/01/35, (06/01/10) [5]	738,676	766,059
FNMA, 4.991%, 01/01/36, (11/01/10) [5]	542,648	563,958
FNMA, 5.000%, 03/01/18 to 03/25/24	4,935,233	5,138,704
FNMA, 5.150%, 01/01/36, (12/01/10) [5]	221,471	229,263
FNMA, 5.305%, 06/01/37, (05/01/10) [5]	1,552,228	1,615,244
FNMA, 5.344%, 02/01/37, (12/01/09) [5]	2,038,869	2,074,219
FNMA, 5.348%, 08/01/36, (05/01/11) [5]	992,625	1,033,966
FNMA, 5.491%, 05/01/36, (05/01/11) [5]	723,807	756,955
FNMA, 5.500%, 12/01/18 to 01/01/21	2,549,234	2,673,106
FNMA, 5.624%, 10/01/36, (04/01/11) [5]	2,992,380	3,129,625
FNMA, 5.755%, 01/01/37, (01/01/12) [5]	3,870,532	4,068,095
FNMA, 5.852%, 09/01/37, (08/01/12) [5]	1,663,782	1,746,294
FNMA, 5.886%, 09/01/37, (09/01/12) [5]	1,769,077	1,857,754
FNMA, 5.980%, 11/01/37, (10/01/12) [5]	2,543,147	2,682,630
FNMA, 6.000%, 03/01/17 to 12/01/23	15,102,022	16,000,199
FNMA, 6.500%, 04/01/17 to 08/01/32	2,053,081	2,199,007
FNMA, 7.000%, 09/01/14	1,042,936	1,101,791
FNMA, 7.500%, 12/01/33 to 01/01/34	267,345	290,270
FNMA, Series 2003-86, Class OX, 4.500%, 09/25/26	508,915	517,578
FNMA, Series 2005-86, Class WH, 5.000%, 11/25/25	2,039,510	2,084,635
FNMA, Series 2005-33, Class QA, 5.000%, 06/25/27	847,418	867,257

The accompanying notes are an integral part of these financial statements.

Managers Short Duration Government Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount	Value
Federal National Mortgage Association - 43.0% (continued)
FNMA, Series 2008-22, Class KA, 5.500%, 06/25/21	$882,313	$891,540
FNMA, Series 2005-16, Class LY, 5.500%, 09/25/25	747,271	757,872
FNMA, Series 2006-57, Class PA, 5.500%, 08/25/27	3,997,522	4,120,660
FNMA, Series 2006-48, Class TA, 5.500%, 04/25/28	3,033,117	3,132,136
FNMA, Series 2003-73, Class SM, 6.286%, 04/25/18, (07/25/09) [5]	1,150,092	94,336
FNMA, Series 2003-26, Class QS, 6.786%, 10/25/17, (07/25/09) [5]	1,076,456	77,307
FNMA, Series 1993-139, Class GA, 7.000%, 08/25/23	3,446,301	3,558,547
FNMA Grantor Trust, Series 2002-T5, Class A1, 0.554%, 05/25/32, (07/27/09) [5]	593,833	500,520
FNMA Grantor Trust Pass Through, Series 2004-T1, Class 1A2, 6.500%, 01/25/44	847,954	902,939
FNMA Pass Through Securities, Series 2002-33, Class A2, 7.500%, 06/25/32	131,169	141,744
FNMA Whole Loan, Series 2005-W2, Class A1, 0.514%, 05/25/35, (07/25/09) [5]	5,119,007	4,944,686
FNMA Whole Loan, Series 2003-W8, Class 3F1, 0.714%, 05/25/42, (07/25/09) [5]	2,050,208	1,929,913
FNMA Whole Loan, Series 2004-W14, Class 1AF, 0.714%, 07/25/44, (07/25/09) [5]	4,284,487	4,238,257
FNMA Whole Loan, Series 2004-W5, Class F1, 0.764%, 02/25/47, (07/25/09) [5]	1,021,428	989,203
FNMA Whole Loan, Series 2002-W1, Class 2A, 7.500%, 02/25/42 [7]	628,808	679,506
FNMA Whole Loan, Series 2002-W6, Class 2A, 7.500%, 06/25/42	534,644	577,750
FNMA Whole Loan, Series 2003-W4, Class 4A, 7.500%, 10/25/42	1,076,705	1,163,514
FNMA Whole Loan, Series 2003-W1, Class 2A, 7.500%, 12/25/42	35,076	37,904
Total Federal National Mortgage Association		105,415,428
Government National Mortgage Association - 7.3%
GNMA, 2.625%, 03/20/37, (04/01/10) [5]	828,864	824,940
GNMA, 3.750%, 01/20/32, (04/01/10) [5]	178,664	180,628
GNMA, 3.750%, 10/20/34, (01/01/10) [5]	519,599	522,971
GNMA, 4.000%, 10/20/32, (01/01/10) [5]	359,214	363,736
GNMA, 4.000%, 03/20/35, (04/01/10) [5]	130,011	131,820
GNMA, 4.125%, 10/20/17 to 11/20/27, (01/01/10) [5]	1,906,632	1,937,522
GNMA, 4.250%, 01/20/28, (04/01/10) [5]	87,682	89,079
GNMA, 4.375%, 03/20/21, (04/01/10) [5]	62,847	64,918
GNMA, 4.375%, 03/20/23, (04/01/10) [5]	110,478	112,802
GNMA, 4.500%, 01/20/34, (04/01/10) [5]	740,318	754,511
GNMA, 4.500%, 07/20/35 to 09/20/35, (10/01/09) [5]	4,337,031	4,408,045
GNMA, 4.625%, 07/20/18 to 09/20/35, (10/01/09) [5]	5,129,415	5,242,033
GNMA, 5.000%, 06/20/35, (07/01/10) [5]	162,309	166,244
GNMA, 5.375%, 06/20/22 to 05/20/33, (07/01/10) [5]	1,681,364	1,733,513
GNMA, 9.500%, 12/15/17	13,190	14,403
GNMA, Series 2005-58, Class NJ, 4.500%, 08/20/35	1,208,327	1,253,508
Total Government National Mortgage Association		17,800,673
Interest Only Strips - 0.9%
FHLMC IO Strip, 4.500%, 08/15/35 to 09/15/35	808,681	138,995
FHLMC IO Strip, 6.381%, 11/15/18 (07/15/09) [5]	1,463,907	98,914
FHLMC IO Strip, 6.781%, 11/15/30, (07/15/09) [5]	517,655	40,501

The accompanying notes are an integral part of these financial statements.

Managers Short Duration Government Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount		Value
Interest Only Strips - 0.9% (continued)
FHLMC IO Strip, 5.000%, 05/15/18 to 08/01/35	$6,011,792		$896,354
FHLMC IO Strip, 7.500%, 10/01/27 [9]	51,615		10,099
FHLMC IO Strip, 8.000%, 06/01/31 [9]	11,887		2,593
FNMA IO Strip, 5.000%, 02/01/35 to 12/01/35	6,467,032		1,016,153
FNMA IO Strip, 6.906%, 01/25/24, (07/25/09) [5]	99,390		13,962
FNMA IO Strip, 7.500%, 11/18/14	58,497		3,457
FNMA IO Strip, 8.000%, 08/25/22 [9]	86,847		17,364
FNMA IO Strip, 8.000%, 03/18/27 to 05/18/27	79,417		15,378
FNMA IO Strip, 8.000%, 05/01/30 [9]	28,033		5,313
FNMA IO Strip, 9.000%, 12/15/16 [9]	43,054		7,227
Total Interest Only Strips			2,266,310
U.S. Treasury Notes - 0.3%
U.S. Treasury Inflation Linked Notes, 2.375%, 04/15/11	788,492	[2]	811,901
Total U.S. Government and Agency Obligations ( cost $233,189,868)			235,306,555
Mortgage-Backed Securities and Interest Only Strips - 6.2%[1]
Mortgage-Backed Securities - 6.1%
Countrywide Home Loans, Inc., 0.814%, 02/25/35, (07/27/09) [5,9]	1,497,899		323,550
Deutsche Alt-A Securities, Inc., Mortgage Loan, 6.250%, 07/25/36 [9]	387,964		266,480
Fannie Mae Remic Trust, Series 2005-30, Class BU, 5.000%, 03/25/24	275,314		276,562
Freddie Mac Multiclass Certificates, Series 3113, Class QA, 5.000%, 11/15/25	1,407,122		1,446,786
GE Capital Commercial Mortgage Corporation, 6.496%, 01/15/33	487,514		492,319
GMAC Commercial Mortgage Securities, Inc., Series 2000-C3, Class A2, 6.957%, 09/15/35	1,531,286		1,581,620
GMAC Commercial Mortgage Securities, Inc., Series 2000-C1, Class A2, 7.724%, 03/15/33 [7]	5,582,504		5,633,436
Greenwich Capital Commercial Funding Corp., Class A2, Series 2005-GG3, 4.305%, 08/10/42	1,645,691		1,606,687
Merrill Lynch Mortgage Investors, Inc., 7.560%, 11/15/31	911,779		911,626
PNC Mortgage Acceptance Corp., Series 2000-C2, Class A2, 7.300%, 10/12/33	1,818,210		1,863,758
Salomon Brothers Mortgage Securities VII, Series 2000-C2, Class A2, 7.455%, 07/18/33	241,616		245,162
Washington Mutual, Class 2A3, Series 2005-AR2, 0.664%, 01/25/45, (07/25/09) [5,9]	912,460		380,276
Total Mortgage-Backed Securities			15,028,262
Mortgage-Backed Interest Only Strips - 0.1%
Bank of America-First Union IO Strip, Series 2001-3, Class XC, 1.917%, 04/11/37 (a) [7]	4,708,098		129,790
CS First Boston Mortgage Securities Corp., IO Strip, Series 1998-C1, Class AX, 1.046%, 05/17/40 [7]	669,926		29,672
CS First Boston Mortgage Securities Corp., IO Strip, Series 2001-CP4, Class AX, 1.511%, 12/15/35 (a) [7]	1,381,108		28,347
GMAC, Series 1999-C1 IO Strip, Class X, 0.782%, 05/15/33 [7]	2,043,983		28,194
Total Mortgage-Backed Interest Only Strips			216,003
Total Mortgage- Backed Securities and Interest Only Strips (cost $18,615,350)			15,244,265
Asset-Backed Securities - 0.8%
First Franklin Mortgage Loan Asset Backed Certificates, Series 2005-FF10, Class A4, 0.634%, 11/25/35, (07/27/09) [5,9]	1,565,297		955,301
FNMA Grantor Trust, Series 2003-T4, Class A1, 0.531%, 09/26/33, (07/27/09) [5,9]	18,401		12,026
FNMA Grantor Trust, Series 2003-T2, Class A1, 0.594%, 03/25/33, (07/27/09) [5]	394,826		325,784
FNMA Whole Loan, Series 2003-W13, Class AV2, 0.594%, 10/25/33, (07/27/09) [5,9]	152,310		133,019

The accompanying notes are an integral part of these financial statements.

Managers Short Duration Government Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount	Value
Asset-Backed Securities - 0.8% (continued)
FNMA Whole Loan, Series 2001-W2, Class AS5, 6.473%, 10/25/31 (b)	$119,317	$110,456
Structured Asset Investment Loan Trust, 0.854%, 12/25/34, (07/27/09) [5]	392,925	329,316
Total Asset-Backed Securities (cost $2,644,398)		1,865,902
Short-Term Investments - 7.1%
U.S. Government and Agency Discount Notes - 0.3%
FHLMC Discount Notes, 0.151%, 09/08/09 [13]	750,000	$749,785

	Shares
Other Investment Companies - 6.8%[1]
BNY Institutional Cash Reserves Fund, Series A, 0.06% [3]	15,000	15,000
BNY Institutional Cash Reserves Fund, Series B*[3,10]	15,506	2,287
Dreyfus Cash Management Fund, Institutional Class Shares, 0.44% [11]	15,632,417	15,632,417
JPMorgan Liquid Assets Money Market Fund, Capital Shares, 0.48%	1,036,410	1,036,410
Total Other Investment Companies		16,686,114
Total Short-Term Investments (cost $17,448,467)		17,435,899
Total Investments - 110.1% (cost $271,898,083)		269,852,621
Other Assets, less Liabilities - (10.1)%		(24,736,029)
Net Assets - 100.0%		$245,116,592

The accompanying notes are an integral part of these financial statements.

Managers Intermediate Duration Government Fund

Fund Snapshots

June 30, 2009 (unaudited)

Portfolio Breakdown

Portfolio Breakdown	Intermediate Duration Government Fund**
U.S. Government and Agency Obligations	112.5%
Mortgage-Backed Securities	12.3%
Other Assets and Liabilities	(24.8)%

**	As a percentage of net assets

Top Ten Holdings

Top Ten Holdings	% of Net Assets
GNMA, 5.500%, TBA	7.6%
GNMA, 4.500%, TBA	6.3
FNMA, 5.500%, TBA	6.0
FHLMC, 5.500%, 07/14/33	5.7
FNMA, 5.000%, 10/01/35*	5.6
FNMA, 5.000%, 07/17/18	5.5
FHLMC Gold Pool, 5.500%, 02/01/35*	4.7
FHLMC, 5.628%, 01/01/36	4.3
FHLMC Gold Pool, 5.500%, 06/01/35*	4.1
FHLMC Gold Pool, 5.500%, 01/01/35*	3.2

Top Ten as a Group	53.0%

*	Top Ten Holding at December 31, 2008

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

Managers Intermediate Duration Government Fund

Schedule of Portfolio Investments

June 30, 2009 (unaudited)

Security Description	Principal Amount	Value
U.S. Government and Agency Obligations - 112.5%
Federal Home Loan Mortgage Corporation - 54.9%
FHLMC, 4.316%, 11/01/33, (12/01/09) [5]	$2,232,447	$2,282,799
FHLMC, 4.500%, 04/01/35	642,418	642,110
FHLMC, 4.500%, TBA	1,000,000	995,312
FHLMC, 5.000%, 05/01/18 to 12/01/35	7,666,111	7,833,152
FHLMC, 5.000%, TBA	5,000,000	5,064,060
FHLMC, 5.500%, 11/01/17 to 05/01/34	4,097,240	4,276,130
FHLMC, 5.500%, TBA	10,500,000	10,837,974
FHLMC, 5.628%, 01/01/36, (01/01/13) [5]	7,920,054	8,235,598
FHLMC, 5.929%, 02/01/37, (02/01/12) [5]	779,487	822,176
FHLMC, 6.000%, 02/01/22 to 03/01/22	1,567,962	1,660,196
FHLMC, 7.500%, 07/01/34	3,007,683	3,282,291
FHLMC Gold Pool, 3.750%, 11/15/25	1,904,627	1,930,685
FHLMC Gold Pool, 4.000%, 12/01/20	756,801	758,536
FHLMC Gold Pool, 4.500%, 05/01/34 to 01/01/36	16,583,068	16,561,959
FHLMC Gold Pool, 5.000%, 04/01/19 to 08/01/19	296,851	309,728
FHLMC Gold Pool, 5.500%, 01/01/35 to 12/01/38	30,118,682	31,210,591
FHLMC Gold Pool, 6.000%, 09/01/17 to 05/01/22	6,451,782	6,832,038
FHLMC, Series 2637, Class SI, 5.681%, 06/15/18, (07/15/09) [5]	653,281	43,147
FHLMC, Series 2608, Class SJ, 6.781%, 03/15/17, (07/15/09) [5]	1,968,044	105,888
FHLMC, Series 2772, Class KS, 6.861%, 06/15/22, (07/15/09) [5]	614,386	48,441
FHLMC Structured Pass Through Securities, Series T-51, Class 2A, 7.500%, 08/25/42	297,489	318,499
Total Federal Home Loan Mortgage Corporation		104,051,310
Federal National Mortgage Association - 40.1%
FNMA, 0.634%, 11/25/30, (07/25/09) [5]	2,669,023	2,586,870
FNMA, 0.714%, 03/25/35, (07/25/09) [5]	1,702,986	1,655,312
FNMA, 3.529%, 06/01/34, (06/01/10) [5]	1,814,277	1,837,762
FNMA, 3.729%, 06/01/34, (11/01/09) [5]	2,267,120	2,281,003
FNMA, 4.000%, TBA	6,000,000	6,000,000
FNMA, 4.412%, 08/01/34, (02/01/10) [5]	1,234,703	1,274,198
FNMA, 4.545%, 07/01/33, (12/01/09) [5]	705,151	715,621
FNMA, 5.000%, 06/01/18 to 10/01/35	13,913,939	14,280,395
FNMA, 5.000%, TBA	10,000,000	10,346,880
FNMA, 5.305%, 06/01/37, (05/01/10) [5]	1,233,649	1,283,731
FNMA, 5.500%, 03/01/17 to 12/01/37	13,209,441	13,773,924
FNMA, 5.500%, TBA	15,000,000	15,485,318
FNMA, 5.521%, 02/01/36, (01/01/11) [5]	358,614	376,230
FNMA, 6.000%, 08/01/17	337,663	359,801
FNMA, 6.500%, 11/01/28 to 07/01/32	595,438	636,677
FNMA, Series 1994-55, Class H, 7.000%, 03/25/24	2,750,000	2,960,946

The accompanying notes are an integral part of these financial statements.

Managers Intermediate Duration Government Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount		Value
Federal National Mortgage Association - 40.1% (continued)
FNMA, Series 2003-73, Class SM, 6.286%, 04/25/18, (07/25/09) [5]	$880,444		$72,219
FNMA Whole Loan, Series 2003-W4, Class 4A, 7.500%, 10/25/42	179,451		193,919
Total Federal National Mortgage Association			73,533,936
Government National Mortgage Association - 15.9%
GNMA, 4.125%, 11/20/17 to 12/20/17, (01/01/10) [5]	282,204		289,511
GNMA, 4.375%, 03/20/16, (04/01/10) [5]	27,790		28,531
GNMA, 4.500%, TBA	12,000,000		11,977,500
GNMA, 4.625%, 08/20/17 to 08/20/18, (10/01/09) [5]	135,434		139,859
GNMA, 5.000%, TBA	3,000,000		3,058,126
GNMA, 5.375%, 06/20/16 to 05/20/21, (07/01/10) [5]	79,330		81,991
GNMA, 5.500%, TBA	14,000,000		14,455,000
GNMA, 7.500%, 09/15/28 to 11/15/31	71,943		78,924
Total Government National Mortgage Association			30,109,442
Interest and Principal Only Strips - 1.2%
FHLMC IO Strip, 4.500%, 08/15/35 to 09/15/35	1,525,970		257,170
FHLMC IO Strip, 5.000%, 05/15/17 to 09/15/35	6,917,922		1,040,261
FHLMC IO Strip, 6.000%, 05/01/31	9,045		1,675
FHLMC IO Strip, 6.381%, 11/15/18, (07/15/09) [5]	1,163,619		78,624
FHLMC IO Strip, 6.781%, 11/15/30, (07/15/09) [5]	210,448		16,465
FHLMC IO Strip, 7.331%, 09/15/16 to 10/15/16, (07/15/09) [5]	324,793		16,162
FHLMC IO Strip, 7.581%, 06/15/31, (07/15/09) [5]	76,265		8,521
FNMA IO Strip, 4.000%, 09/01/33 to 09/01/34	1,245,571		119,588
FNMA IO Strip, 4.500%, 09/01/33	396,424		46,882
FNMA IO Strip, 5.000%, 05/01/34 to 12/01/35	2,706,123		380,533
FNMA IO Strip, 7.000%, 04/01/23 [9]	305,575		52,712
FNMA IO Strip, 7.000%, 06/01/23 [9]	34,100		4,650
FNMA PO Strip, 3.715%, 07/01/33	407,081		347,510
Total Interest and Principal Only Strips			2,370,753
U.S. Treasury Notes - 0.4%
U.S. Treasury Inflation Linked Notes, 2.375%, 04/15/11	705,776	[2]	726,729
Total U.S. Government and Agency Obligations (cost $209,091,095)			210,792,170
Mortgage-Backed Securities - 12.3%
American Home Loan Investment Trust, 5.294%, 06/25/45, (03/25/10) [5,9]	2,056,543		1,121,576
American Home Mortgage Assets, Series 2005-1, Class 1A1, 5.333%, 11/25/35 [9]	158,856		64,629
American Home Mortgage Investment Trust, 3.149%, 06/25/45, (08/01/09) [5,9]	146,199		81,295
American Home Mortgage Investment Trust, 3.170%, 04/25/44, (08/01/09) [5,9]	208,142		148,768
American Home Mortgage Investment Trust, 4.390%, 02/25/45, (11/25/09) [5,9]	986,427		775,929
Bank of America Commercial Mortgage Inc., Series 2006-2, Class A3, 5.901%, 05/10/45 [7]	3,015,000		2,567,872
Bank of America Commercial Mortgage Inc., Series 2006-5, Class A3, 5.390%, 09/10/47	1,340,000		1,094,242
Bank of America Funding Corp., 4.072%, 12/20/34 [7,9]	263,831		167,065
Bear Stearns Alt-A Trust, 4.691%, 04/25/35 [7,9]	228,642		105,984

The accompanying notes are an integral part of these financial statements.

Managers Intermediate Duration Government Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount	Value
Mortgage-Backed Securities - 12.3% (continued)
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR9, Class A3, 4.868%, 09/11/42	$1,000,000	$841,030
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A3, 6.299%, 12/10/49 [7]	1,148,000	885,116
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A4, 5.658%, 10/15/48	2,000,000	1,614,769
Countrywide Alternative Loan Trust, 0.614%, 05/25/35, (07/25/09) [5,9]	1,064,596	722,308
Countrywide Alternative Loan Trust, Series 2007-25, Class 2A1, 6.000%, 11/25/22 [9]	749,055	560,621
Countrywide Home Loans, Inc., 5.003%, 05/20/35 [7,9]	176,340	92,889
Countrywide Home Loans, Inc., Series 2004-R2, Class 1AF1, 0.734%, 11/25/34, (07/25/09) (a) [5,9]	438,366	302,747
Countrywide Home Loans, Inc., Series 2005-HYB8, Class 1A1, 4.495%, 12/20/35 [7,9]	172,836	107,294
Deutsche Alt-A Securities, Inc., Series 2006-AR6, Class A6, 0.504%, 02/25/37, (07/27/09)[5,9]	1,579,424	593,923
Goldman Sachs Mortgage Loan Trust, Series 2005-RP2, Class 1AF, 0.664%, 03/25/35, (07/25/09) (a) [5,9]	356,386	323,800
GSR Mortgage Loan Trust, Series 2004-5, Class 1A3, 2.250%, 05/25/34, (08/01/09) [5,9]	80,690	58,593
Harborview Mortgage Loan Trust, 4.788%, 11/19/34 [7,9]	148,046	91,619
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP6, Class A3B, 5.559%, 04/15/43 [7]	1,900,000	1,445,980
Master Alternative Loans Trust, 6.000%, 01/25/35 [9]	1,165,246	856,274
Merrill Lynch Mortgage Investors, Inc., 7.560%, 11/15/31	667,317	667,204
Morgan Stanley Mortgage Loan Trust, 6.087%, 08/25/35 [7,9]	1,677,880	1,165,865
Structured Asset Securities Corp., Series 2005-RF1, Class A, 0.664%, 03/25/35, (07/25/09) (a) [5,9]	425,468	350,556
Washington Mutual Mortgage Pass-Through Certificates, 6.000%, 10/25/35[9]	2,241,656	1,557,601
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A3, 5.679%, 10/15/48	2,206,000	1,754,854
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A3, 6.100%, 02/15/51	1,200,000	908,247
Wells Fargo Mortgage Backed Securities Trust, Series 2007-16, Class 1A1, 6.000%, 12/28/37	2,513,293	2,223,872
Total Mortgage-Backed Securities (cost $28,238,743)		23,252,522
Short-Term Investments - 15.6%
U.S. Government and Agency Discount Notes - 0.1%
FHLMC Discount Notes, 0.151%, 09/08/09 [13]	100,000	99,971
FHLMC Discount Notes, 0.169%, 10/05/09 [13]	178,000	177,920
Total U.S. Government and Agency Discount Notes		277,891

	Shares
Other Investment Companies - 15.5% [1]
BNY Institutional Cash Reserves Fund, Series A, 0.06% [3]	3,000	3,000
BNY Institutional Cash Reserves Fund, Series B *[3,10]	13,850	2,043
Dreyfus Cash Management Fund, Institutional Class Shares, 0.44% [11]	27,282,594	27,282,594
JPMorgan Liquid Assets Money Market Fund, Capital Shares, 0.48% [12]	2,041,292	2,041,292
Total Other Investment Companies		29,328,929
Total Short-Term Investments (cost $29,618,426)		29,606,820
Total Investments - 140.4% (cost $266,948,264)		263,651,512
Other Assets, less Liabilities - (40.4)%		(74,024,875)
Net Assets - 100.0%		$189,626,637

The accompanying notes are an integral part of these financial statements.

Managers Trust II Funds

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At June 30, 2009, the cost of securities for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were approximately:

Fund	Cost	Appreciation	Depreciation	Net
Managers AMG Chicago Equity Partners Mid-Cap Fund	$38,069,301	$2,497,268	($5,010,892)	($2,513,624)
Managers AMG Chicago Equity Partners Balanced Fund	21,596,658	1,064,635	(1,117,779)	(53,144)
Managers High Yield Fund	41,635,662	1,226,475	(5,810,585)	(4,584,110)
Managers Fixed Income Fund	151,832,882	2,823,510	(11,852,564)	(9,029,054)
Managers Short Duration Government Fund	271,898,083	3,625,876	(5,671,338)	(2,045,462)
Managers Intermediate Duration Government Fund	266,962,723	5,666,080	(6,390,421)	(724,341)

*	Non-income-producing security

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At June 30, 2009, the value of these securities amounted to the following:

Fund	Value	% of Net Assets
Managers High Yield Fund	$5,263,288	16.4%
Managers Fixed Income Fund	11,704,850	9.0%
Managers Short Duration Government Fund	158,137	0.1%
Managers Intermediate Duration Government Fund	977,103	0.5%

(b)	Step Bond. A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.

[1]	Yield shown for an investment company represents its June 30, 2009, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

[2]	Some or all of these securities were out on loan to various brokers as of June 30, 2009, amounting to:

Fund	Value	% of Net Assets
Managers AMG Chicago Equity Partners Mid-Cap Fund	$3,082,893	9.6%
Managers AMG Chicago Equity Partners Balanced Fund	305,039	1.4%
Managers High Yield Fund	3,078,698	9.6%
Managers Fixed Income Fund	13,957,652	10.7%
Managers Short Duration Government Fund	27,802	0.0%#
Managers Intermediate Duration Government Fund	15,445	0.0%#

#	Rounds to less than 0.1%

[3]	Collateral received from brokers for securities lending was invested in this short-term investment.

[4]	Percentage rate listed represents yield to maturity at June 30, 2009.

[5]	Floating rate security. The rate listed is as of June 30, 2009. Date in parentheses represents the securities next coupon rate reset.

[6]	Payment-in-kind security. A type of high yield debt instrument whose issuer has the option of making interest payments in either cash or additional debt securities.

[7]	Variable Rate Security. The rate listed is as of June 30, 2009 and is periodically reset subject to terms and conditions set forth in the debenture.

[8]	Security is in default. Issuer has failed to make a timely payment of either principal or interest or has failed to comply with some provision of the bond indenture.

Notes to Schedules of Portfolio Investments (continued)

[9]

Illiquid Security. A security not readily convertible into cash such as a stock, bond or commodity that is not actively traded and would be difficult to sell in a current sale. The Funds may not invest more than 15% of their net assets in illiquid securities. All securities are valued on the basis of valuations provided by dealers or independent pricing services. Illiquid securities at June 30, 2009, amounted to the following:

Fund	Value	% of Net Assets
Managers Fixed Income Fund	$1,776,673	1.4%
Managers Short Duration Government Fund	2,113,248	0.9%
Managers Intermediate Duration Government Fund	9,306,698	4.9%

[10]

On September 12, 2008, The Bank of New York Mellon (“BNYM”) established a separate sleeve of the BNY Institutional Cash Reserves Fund (“ICRF”) (Series B) to hold certain Lehman Brothers floating rate notes. The Fund’s position in Series B is being marked to market daily.

[11]	Under the U.S. Treasury Temporary Money Market Fund Guarantee Program, the maximum amount covered for each Fund’s investment in the Dreyfus Cash Management Fund is:

Fund	Market Value
Managers AMG Chicago Equity Partners Mid-Cap Fund	$669,850
Managers AMG Chicago Equity Partners Balanced Fund	1,690,163
Managers High Yield Fund	535,122
Managers Fixed Income Fund	6,475,984
Managers Short Duration Government Fund	3,259,504
Managers Intermediate Duration Government Fund	6,150,779

[12]	Under the U.S. Treasury Temporary Money Market Fund Guarantee Program, the maximum amount covered for each Fund’s investment in the JPMorgan Liquid Assets Money Market Fund is:

Fund	Market Value
Managers Fixed Income Fund	$1,550,100
Managers Intermediate Duration Government Fund	8,258,106

[13]	Security pledged to cover margin requirements for open futures positions at June 30, 2009.

Investments Definitions and Abbreviations:

AMBAC:	American Municipal Bond Assurance Corp.
BHAC:	Berkshire Hathaway Assurance Corp.
FHLB:	Federal Home Loan Bank
FHLMC:	Federal Home Loan Mortgage Corp.
REIT:	Real Estate Investment Trust
FNMA:	Federal National Mortgage Association
FSA:	FSA Capital, Inc.
GMAC:	General Motors Acceptance Corporation
GNMA:	Government National Mortgage Association

Abbreviations have been used throughout the portfolios to indicate amounts shown in currencies of par values other than the U.S. dollar (USD):

AUD:	Australian Dollar
BRL:	Brazilian Real
CAD:	Canadian Dollar
ISK:	Iceland Krona
MXN:	Mexican Peso
NZD:	New Zealand Dollar
SGD:	Singapore Dollar
THB:	Thailand Baht

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Statements of Assets and Liabilities

June 30, 2009 (unaudited)

	Managers AMG Chicago Equity Partners Mid-Cap Fund	Managers AMG Chicago Equity Partners Balanced Fund	Managers High Yield Fund	Managers Fixed Income Fund
Assets:
Investments at value* (including securities on loan valued at $3,082,893, $305,039, $3,078,698, and $13,957,652, respectively)	$35,555,677	$21,543,514	$37,051,552	$142,803,828
Foreign currency**	—	—	—	(28,999)
Receivable for investments sold	231,422	—	88,750	103,415
Receivable for Fund shares sold	503	4,816	805,119	761,067
Dividends, interest and other receivables	28,099	88,412	645,748	1,755,689
Prepaid expenses	36,166	37,808	41,712	46,830
Total assets	35,851,867	21,674,550	38,632,881	145,441,830
Liabilities:
Payable for Fund shares repurchased	71,708	16,191	2,849,976	255,775
Payable upon return of securities loaned	3,242,614	322,396	3,194,795	14,383,776
Payable for investments purchased	302,408	—	477,864	270,567
Accrued expenses:
Investment advisory and management fees	10,007	2,388	5,181	20,467
Administrative fees	5,385	3,526	5,598	20,696
Other	38,816	28,403	43,355	81,639
Total liabilities	3,670,938	372,904	6,576,769	15,032,920
Net Assets	$32,180,929	$21,301,647	$32,056,112	$130,408,910
Net Assets Represent:
Paid-in capital	$52,607,305	$38,398,008	$48,348,099	$142,912,619
Undistributed net investment income (loss)	178,751	18,511	26,008	(65,781)
Accumulated net realized loss from investments and foreign currency transactions	(18,455,205)	(17,219,811)	(11,775,454)	(3,520,827)
Net unrealized appreciation (depreciation) of investments and foreign currency translations	(2,149,922)	104,939	(4,542,541)	(8,917,101)
Net Assets	$32,180,929	$21,301,647	$32,056,112	$130,408,910
Class A Shares - Net Assets	$4,521,557	$10,618,205	$23,090,407	$39,545,242
Shares Outstanding	525,057	971,760	3,645,542	4,116,680
Net asset value and redemption price per share	$8.61	$10.93	$6.33	$9.61
Offering price per share based on a maximum sales charge of 5.75% (NAV per share/(100% - 5.75%)	$9.14	$11.60	n/a	n/a
Offering price per share based on a maximum sales charge of 4.25% (NAV per share/(100% - 4.25%)	n/a	n/a	$6.61	$10.04
Class B Shares - Net Assets	$1,044,314	$1,579,386	$1,730,737	$5,630,429
Shares Outstanding	129,905	146,565	277,466	590,796
Net asset value and offering price per share	$8.04	$10.78	$6.24	$9.53
Class C Shares - Net Assets	$3,468,555	$2,819,726	$4,157,491	$51,534,048
Shares Outstanding	431,836	259,653	666,005	5,374,476
Net asset value and offering price per share	$8.03	$10.86	$6.24	$9.59
Institutional Class Shares - Net Assets	$23,146,503	$6,284,330	$3,077,477	$33,699,191
Shares Outstanding	2,547,707	570,252	481,073	3,497,641
Net asset value, offering and redemption price per share	$9.09	$11.02	$6.40	$9.63
* Investments at cost	$37,705,599	$21,438,575	$41,594,093	$151,725,252
** Foreign currency at cost	—	—	—	($28,999)

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities

June 30, 2009 (unaudited)

	Managers Short Duration Government Fund	Managers Intermediate Duration Government Fund
Assets:
Investments at value* (including securities on loan valued at $27,802 and $15,445, respectively)	$269,852,621	$266,238,382
Receivable for delayed delivery investments sold	28,909,531	37,367,793
Receivable for Fund shares sold	1,385,489	573,049
Dividends, interest and other receivables	1,161,909	983,229
Receivable for variation margin on futures	95,972	20,069
Prepaid expenses	42,317	28,086
Total assets	301,447,839	305,210,608
Liabilities:
Payable upon return of securities loaned	30,506	16,850
Payable for delayed delivery investments purchased	55,315,583	99,178,489
Payable for Fund shares repurchased	795,944	419,759
Payable for TBA sale commitments	—	15,808,274
Payable for variation margin on futures	14,341	8,916
Investment advisory and management fee payable	140,078	97,452
Other accrued expenses	34,795	54,231
Total liabilities	56,331,247	115,583,971
Net Assets	$245,116,592	$189,626,637
Shares outstanding	25,976,380	18,001,152
Net asset value, offering and redemption price per share	$9.44	$10.53
Net Assets Represent:
Paid-in capital	$255,406,988	$192,359,761
Undistributed net investment income	74,561	46,358
Accumulated net realized loss from investments and futures contracts	(7,597,299)	(2,513,549)
Net unrealized depreciation of investments, futures contracts and TBA sale commitments	(2,767,658)	(265,933)
Net Assets	$245,116,592	$189,626,637
* Investments at cost	$271,898,083	$266,948,264

The accompanying notes are an integral part of these financial statements.

Statements of Operations

For the six months ended June 30, 2009 (unaudited)

	Managers AMG Chicago Equity Partners Mid-Cap Fund	Managers AMG Chicago Equity Partners Balanced Fund	Managers High Yield Fund	Managers Fixed Income Fund	Managers Short Duration Government Fund	Managers Intermediate Duration Government Fund
Investment Income:
Dividend income	$332,399	$171,178	$32,746	$61,677	$109,511	$61,487
Interest income	—	159,997	1,582,536	3,866,881	4,336,218	4,186,456
Securities lending fees	11,133	539	2,171	968	468	—
Total investment income	343,532	331,714	1,617,453	3,929,526	4,446,197	4,247,943
Expenses:
Investment advisory and management fees	104,254	70,786	101,001	260,597	865,705	614,243
Administrative fees	29,787	20,225	28,857	115,821	—	—
Distribution Fees - Class A	4,865	12,209	24,613	44,483	—	—
Distribution Fees - Class B	6,945	9,790	10,517	28,797	—	—
Distribution Fees - Class C	16,398	13,378	18,375	227,142	—	—
Registration fees	18,092	19,488	20,585	24,997	22,790	10,815
Professional fees	15,281	13,808	14,535	27,048	42,842	34,438
Custodian	8,762	19,278	17,098	12,730	29,096	25,614
Transfer agent	8,479	3,612	8,527	18,890	38,325	121,362
Reports to shareholders	3,701	2,345	7,935	11,159	9,410	16,930
Trustees fees and expenses	2,015	854	1,274	5,044	13,816	7,724
Miscellaneous	2,266	1,704	3,025	4,759	8,315	5,474
Total expenses before offsets	220,845	187,477	256,342	781,467	1,030,299	836,600
Expense reimbursement	(45,102)	(50,903)	(71,813)	(139,040)	—	(55,127)
Expense reductions	(8,372)	(3,426)	(79)	(710)	(2,757)	(1,012)
Net expenses	167,371	133,148	184,450	641,717	1,027,542	780,461
Net investment income	176,161	198,566	1,433,003	3,287,809	3,418,655	3,467,482
Net Realized and Unrealized Gain (Loss):
Net realized loss on investment transactions	(5,949,395)	(1,098,394)	(3,507,237)	(1,272,945)	(864,833)	(413,480)
Net realized gain on options and futures contracts	—	—	—	—	611,190	261,331
Net realized loss on foreign currency transactions	—	—	—	(66,755)	—	—
Net unrealized appreciation of investments	8,658,509	1,882,103	8,889,374	10,072,162	6,091,669	6,322,871
Net unrealized appreciation of futures contracts	—	—	—	—	452,177	1,336
Net unrealized appreciation of foreign currency translations	—	—	—	23,047	—	—
Net realized and unrealized gain	2,709,114	783,709	5,382,137	8,755,509	6,290,203	6,172,058
Net increase in net assets resulting from operations	$2,885,275	$982,275	$6,815,140	$12,043,318	$9,708,858	$9,639,540

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

For the six months ended June 30, 2009 (unaudited) and for the year ended December 31, 2008

	Managers AMG Chicago Equity Partners Mid-Cap Fund		Managers AMG Chicago Equity Partners Balanced Fund
	2009	2008	2009	2008
Increase (Decrease) in Net Assets From Operations:
Net investment income	$176,161	$280,442	$198,566	$400,727
Net realized gain (loss) on investments and foreign currency transactions	(5,949,395)	(11,493,243)	(1,098,394)	(863,028)
Net unrealized appreciation (depreciation) of investments and foreign currency translations	8,658,509	(14,400,228)	1,882,103	(3,372,720)
Net increase (decrease) in net assets resulting from operations	2,885,275	(25,613,029)	982,275	(3,835,021)
Distributions to Shareholders:
From net investment income:
Class A	—	(29,318)	(93,196)	(128,430)
Class B	—	—	(9,020)	(48,453)
Class C	—	—	(14,868)	(49,264)
Institutional Class	—	(245,740)	(62,971)	(170,512)
From net realized gain on investments:
Class A	—	(4,013)	—	—
Class B	—	(1,900)	—	—
Class C	—	(3,738)	—	—
Institutional Class	—	(23,113)	—	—
Return of capital:
Class A	—	—	—	(11,286)
Class B	—	—	—	(2,780)
Class C	—	—	—	(3,360)
Institutional Class	—	—	—	(6,852)
Total distributions to shareholders	—	(307,822)	(180,055)	(420,937)
From Capital Share Transactions:
Proceeds from sale of shares	1,584,852	4,850,028	2,333,823	11,344,962
Reinvestment of dividends and distributions	—	252,585	90,186	240,711
Cost of shares repurchased	(3,605,082)	(20,919,460)	(3,282,628)	(5,840,568)
Net increase (decrease) from capital share transactions	(2,020,230)	(15,816,847)	(858,619)	5,745,105
Total increase (decrease) in net assets	865,045	(41,737,698)	(56,399)	1,489,147
Net Assets:
Beginning of period	31,315,884	73,053,582	21,358,046	19,868,899
End of period	$32,180,929	$31,315,884	$21,301,647	$21,358,046
End of period undistributed net investment income (loss)	$178,751	$2,590	$18,511	—

The accompanying notes are an integral part of these financial statements.

Managers High Yield Fund		Managers Fixed Income Fund
2009	2008	2009	2008

$1,433,003	$2,899,783	$3,287,809	$6,213,046
(3,507,237)	(1,475,419)	(1,339,700)	552,575
8,889,374	(12,135,159)	10,095,209	(20,610,809)
6,815,140	(10,710,795)	12,043,318	(13,845,188)

(976,856)	(1,870,572)	(1,046,608)	(1,887,389)
(95,729)	(361,874)	(143,208)	(384,003)
(172,518)	(419,878)	(1,166,965)	(1,992,311)
(161,892)	(256,424)	(883,785)	(1,843,604)

—	—	—	—
—	—	—	—
—	—	—	—
—	—	—	—

—	—	—	—
—	—	—	—
—	—	—	—
—	—	—	—
(1,406,995)	(2,908,748)	(3,240,566)	(6,107,307)

17,173,152	23,364,772	28,309,426	69,659,067
1,058,101	2,090,161	2,199,743	3,710,771
(17,671,497)	(26,043,337)	(18,617,058)	(42,420,841)
559,756	(588,404)	11,892,111	30,948,997
5,967,901	(14,207,947)	20,694,863	10,996,502

26,088,211	40,296,158	109,714,047	98,717,545
$32,056,112	$26,088,211	$130,408,910	$109,714,047
$26,008	—	($65,781)	($113,024)

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

For the six months ended June 30, 2009 (unaudited) and for the year ended December 31, 2008

	Managers Short Duration Government Fund		Managers Intermediate Duration Government Fund
	2009	2008	2009	2008
Increase (Decrease) in Net Assets From Operations:
Net investment income	$3,418,655	$9,732,459	$3,467,482	$8,113,649
Net realized gain (loss) on investments, options and futures	(253,643)	(5,391,403)	(152,149)	974,502
Net unrealized appreciation (depreciation) of investments, options and futures	6,543,846	(8,237,454)	6,324,207	(7,870,193)
Net increase (decrease) in net assets resulting from operations	9,708,858	(3,896,398)	9,639,540	1,217,958
Distributions to Shareholders:
From net investment income	(3,346,809)	(9,735,159)	(3,451,285)	(8,103,541)
From net realized gain on investments	—	—	—	(2,192,978)
Total distributions to shareholders	(3,346,809)	(9,735,159)	(3,451,285)	(10,296,519)
From Capital Share Transactions:
Proceeds from sale of shares	88,566,266	211,840,428	52,981,536	69,809,959
Reinvestment of dividends and distributions	3,245,984	9,362,027	3,139,755	9,362,400
Cost of shares repurchased	(96,606,187)	(199,139,461)	(42,863,482)	(93,353,146)
Net increase (decrease) from capital share transactions	(4,793,937)	22,062,994	13,257,809	(14,180,787)
Total increase (decrease) in net assets	1,568,112	8,431,437	19,446,064	(23,259,348)
Net Assets:
Beginning of period	243,548,480	235,117,043	170,180,573	193,439,921
End of period	$245,116,592	$243,548,480	$189,626,637	$170,180,573
End of period undistributed net investment income	$74,561	$2,715	$46,358	$30,161

Share Transactions:
Sale of shares	9,501,332	22,203,945	5,098,828	6,633,814
Reinvestment of dividends and distributions	348,408	985,459	301,990	903,908
Shares repurchased	(10,350,569)	(20,999,033)	(4,135,034)	(8,928,366)
Net increase (decrease) in shares	(500,829)	2,190,371	1,265,784	(1,390,644)

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a share outstanding throughout each of the six months ended June 30, 2009 (unaudited) and each year ended December 31,

Managers AMG Chicago Equity Partners Mid-Cap Fund	For the six months ended June 30, 2009 (unaudited)	Class A
		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$7.82	$13.67	$14.60	$13.48	$12.10	$10.36
Income from Investment Operations:
Net investment income (loss)	0.04	0.06	(0.02)[2]	0.05	(0.01)[2]	(0.02)
Net realized and unrealized gain (loss) on investments	0.75	(5.84)	0.17 [2]	1.11	1.39 [2]	1.76
Total from investment operations	0.79	(5.78)	0.15	1.16	1.38	1.74
Less Distributions to Shareholders from:
Net investment income	—	(0.06)	—	(0.04)	—	—
Net realized gain on investments	—	(0.01)	(1.08)	—	—	—
Total distributions to shareholders	—	(0.07)	(1.08)	(0.04)	—	—
Net Asset Value, End of Period	$8.61	$7.82	$13.67	$14.60	$13.48	$12.10
Total Return [1]	10.10%[8]	(42.28)%	0.84%	8.69%	11.32%	16.80%
Ratio of net expenses to average net assets	1.18%[9]	1.18%	1.21%	1.23%	1.33%	1.41%
Ratio of net investment income (loss) to average net assets [1]	1.11%[9]	0.57%	(0.10)%	0.34%	(0.13)%	(0.16)%
Portfolio turnover	58%[8]	107%	125%	85%	84%	90%
Net assets at end of period (000’s omitted)	$4,522	$3,863	$6,464	$9,178	$8,712	$9,168

Ratios absent expense offsets: [3]
Ratio of total expenses to average net assets	1.54%[9]	1.44%	1.37%	1.36%	1.45%	1.68%
Ratio of net investment income (loss) to average net assets	0.75%[9]	0.31%	(0.25)%	0.22%	(0.24)%	(0.43)%

Managers AMG Chicago Equity Partners Mid-Cap Fund	For the six months ended June 30, 2009 (unaudited)	Class B
		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$7.33	$12.80	$13.79	$12.82	$11.59	$9.98
Income from Investment Operations:
Net investment loss	(0.01)	(0.06)	(0.13)[2]	(0.08)	(0.06)[2]	(0.07)
Net realized and unrealized gain (loss) on investments	0.72	(5.40)	0.15 [2]	1.09	1.29 [2]	1.68
Total from investment operations	0.71	(5.46)	0.02	1.01	1.23	1.61
Less Distributions to Shareholders from:
Net investment income	—	—	—	(0.04)	—	—
Net realized gain on investments	—	(0.01)	(1.01)	—	—	—
Total distributions to shareholders	—	(0.01)	(1.01)	(0.04)	—	—
Net Asset Value, End of Period	$8.04	$7.33	$12.80	$13.79	$12.82	$11.59
Total Return [1]	9.69%[8]	(42.67)%	(0.03)%	7.88%	10.61%	16.13%
Ratio of net expenses to average net assets	1.92%[9]	1.94%	1.96%	1.98%	1.99%	1.90%
Ratio of net investment income (loss) to average net assets [1]	0.38%[9]	(0.30)%	(0.86)%	(0.41)%	(0.79)%	(0.67)%
Portfolio turnover	58%[8]	107%	125%	85%	84%	90%
Net assets at end of period (000’s omitted)	$1,044	$1,742	$6,909	$11,197	$15,512	$17,226

Ratios absent expense offsets: [3]
Ratio of total expenses to average net assets	2.27%[9]	2.20%	2.12%	2.11%	2.11%	2.18%
Ratio of net investment income (loss) to average net assets	0.04%[9]	(0.56)%	(1.02)%	(0.59)%	(0.91)%	(0.95)%

Financial Highlights

For a share outstanding throughout each of the six months ended June 30, 2009 (unaudited) and each year ended December 31,

Managers AMG Chicago Equity Partners Mid-Cap Fund	For the six months ended June 30, 2009 (unaudited)	Class C
		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$7.32	$12.79	$13.80	$12.83	$11.60	$9.99
Income from Investment Operations:
Net investment income (loss)	0.01	(0.03)	(0.12)[2]	(0.06)	(0.06)[2]	(0.08)
Net realized and unrealized gain (loss) on investments	0.70	(5.43)	0.12 [2]	1.07	1.29 [2]	1.69
Total from investment operations	0.71	(5.46)	—	1.01	1.23	1.61
Less Distributions to Shareholders from:
Net investment income	—	—	—	(0.04)	—	—
Net realized gain on investments	—	(0.01)	(1.01)	—	—	—
Total distributions to shareholders	—	(0.01)	(1.01)	(0.04)	—	—
Net Asset Value, End of Period	$8.03	$7.32	$12.79	$13.80	$12.83	$11.60
Total Return [1]	9.70%[8]	(42.71)%	(0.19)%	7.87%	10.60%	16.12%
Ratio of net expenses to average net assets	1.94%[9]	1.94%	1.96%	1.98%	1.99%	1.91%
Ratio of net investment income (loss) to average net assets [1]	0.39%[9]	(0.23)%	(0.85)%	(0.41)%	(0.79)%	(0.67)%
Portfolio turnover	58%[8]	107%	125%	85%	84%	90%
Net assets at end of period (000’s omitted)	$3,469	$3,558	$8,651	$11,748	$13,845	$15,393

Ratios absent expense offsets: [3]
Ratio of total expenses to average net assets	2.30%[9]	2.19%	2.12%	2.11%	2.11%	2.18%
Ratio of net investment income (loss) to average net assets	0.03%[9]	(0.49)%	(1.02)%	(0.56)%	(0.91)%	(0.94)%

Managers AMG Chicago Equity Partners Mid-Cap Fund	For the six months ended June 30, 2009 (unaudited)	Institutional Class
		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$8.24	$14.42	$15.41	$14.19	$12.70	$10.82
Income from Investment Operations:
Net investment income	0.06	0.10	0.03 [2]	0.09	0.10 [2]	0.04
Net realized and unrealized gain (loss) on investments	0.79	(6.18)	0.11 [2]	1.17	1.39 [2]	1.84
Total from investment operations	0.85	(6.08)	0.14	1.26	1.49	1.88
Less Distributions to Shareholders from:
Net investment income	—	(0.09)	—	(0.04)	—	—
Net realized gain on investments	—	(0.01)	(1.13)	—	—	—
Total distributions to shareholders	—	(0.10)	(1.13)	(0.04)	—	—
Net Asset Value, End of Period	$9.09	$8.24	$14.42	$15.41	$14.19	$12.70
Total Return [1]	10.32%[8]	(42.13)%	0.78%	8.96%	11.74%	17.37%
Ratio of net expenses to average net assets	0.93%[9]	0.94%	0.96%	0.98%	0.99%	0.90%
Ratio of net investment income to average net assets [1]	1.37%[9]	0.77%	0.16%	0.59%	0.21%	0.33%
Portfolio turnover	58%[8]	107%	125%	85%	84%	90%
Net assets at end of period (000’s omitted)	$23,147	$22,152	$51,029	$56,008	$59,571	$60,656

Ratios absent expense offsets: [3]
Ratio of total expenses to average net assets	1.29%[9]	1.19%	1.12%	1.11%	1.11%	1.18%
Ratio of net investment income to average net assets	1.01%[9]	0.51%	0.01%	0.47%	0.09%	0.06%

Financial Highlights

For a share outstanding throughout each of the six months ended June 30, 2009 (unaudited) and each year ended December 31,

Managers AMG Chicago Equity Partners Balanced Fund	For the six months ended June 30, 2009 (unaudited)	Class A
		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$10.45	$13.18	$12.86	$11.55	$11.24	$10.42
Income from Investment Operations:
Net investment income	0.06	0.29	0.25	0.25	0.17	0.17
Net realized and unrealized gain (loss) on investments	0.47	(2.74)	0.34	1.32	0.30	0.81
Total from investment operations	0.53	(2.45)	0.59	1.57	0.47	0.98
Less Distributions to Shareholders from:
Net investment income	(0.05)	(0.27)	(0.27)	(0.26)	(0.16)	(0.16)
Return of capital	—	(0.01)	—	—	—	—
Total distributions to shareholders	(0.05)	(0.28)	(0.27)	(0.26)	(0.16)	(0.16)
Net Asset Value, End of Period	$10.93	$10.45	$13.18	$12.86	$11.55	$11.24
Total Return [1]	5.46%[8]	(18.68)%	4.63%	13.73%	4.24%	9.45%
Ratio of net expenses to average net assets	1.22%[9]	1.17%	1.23%	1.23%	1.31%	1.47%
Ratio of net investment income to average net assets [1]	2.07%[9]	2.53%	1.93%	2.05%	1.45%	1.46%
Portfolio turnover	70%[8]	99%	206%	66%	53%	85%
Net assets at end of period (000’s omitted)	$2,820	$9,932	$2,076	$1,933	$1,677	$2,366

Ratios absent expense offsets: [3]
Ratio of total expenses to average net assets	1.76%[9]	1.68%	1.78%	1.81%	1.85%	2.05%
Ratio of net investment income to average net assets	1.53%[9]	2.03%	1.38%	1.49%	0.89%	0.88%

Managers AMG Chicago Equity Partners Balanced Fund	For the six months ended June 30, 2009 (unaudited)	Class B
		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$10.29	$12.96	$12.64	$11.36	$11.06	$10.26
Income from Investment Operations:
Net investment income	0.06	0.16	0.16	0.18	0.09	0.34
Net realized and unrealized gain (loss) on investments	0.46	(2.66)	0.33	1.29	0.30	0.80
Total from investment operations	0.52	(2.50)	0.49	1.47	0.39	1.14
Less Distributions to Shareholders from:
Net investment income	(0.03)	(0.16)	(0.17)	(0.19)	(0.09)	(0.34)
Return of capital	—	(0.01)	—	—	—	—
Total distributions to shareholders	(0.03)	(0.17)	(0.17)	(0.19)	(0.09)	(0.34)
Net Asset Value, End of Period	$10.78	$10.29	$12.96	$12.64	$11.36	$11.06
Total Return [1]	5.28%[8]	(19.38)%	3.86%	12.83%	3.53%	11.11%
Ratio of net expenses to average net assets	1.97%[9]	1.97%	1.98%	1.98%	1.98%	1.97%
Ratio of net investment income to average net assets [1]	1.34%[9]	1.53%	1.16%	1.30%	0.79%	0.97%
Portfolio turnover	70%[8]	99%	206%	66%	53%	85%
Net assets at end of period (000’s omitted)	$6,284	$2,434	$6,026	$8,485	$9,692	$11,090

Ratios absent expense offsets: [3]
Ratio of total expenses to average net assets	2.51%[9]	2.55%	2.53%	2.56%	2.52%	2.57%
Ratio of net investment income to average net assets	0.80%[9]	0.95%	0.61%	0.71%	0.25%	0.37%

Financial Highlights

For a share outstanding throughout each of the six months ended June 30, 2009 (unaudited) and each year ended December 31,

Managers AMG Chicago Equity Partners Balanced Fund	For the six months ended June 30, 2009 (unaudited)	Class C
		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$10.38	$13.08	$12.76	$11.46	$11.16	$10.35
Income from Investment Operations:
Net investment income	0.04	0.18	0.16	0.16	0.09	0.11
Net realized and unrealized gain (loss) on investments	0.47	(2.70)	0.33	1.31	0.30	0.81
Total from investment operations	0.51	(2.52)	0.49	1.47	0.39	0.92
Less Distributions to Shareholders from:
Net investment income	(0.03)	(0.17)	(0.17)	(0.17)	(0.09)	(0.11)
Return of capital	—	(0.01)	—	—	—	—
Total distributions to shareholders	(0.03)	(0.18)	(0.17)	(0.17)	(0.09)	(0.11)
Net Asset Value, End of Period	$10.86	$10.38	$13.08	$12.76	$11.46	$11.16
Total Return [1]	5.20%[8]	(19.36)%	3.86%	12.88%	3.49%	8.88%
Ratio of net expenses to average net assets	1.97%[9]	1.96%	1.98%	1.98%	1.98%	1.97%
Ratio of net investment income to average net assets [1]	1.31%[9]	1.57%	1.17%	1.30%	0.79%	0.97%
Portfolio turnover	70%[8]	99%	206%	66%	53%	85%
Net assets at end of period (000’s omitted)	$3,549	$2,926	$4,013	$4,479	$5,081	$6,377

Ratios absent expense offsets: [3]
Ratio of total expenses to average net assets	2.51%[9]	2.52%	2.53%	2.56%	2.52%	2.56%
Ratio of net investment income to average net assets	0.77%[9]	1.01%	0.62%	0.71%	0.24%	0.38%

Managers AMG Chicago Equity Partners Balanced Fund	For the six months ended June 30, 2009 (unaudited)	Institutional Class
		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$10.54	$13.28	$12.96	$11.64	$11.33	$10.50
Income from Investment Operations:
Net investment income	0.06	0.31	0.29	0.29	0.18	0.21
Net realized and unrealized gain (loss) on investments	0.48	(2.74)	0.34	1.32	0.31	0.83
Total from investment operations	0.54	(2.43)	0.63	1.61	0.49	1.04
Less Distributions to Shareholders from:
Net investment income	(0.06)	(0.30)	(0.31)	(0.29)	(0.18)	(0.21)
Return of capital	—	(0.01)	—	—	—	—
Total distributions to shareholders	(0.06)	(0.31)	(0.31)	(0.29)	(0.18)	(0.21)
Net Asset Value, End of Period	$11.02	$10.54	$13.28	$12.96	$11.64	$11.33
Total Return [1]	5.65%[8]	(18.51)%	4.87%	13.98%	4.57%	10.04%
Ratio of net expenses to average net assets	0.97%[9]	0.96%	0.98%	0.98%	0.98%	0.97%
Ratio of net investment income to average net assets [1]	2.31%[9]	2.58%	2.18%	2.30%	1.80%	1.98%
Portfolio turnover	70%[8]	99%	206%	66%	53%	85%
Net assets at end of period (000’s omitted)	$7,216	$6,065	$7,754	$7,676	$7,501	$8,111

Ratios absent expense offsets: [3]
Ratio of total expenses to average net assets	1.51%[9]	1.52%	1.53%	1.56%	1.52%	1.57%
Ratio of net investment income to average net assets	1.77%[9]	2.02%	1.63%	1.73%	1.26%	1.37%

Financial Highlights

For a share outstanding throughout each of the six months ended June 30, 2009 (unaudited) and each year ended December 31,

Managers High Yield Fund	For the six months ended June 30, 2009 (unaudited)	Class A
		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$5.25	$8.23	$8.63	$8.30	$8.67	$8.46
Income from Investment Operations:
Net investment income	0.29	0.64	0.59	0.55	0.57	0.67
Net realized and unrealized gain (loss) on investments	1.08	(2.99)	(0.40)	0.33	(0.37)	0.19
Total from investment operations	1.37	(2.35)	0.19	0.88	0.20	0.86
Less Distributions to Shareholders from:
Net investment income	(0.29)	(0.63)	(0.59)	(0.55)	(0.57)	(0.65)
Total distributions to shareholders	(0.29)	(0.63)	(0.59)	(0.55)	(0.57)	(0.65)
Net Asset Value, End of Period	$6.33	$5.25	$8.23	$8.63	$8.30	$8.67
Total Return [1]	26.36%[8]	(30.02)%[4]	2.25%	11.07%	2.37%	10.62%
Ratio of net expenses to average net assets	1.15%[9]	1.15%[7]	1.15%	1.15%	1.22%	1.40%
Ratio of net investment income to average net assets [1]	10.05%[9]	8.57%[7]	6.92%	6.65%	6.64%	7.68%
Portfolio turnover	29%[8]	41%	51%	65%	63%	74%
Net assets at end of period (000’s omitted)	$23,090	$17,105	$24,151	$26,953	$20,478	$16,612

Ratios absent expense offsets: [3]
Ratio of total expenses to average net assets	1.66%[9]	1.70%	1.55%	1.54%	1.59%	1.72%
Ratio of net investment income to average net assets	9.54%[9]	8.01%	6.52%	6.26%	6.28%	7.37%

Managers High Yield Fund	For the six months ended June 30, 2009 (unaudited)	Class B
		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$5.18	$8.13	$8.54	$8.22	$8.60	$8.40
Income from Investment Operations:
Net investment income	0.27	0.56	0.54	0.50	0.51	0.60
Net realized and unrealized gain (loss) on investments	1.05	(2.94)	(0.43)	0.31	(0.38)	0.21
Total from investment operations	1.32	(2.38)	0.11	0.81	0.13	0.81
Less Distributions to Shareholders from:
Net investment income	(0.26)	(0.57)	(0.52)	(0.49)	(0.51)	(0.61)
Total distributions to shareholders	(0.26)	(0.57)	(0.52)	(0.49)	(0.51)	(0.61)
Net Asset Value, End of Period	$6.24	$5.18	$8.13	$8.54	$8.22	$8.60
Total Return [1]	25.50%[8]	(30.62)%[4]	1.30%	10.21%	1.59%	10.07%
Ratio of net expenses to average net assets	1.90%[9]	1.90%[7]	1.90%	1.90%	1.90%	1.90%
Ratio of net investment income to average net assets [1]	9.53%[9]	7.80%[7]	6.14%	5.88%	5.96%	7.18%
Portfolio turnover	29%[8]	41%	51%	65%	63%	74%
Net assets at end of period (000’s omitted)	$1,731	$2,577	$6,536	$12,318	$17,782	$27,287

Ratios absent expense offsets: [3]
Ratio of total expenses to average net assets	2.41%[9]	2.45%	2.30%	2.28%	2.27%	2.27%
Ratio of net investment income to average net assets	9.02%[9]	7.25%	5.74%	5.50%	5.59%	6.81%

Financial Highlights

For a share outstanding throughout each of the six months ended June 30, 2009 (unaudited) and each year ended December 31,

Managers High Yield Fund	For the six months ended June 30, 2009 (unaudited)	Class C
		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$5.18	$8.12	$8.53	$8.21	$8.59	$8.39
Income from Investment Operations:
Net investment income	0.26	0.57	0.53	0.49	0.51	0.60
Net realized and unrealized gain (loss) on investments	1.06	(2.94)	(0.41)	0.32	(0.38)	0.21
Total from investment operations	1.32	(2.37)	0.12	0.81	0.13	0.81
Less Distributions to Shareholders from:
Net investment income	(0.26)	(0.57)	(0.53)	(0.49)	(0.51)	(0.61)
Total distributions to shareholders	(0.26)	(0.57)	(0.53)	(0.49)	(0.51)	(0.61)
Net Asset Value, End of Period	$6.24	$5.18	$8.12	$8.53	$8.21	$8.59
Total Return [1]	25.77%[8]	(30.54)%[4]	1.32%	10.24%	1.60%	10.08%
Ratio of net expenses to average net assets	1.90%[9]	1.90%[7]	1.90%	1.90%	1.90%	1.90%
Ratio of net investment income to average net assets [1]	9.42%[9]	7.91%[7]	6.18%	5.89%	5.97%	7.17%
Portfolio turnover	29%[8]	41%	51%	65%	63%	74%
Net assets at end of period (000’s omitted)	$4,157	$3,516	$6,186	$7,653	$7,934	$10,474

Ratios absent expense offsets: [3]
Ratio of total expenses to average net assets	2.42%[9]	2.46%	2.30%	2.29%	2.27%	2.27%
Ratio of net investment income to average net assets	8.91%[9]	7.36%	5.78%	5.50%	5.60%	6.80%

Managers High Yield Fund	For the six months ended June 30, 2009 (unaudited)	Institutional Class
		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$5.29	$8.29	$8.70	$8.36	$8.74	$8.52
Income from Investment Operations:
Net investment income	0.32	0.64	0.64	0.58	0.60	0.73
Net realized and unrealized gain (loss) on investments	1.08	(2.98)	(0.43)	0.34	(0.38)	0.18
Total from investment operations	1.40	(2.34)	0.21	0.92	0.22	0.91
Less Distributions to Shareholders from:
Net investment income	(0.29)	(0.66)	(0.62)	(0.58)	(0.60)	(0.69)
Total distributions to shareholders	(0.29)	(0.66)	(0.62)	(0.58)	(0.60)	(0.69)
Net Asset Value, End of Period	$6.40	$5.29	$8.29	$8.70	$8.36	$8.74
Total Return [1]	26.95%[8]	(29.80)%[4]	2.40%	11.38%	2.60%	10.69%
Ratio of net expenses to average net assets	0.90%[9]	0.90%[7]	0.90%	0.90%	0.90%	0.90%
Ratio of net investment income to average net assets [1]	10.32%[9]	8.90%[7]	7.16%	6.91%	6.96%	8.00%
Portfolio turnover	29%[8]	41%	51%	65%	63%	74%
Net assets at end of period (000’s omitted)	$3,077	$2,890	$3,423	$7,053	$3,440	$4,725

Ratios absent expense offsets: [3]
Ratio of total expenses to average net assets	1.39%[9]	1.46%	1.30%	1.29%	1.27%	1.26%
Ratio of net investment income to average net assets	9.84%[9]	8.34%	6.77%	6.51%	6.59%	7.64%

Financial Highlights

For a share outstanding throughout each of the six months ended June 30, 2009 (unaudited) and each year ended December 31,

Managers Fixed Income Fund	For the six months ended June 30, 2009 (unaudited)	Class A
		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$8.93	$10.54	$10.55	$10.36	$10.62	$10.56
Income from Investment Operations:
Net investment income	0.26	0.55	0.56	0.52	0.53	0.49
Net realized and unrealized gain (loss) on investments	0.68	(1.62)	0.01	0.19	(0.25)	0.07
Total from investment operations	0.94	(1.07)	0.57	0.71	0.28	0.56
Less Distributions to Shareholders from:
Net investment income	(0.26)	(0.54)	(0.58)	(0.52)	(0.54)	(0.50)
Total distributions to shareholders	(0.26)	(0.54)	(0.58)	(0.52)	(0.54)	(0.50)
Net Asset Value, End of Period	$9.61	$8.93	$10.54	$10.55	$10.36	$10.62
Total Return [1]	10.75%[8]	(10.45)%	5.53%	7.10%	2.68%	5.44%
Ratio of net expenses to average net assets	0.84%[9]	0.84%	0.82%	0.74%	0.81%	1.02%
Ratio of net investment income to average net assets [1]	5.96%[9]	5.72%	5.12%	4.98%	4.65%	4.56%
Portfolio turnover	20%[8]	16%	17%	55%	24%	79%
Net assets at end of period (000’s omitted)	$38,461	$33,417	$24,122	$11,776	$7,591	$5,723

Ratios absent expense offsets: [3]
Ratio of total expenses to average net assets	1.08%[9]	1.08%	1.12%	1.15%	1.27%	1.48%
Ratio of net investment income to average net assets	5.72%[9]	5.48%	4.84%	4.60%	4.19%	4.11%

Managers Fixed Income Fund	For the six months ended June 30, 2009 (unaudited)	Class B
		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$8.86	$10.47	$10.48	$10.30	$10.56	$10.51
Income from Investment Operations:
Net investment income	0.24	0.48	0.51	0.43	0.46	0.43
Net realized and unrealized gain (loss) on investments	0.66	(1.62)	(0.03)	0.19	(0.25)	0.07
Total from investment operations	0.90	(1.14)	0.48	0.62	0.21	0.50
Less Distributions to Shareholders from:
Net investment income	(0.23)	(0.47)	(0.49)	(0.44)	(0.47)	(0.45)
Total distributions to shareholders	(0.23)	(0.47)	(0.49)	(0.44)	(0.47)	(0.45)
Net Asset Value, End of Period	$9.53	$8.86	$10.47	$10.48	$10.30	$10.56
Total Return [1]	10.28%[8]	(11.13)%	4.74%	6.25%	2.01%	4.90%
Ratio of net expenses to average net assets	1.59%[9]	1.59%	1.55%	1.49%	1.49%	1.54%
Ratio of net investment income to average net assets [1]	5.22%[9]	4.90%	4.37%	4.23%	3.96%	4.04%
Portfolio turnover	20%[8]	16%	17%	55%	24%	79%
Net assets at end of period (000’s omitted)	$8,584	$6,349	$9,029	$13,089	$16,837	$20,063

Ratios absent expense offsets: [3]
Ratio of total expenses to average net assets	1.84%[9]	1.82%	1.85%	1.90%	1.95%	1.99%
Ratio of net investment income to average net assets	4.98%[9]	4.66%	4.05%	3.80%	3.50%	3.59%

Financial Highlights

For a share outstanding throughout each of the six months ended June 30, 2009 (unaudited) and each year ended December 31,

Managers Fixed Income Fund	For the six months ended June 30, 2009 (unaudited)	Class C
		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$8.92	$10.54	$10.55	$10.36	$10.63	$10.58
Income from Investment Operations:
Net investment income	0.23	0.48	0.48	0.43	0.46	0.43
Net realized and unrealized gain (loss) on investments	0.67	(1.62)	0.01	0.20	(0.26)	0.07
Total from investment operations	0.90	(1.14)	0.49	0.63	0.20	0.50
Less Distributions to Shareholders from:
Net investment income	(0.23)	(0.48)	(0.50)	(0.44)	(0.47)	(0.45)
Total distributions to shareholders	(0.23)	(0.48)	(0.50)	(0.44)	(0.47)	(0.45)
Net Asset Value, End of Period	$9.59	$8.92	$10.54	$10.55	$10.36	$10.63
Total Return [1]	10.24%[8]	(11.11)%	4.75%	6.31%	1.90%	4.85%
Ratio of net expenses to average net assets	1.59%[9]	1.59%	1.56%	1.49%	1.49%	1.54%
Ratio of net investment income to average net assets [1]	5.21%[9]	4.96%	4.38%	4.23%	3.96%	4.04%
Portfolio turnover	20%[8]	16%	17%	55%	24%	79%
Net assets at end of period (000’s omitted)	$44,315	$41,387	$32,154	$15,454	$11,480	$13,703

Ratios absent expense offsets: [3]
Ratio of total expenses to average net assets	1.84%[9]	1.83%	1.86%	1.90%	1.95%	1.99%
Ratio of net investment income to average net assets	4.97%[9]	4.73%	4.08%	3.82%	3.50%	3.59%

Managers Fixed Income Fund	For the six months ended June 30, 2009 (unaudited)	Institutional Class
		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$8.96	$10.59	$10.59	$10.40	$10.66	$10.61
Income from Investment Operations:
Net investment income	0.28	0.58	0.59	0.54	0.56	0.54
Net realized and unrealized gain (loss) on investments	0.66	(1.63)	0.01	0.19	(0.25)	0.07
Total from investment operations	0.94	(1.05)	0.60	0.73	0.31	0.61
Less Distributions to Shareholders from:
Net investment income	(0.27)	(0.58)	(0.60)	(0.54)	(0.57)	(0.56)
Total distributions to shareholders	(0.27)	(0.58)	(0.60)	(0.54)	(0.57)	(0.56)
Net Asset Value, End of Period	$9.63	$8.96	$10.59	$10.59	$10.40	$10.66
Total Return [1]	10.75%[8]	(10.23)%	5.84%	7.34%	2.91%	5.99%
Ratio of net expenses to average net assets	0.59%[9]	0.59%	0.56%	0.49%	0.49%	0.50%
Ratio of net investment income to average net assets [1]	6.21%[9]	5.93%	5.37%	5.23%	4.96%	5.09%
Portfolio turnover	20%[8]	16%	17%	55%	24%	79%
Net assets at end of period (000’s omitted)	$33,071	$28,561	$33,412	$25,861	$25,641	$24,559

Ratios absent expense offsets: [3]
Ratio of total expenses to average net assets	0.83%[9]	0.83%	0.86%	0.90%	0.95%	0.97%
Ratio of net investment income to average net assets	5.97%[9]	5.69%	5.07%	4.82%	4.50%	4.63%

Financial Highlights

For a share outstanding throughout each of the six months ended June 30, 2009 (unaudited) and each year ended

Short Duration Government Fund	For the six months ended June 30, 2009 (unaudited)	For the year ended December 31, 2008	For the period from April 1, 2007 to December 31, 2007	For the fiscal year ended March 31,
				2007	2006	2005	2004
Net Asset Value, Beginning of Period	$9.20	$9.68	$9.68	$9.61	$9.66	$9.69	$9.74
Income from Investment Operations:
Net investment income	0.13	0.37	0.31	0.42	0.34	0.27	0.25
Net realized and unrealized gain (loss) on investments	0.24	(0.48)	0.01	0.06	(0.05)	(0.02)	(0.06)
Total from investment operations	0.37	(0.11)	0.32	0.48	0.29	0.25	0.19
Less Distributions to Shareholders from:
Net investment income	(0.13)	(0.37)	(0.32)	(0.41)	(0.34)	(0.28)	(0.24)
Total distributions to shareholders	(0.13)	(0.37)	(0.32)	(0.41)	(0.34)	(0.28)	(0.24)
Net Asset Value, End of Period	$9.44	$9.20	$9.68	$9.68	$9.61	$9.66	$9.69
Total Return [1]	3.99%[4,8]	(1.19)%	3.41%[8]	5.05%	3.00%	2.62%	2.00%
Ratio of net expenses to average net assets [5]	0.83%[9]	0.83%	0.84%[9]	0.83%	0.83%	0.78%	0.78%
Ratio of net investment income to average net assets [1,5]	2.76%[9]	3.88%	4.49%[9]	4.15%	3.41%	2.90%	2.59%
Portfolio turnover	108%[8]	282%	199%[8]	230%	315%	341%	349%
Net assets at end of period (000’s omitted)	$245,117	$243,548	$235,117	$179,984	$206,523	$237,900	$198,726

Ratios absent expense offsets: [3]
Ratio of total expenses to average net assets	0.83%[9]	0.84%	1.22%[9]	1.36%	1.08%	1.00%	0.95%
Ratio of net investment income to average net assets	2.76%[9]	3.87%	4.11%[9]	3.62%	3.16%	2.68%	2.42%

Financial Highlights

For a share outstanding throughout each of the six months ended June 30, 2009 (unaudited) and each year ended

Intermediate Duration Government Fund	For the six months ended June 30, 2009 (unaudited)	For the year ended December 31, 2008	For the period from April 1, 2007 to December 31, 2007	For the fiscal year ended March 31,
				2007	2006	2005	2004
Net Asset Value, Beginning of Period	$10.17	$10.67	$10.54	$10.37	$10.53	$10.74	$10.61
Income from Investment Operations:
Net investment income	0.20	0.32	0.37	0.47	0.37	0.26	0.23
Net realized and unrealized gain (loss) on investments	0.36	(0.24)	0.13	0.17	(0.16)	(0.06)	0.20
Total from investment operations	0.56	0.08	0.50	0.64	0.21	0.20	0.43
Less Distributions to Shareholders from:
Net investment income	(0.20)	(0.45)	(0.37)	(0.47)	(0.37)	(0.26)	(0.23)
Net realized gain on investments	—	(0.13)	—	—	—	(0.15)	(0.07)
Total distributions to shareholders	(0.20)	(0.58)	(0.37)	(0.47)	(0.37)	(0.41)	(0.30)
Net Asset Value, End of Period	$10.53	$10.17	$10.67	$10.54	$10.37	$10.53	$10.74
Total Return [1]	5.57%[8]	0.85%	4.85%[8]	6.30%	2.02%	1.78%	4.07%
Ratio of net expenses to average net assets [6]	0.89%[9]	0.89%	0.83%[9]	0.87%	0.88%	0.88%	0.88%
Ratio of net investment income to average net assets [1,6]	3.95%[9]	4.32%	4.62%[9]	4.46%	3.53%	2.45%	2.09%
Portfolio turnover	201%[8]	429%	240.00%[8]	445%	672%	851%	667%
Net assets at end of period (000’s omitted)	$189,627	$170,181	$193,440	$182,771	$194,545	$186,026	$123,826

Ratios absent expense offsets: [3]
Ratio of total expenses to average net assets	0.95%[9]	0.95%	0.84%[9]	0.89%	0.88%	0.89%	0.93%
Ratio of net investment income to average net assets	3.89%[9]	4.26%	4.61%[9]	4.44%	3.53%	2.44%	2.04%

Notes to Financial Highlights

The following notes should be read in conjunction with the Financial Highlights of the Funds presented on the previous pages.

[1]	Total returns and net investment income would have been lower had certain expenses not been reduced. (See Note 1(c) of Notes to Financial Statements.)

[2]	Per share numbers have been calculated using average shares.

[3]

Excludes the impact of expense reimbursements or fee waivers and expense reductions such as brokerage credits, but includes non-reimbursable expenses, if any, such as interest and taxes. (See Note 1(c) of Notes to Financial Statements.)

[4]	The total return is based on the Financial Statements Net Asset Values as shown.

[5]

Excludes interest expense for the six months ended June 30, 2009, the year ended December 31, 2008, the period ended December 31, 2007 and the fiscal years ended March 31, 2007, 2006, 2005 and 2004 of 0.00%, 0.00%, 0.38%, 0.53%, 0.23%, 0.16% and 0.03%, respectively. (See Note 1(c) of Notes to Financial Statements.)

[6]

Excludes interest expense for the six months ended June 30, 2009, the year ended December 31, 2008, the period ended December 31, 2007 and the fiscal years ended March 31, 2007, 2006, 2005 and 2004 of 0.00%, 0.00%, 0.01%, 0.04%, 0.00%, 0.01% and 0.00%, respectively. (See Note 1(c) of Notes to Financial Statements.)

[7]	Excludes interest expense for the year ended December 31, 2008, of 0.06%. (See Note 1(c) of Notes to Financial Statements.)

[8]	Not annualized.

[9]	Annualized.

Notes to Financial Statements

June 30, 2009 (unaudited)

1.	Summary of Significant Accounting Policies

Managers Trust II (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust is comprised of a number of different funds, each having distinct investment management objectives, strategies, risks and policies. Included in this report are: Managers AMG Chicago Equity Partners Mid-Cap Fund (“Mid-Cap”), Managers AMG Chicago Equity Partners Balanced Fund (“Balanced”), Managers High Yield Fund (“High Yield”), Managers Fixed Income Fund (“Fixed Income”), Managers Short Duration Government Fund (“Short Duration”), and Managers Intermediate Duration Government Fund (“Intermediate Duration”), collectively the “Funds.”

Mid-Cap, Balanced, High Yield, and Fixed Income each offer four classes of shares: Class A, Class B, Class C and Institutional Class. Sales of Class A shares may be subject to a front-end sales charge. Redemptions of Class A, Class B and Class C shares may be subject to a contingent-deferred sales charge (as a percentage of the original offering price or the net asset value at time of sale, whichever is less). Institutional Class shares are available, with no sales charge, to certain institutional investors and qualifying individual investors. Each class represents interest in the same assets of the Fund and the classes are identical except for class specific expenses related to shareholder activity. Each class has equal voting privileges except that each class has exclusive voting rights with respect to its services and/or distribution plan. Please refer to a current prospectus for additional information on each share class.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates and such differences may be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a.	Valuation of Investments

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Over-the-counter securities are valued at the Nasdaq Official Closing Price, if one is available. Lacking any sales, over-the counter securities are valued at the last quoted bid price. The Funds’ investments are generally valued based on market quotations provided by third party pricing services approved by the Board of Trustees of the Funds. Under certain circumstances, the value of each Fund’s investment may be based on an evaluation of its fair value, pursuant to procedures established by and under the general supervision of the Board of Trustees of the Trust. Each Fund may use the fair value of a portfolio security to calculate its NAV when, for example, (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and has not resumed before the Fund calculates its NAV, (3) a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Fund calculates its NAV, (4) a security’s price has remained unchanged over a period of time (often referred to as a “stale price”), or (5) Managers Investment Group LLC (the “Investment Manager”) determines that a market quotation is inaccurate. Portfolio investments that trade primarily on foreign markets are priced based upon the market quotation of such securities as of the close of their respective principal markets, as adjusted to reflect the Investment Manager’s determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which the Funds calculate its NAV. In accordance with procedures approved by the Board of Trustees, the Investment Manager relies upon recommendations of a third-party fair valuation service in adjusting the prices of such foreign portfolio investments. The Funds may invest in securities that may be thinly traded. The Board of Trustees has adopted procedures to adjust prices when thinly traded securities are judged to be stale so that they reflect fair value. An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations. An investment’s valuation may differ depending on the method used and the factors considered in determining value according to the Fund’s fair value procedures.

Fixed income securities are valued based on valuations furnished by independent pricing services that utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Futures contracts for which market quotations are readily available are valued at the settlement price as of the close of the futures exchange. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Investments in other regulated investment companies are valued at their end of day net asset value per share except iShares or other ETF’s, which are valued the same as equity securities. Investments in certain mortgage-backed and stripped mortgage-backed securities, preferred stocks, convertible securities, derivatives and other debt securities not traded on an organized securities market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities and various relationships between securities and yield to maturity in determining value. Securities (including derivatives) for which market quotations are not readily available are fair valued, as determined in good faith, and pursuant to procedures adopted by the Board of Trustees of the Trust. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

The Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that a Fund would

Notes to Financial Statements (continued)

receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

In April 2009, Statement of Financial Accounting Standards Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions that are not Orderly” (“FSP FAS 157-4”) was issued and is effective for interim and annual reporting periods ending after June 15, 2009. FSP FAS 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity for the asset or liability have significantly decreased. Additionally, FSP FAS 157-4 requires quantitative disclosures about fair value measurements separately for each major category of assets and liabilities.

The three-tier hierarchy of inputs is summarized below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. The following table summarizes the inputs used to value the Funds’ net assets by the above fair value hierarchy levels as of June 30, 2009:

	Level 1	Level 2	Level 3	Total
Mid-Cap
Investments in Securities
Common Stocks
Consumer Discretionary	$4,446,107	—	—	$4,446,107
Consumer Staples	1,455,648	—	—	1,455,648
Energy	1,780,273	—	—	1,780,273
Financials	5,492,253	—	—	5,492,253
Health Care	4,286,120	—	—	4,286,120
Industrials	4,220,484	—	—	4,220,484
Information Technology	5,556,613	—	—	5,556,613
Materials	2,159,501	—	—	2,159,501
Telecommunication Services	229,267	—	—	229,267
Utilities	2,264,681	—	—	2,264,681
Short-Term Investments	3,641,171	$23,559	—	3,664,730

Total Investments in Securities	35,532,118	23,559	—	35,555,677
Other Financial Instruments*	—	—	—	—

Totals	$35,532,118	$23,559	—	$35,555,677

Notes to Financial Statements (continued)

	Level 1	Level 2	Level 3	Total
Balanced
Investments in Securities
Common Stocks
Consumer Discretionary	$1,465,685	—	—	$1,465,685
Consumer Staples	1,681,363	—	—	1,681,363
Energy	1,711,776	—	—	1,711,776
Financials	1,780,276	—	—	1,780,276
Health Care	1,896,744	—	—	1,896,744
Industrials	1,286,279	—	—	1,286,279
Information Technology	2,472,336	—	—	2,472,336
Materials	357,529	—	—	357,529
Telecommunication Services	427,473	—	—	427,473
Utilities	578,803	—	—	578,803
Asset-Backed Securities	—	$220,281	—	220,281
Mortgage-Backed Securities	—	337,608	—	337,608
U.S. Government and Agency Obligations	—	—	—	—
Federal Home Loan Mortgage Corporation	—	1,885,086	—	1,885,086
Federal National Mortgage Association	—	2,231,821	—	2,231,821
U.S. Government	—	261,023	—	261,023
Corporate Bonds		—	—	—
Financials	—	469,914	—	469,914
Industrials	—	1,437,288	—	1,437,288
Utilities	—	295,617	—	295,617
Short-Term Investments	742,424	4,188	—	746,612

Total Investments in Securities	14,400,688	7,142,826	—	21,543,514
Other Financial Instruments*	—	—	—	—

Totals	$14,400,688	$7,142,826	—	$21,543,514

	Level 1	Level 2	Level 3	Total
High Yield
Investments in Securities
Corporate Bonds
Financials	—	$5,197,095	—	$5,197,095
Industrials	—	25,436,378	—	25,436,378
Utilities	—	1,048,818	—	1,048,818
Common Stocks
Information Technology	$53,430	—	—	53,430
Materials	63,394	—	—	63,394
Short-Term Investments	5,239,494	12,943	—	5,252,437

Total Investments in Securities	5,356,318	31,695,234	—	37,051,552
Other Financial Instruments*	—	—	—	—

Totals	$5,356,318	$31,695,234	—	$37,051,552

Notes to Financial Statements (continued)

	Level 1	Level 2	Level 3	Total
Fixed Income
Investments in Securities
Corporate Bonds
Financials	—	$20,192,849	—	$20,192,849
Industrials	—	11,943,467	—	11,943,467
Utilities	—	54,791,397	—	54,791,397
U.S. Government and Agency Obligations	—	13,239,869	—	13,239,869
Foreign Government Obligations	—	7,474,747	—	7,474,747
Municipal Bonds	—	2,191,912	—	2,191,912
Asset-Backed Securities	—	3,486,678	—	3,486,678
Mortgage-Backed Securities	—	1,235,164	—	1,235,164
Preferred Stocks	$537,799	—	—	537,799
Short-Term Investments	27,673,429	36,517	—	27,709,946

Total Investments in Securities	28,211,228	114,592,600	—	142,803,828
Other Financial Instruments*	—	—	—	—

Totals	$28,211,228	$114,592,600	—	$142,803,828

	Level 1	Level 2	Level 3	Total
Short Duration
Investments in Securities
U.S. Government and Agency Obligations
Federal Home Loan Mortgage Corporation	—	$109,012,243	—	$109,012,243
Federal National Mortgage Association	—	105,415,428	—	105,415,428
Government National Mortgage Association	—	17,800,673	—	17,800,673
Interest Only Strips	—	2,266,310	—	2,266,310
U.S. Treasury Notes	—	811,901	—	811,901
Mortgage-Backed Securities and Interest Only Strips
Mortgage-Backed Securities	—	15,028,262	—	15,028,262
Mortgage-Backed Interest Only Strips	—	216,003	—	216,003
Asset-Backed Securities	—	1,865,902	—	1,865,902
U.S. Government and Agency Discount Notes	—	749,785	—	749,785
Short-Term Investments	$16,683,827	2,287	—	16,686,114

Total Investments in Securities	16,683,827	253,168,794	—	$269,852,621
Other Financial Instruments*	(722,194)	—	—	(722,194)

Totals	$15,961,633	$253,168,794	—	$269,130,427

Notes to Financial Statements (continued)

	Level 1	Level 2	Level 3	Total
Intermediate Duration
Investments in Securities
U.S. Government and Agency Obligations
Federal Home Loan Mortgage Corporation	—	$104,051,310	—	$104,051,310
Federal National Mortgage Association	—	76,120,806	—	76,120,806
Government National Mortgage Association	—	30,109,442	—	30,109,442
Interest Only Strips	—	2,370,753	—	2,370,753
U.S. Treasury Notes	—	726,729	—	726,729
Mortgage-Backed Securities	—	23,252,522	—	23,252,522
U.S. Government and Agency Discount Notes	—	277,891	—	277,891
Short-Term Investments	$29,326,886	2,043	—	29,328,929

Total Investments in Securities	29,326,886	236,911,496	—	266,238,382
Other Financial Instruments*	457,869	—	—	457,869

Totals	$29,784,755	$236,911,496	—	$266,696,251

*	Other financial instruments are derivative instruments not reflected in the Schedule of Portfolio Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”) was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why a fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a fund’s results of operations and financial position. The fair values of derivative instruments as of June 30, 2009 for Short Duration and Intermediate Duration were as follows:

	Derivatives not accounted for as hedging instruments under Statement 133	Asset Derivatives		Liability Derivatives
Fund		Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Short Duration	Interest rate contracts	Receivables	$95,972	Payables	$14,341

Intermediate Duration	Interest rate contracts	Receivables	$20,069	Payables	$8,916

The amount of realized gain/(loss) on derivatives recognized in income for Short Duration and Intermediate Duration as of June 30, 2009, were as follows:

Fund	Derivatives not accounted for as hedging instruments under Statement 133	Futures
Short Duration	Interest rate contracts	$611,190

Intermediate Duration	Interest rate contracts	$261,331

The change in unrealized gain/(loss) on derivatives recognized in income for Short Duration and Intermediate Duration as of June 30, 2009, were as follows:

Fund	Derivatives not accounted for as hedging instruments under Statement 133	Futures
Short Duration	Interest rate contracts	$452,177

Intermediate Duration	Interest rate contracts	$1,336

Notes to Financial Statements (continued)

b.	Security Transactions

Security transactions are accounted for as of the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c.	Investment Income and Expenses

Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed. These dividends are recorded as soon as the Trust is informed of the ex-dividend date. Dividend income on foreign securities is recorded net of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a fund are apportioned among the Funds in the Trust and in some cases other affiliated funds based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund and certain Fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

The following Funds had certain portfolio trades directed to various brokers who paid a portion of such Fund’s expenses. For the six months ended June 30, 2009, under these arrangements, the amount by which the Funds’ expenses were reduced and the impact on the expense ratios were: Mid-Cap - $8,287 or 0.06%, and Balanced - $3,368 or 0.03%.

The Funds have a “balance credit” arrangement with The Bank of New York Mellon (formerly The Bank of New York) (“BNYM”), the Funds’ custodian, whereby each Fund is credited with an interest factor equal to 0.75% below the effective 90-day T-Bill rate for account balances left uninvested overnight. If the T-Bill rate falls below 0.75%, no credits will be earned. These credits serve to reduce custody expenses that would otherwise be charged to each Fund. For the six months ended June 30, 2009, the custodian expense was reduced for any of the Funds.

Overdrafts will cause a reduction of any earnings credits, computed at 2% above the effective Federal Funds rate on the day of the overdraft. For the six months ended June 30, 2009, overdraft fees and the impact on the expense ratios, if any, for Mid-Cap, Balanced, High Yield, Fixed Income, Short Duration, and Intermediate Duration equaled $5, $15, $1,088, $0, $0, and $0, respectively.

The Trust also has a balance credit arrangement with its Transfer Agent, PNC Global Investment Servicing (U.S.) Inc. (formerly PFPC, Inc.), whereby earnings credits are used to offset banking charges and other out-of-pocket expenses. For the six months ended June 30, 2009, the transfer agent expense was reduced as follows: Mid-Cap - $84, Balanced - $58, High Yield - $79, Fixed Income - $334, Short Duration - $730, and Intermediate Duration - $508.

The Investment Manager has agreed to waive a portion of its management fee in consideration of shareholder servicing fees that it has received from JPMorgan Distribution Services, Inc., with respect to short-term cash investments each Fund may have made in the JPMorgan Liquid Assets Portfolio – Capital. For the six months ended June 30, 2009, the management fee was reduced as follows: Mid-Cap - $0, Balanced - $0, High Yield - $0, Fixed Income - $376, Short Duration - $2,027, and Intermediate Duration - $505.

Total returns and net investment income for the Funds would have been lower had certain expenses not been offset. Total expenses before offsets exclude the impact of expense reimbursements or fee waivers and expense offsets such as brokerage recapture credits, but include non-reimburseable expenses, if any, such as interest and taxes.

d.	Dividends and Distributions

Dividends resulting from net investment income, if any, normally will be declared and paid annually for the Mid-Cap Fund, monthly for the Fixed Income, High Yield, Short Duration and Intermediate Duration and quarterly for the Balanced Fund. Distributions of capital gains, if any, will be made on an annual basis and when required for Federal excise tax purposes. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales, REITS, equalization accounting for tax purposes, foreign currency, options, futures, and market discount transactions. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in-capital.

e.	Federal Taxes

Each Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

Additionally, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2005-2008), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, the Funds are not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Notes to Financial Statements (continued)

f.	Capital Stock

The Trust’s Declaration of Trust authorizes for each series the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. Dividends and distributions to shareholders are recorded on the ex-dividend date. For the six months ended June 30, 2009, and the year ended December 31, 2008, the capital stock transactions by class for Mid-Cap, Balanced, High Yield, and Fixed Income were:

	Mid-Cap				Balanced
	2009		2008		2009		2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class A:
Proceeds from sales	90,152	$710,542	193,100	$2,186,766	156,213	$1,618,817	887,710	$9,935,110
Reinvestment of distributions	—	—	2,277	17,119	1,937	20,344	3,175	36,148
Cost of shares repurchased	(59,042)	(447,192)	(174,458)	(1,997,426)	(136,356)	(1,324,612)	(98,450)	(1,068,697)

Net Increase - Class A	31,110	$263,350	20,919	$206,459	21,794	$314,549	792,435	$8,902,561

Class B:
Proceeds from sales	105	$555	5,625	$56,961	6,078	$60,570	19,896	$233,307
Reinvestment of distributions	—	—	122	860	376	3,855	1,609	18,325
Cost of shares repurchased	(107,787)	(794,087)	(307,761)	(3,310,412)	(96,395)	(978,472)	(249,963)	(2,999,626)

Net Decrease - Class B	(107,682)	($793,532)	(302,014)	($3,252,591)	(89,941)	($914,047)	(228,458)	($2,747,994)

Class C:
Proceeds from sales	9,180	$69,316	12,546	$135,835	10,090	$102,692	34,838	$413,646
Reinvestment of distributions	—	—	129	910	353	3,674	1,068	12,081
Cost of shares repurchased	(63,257)	(461,247)	(203,110)	(2,045,048)	(32,603)	(323,891)	(60,886)	(715,503)

Net Decrease - Class C	(54,077)	($391,931)	(190,435)	($1,908,303)	(22,160)	($217,525)	(24,980)	($289,776)

Institutional Class:
Proceeds from sales	99,035	$804,439	199,679	$2,470,466	53,539	$551,744	63,486	$762,899
Reinvestment of distributions	—	—	29,469	233,696	5,891	62,313	14,878	174,157
Cost of shares repurchased	(238,924)	(1,902,556)	(1,080,728)	(13,566,574)	(64,691)	(655,653)	(86,606)	(1,056,742)

Net Decrease - Institutional Class	(139,889)	($1,098,117)	(851,580)	($10,862,412)	(5,261)	($41,596)	(8,242)	($119,686)

Notes to Financial Statements (continued)

	High Yield				Fixed Income
	2009		2008		2009		2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class A:
Proceeds from sales	2,008,595	$11,399,577	2,801,422	$20,561,791	1,269,848	$11,442,472	3,327,108	$32,869,031
Reinvestment of distributions	144,576	809,833	230,576	1,572,459	75,851	689,093	111,756	1,075,961
Cost of shares repurchased	(1,767,924)	(9,970,662)	(2,706,598)	(20,623,729)	(970,124)	(8,691,931)	(1,986,511)	(18,515,373)

Net Increase - Class A	385,247	$2,238,748	325,400	$1,510,521	375,575	$3,439,634	1,452,353	$15,429,619

Class B:
Proceeds from sales	4,396	$22,780	14,993	$109,348	44,601	$403,459	177,579	$1,818,362
Reinvestment of distributions	8,413	45,592	21,065	141,495	7,045	63,475	15,233	147,128
Cost of shares repurchased	(232,352)	(1,289,848)	(342,829)	(2,470,946)	(177,291)	(1,592,912)	(338,815)	(3,309,389)

Net Decrease - Class B	(219,543)	($1,221,476)	(306,771)	($2,220,103)	(125,645)	($1,125,978)	(146,003)	($1,343,899)

Class C:
Proceeds from sales	72,306	$384,006	77,051	$547,383	1,245,275	$11,250,763	2,518,847	$25,245,989
Reinvestment of distributions	14,371	79,073	24,296	161,751	69,535	631,407	86,932	836,530
Cost of shares repurchased	(99,904)	(551,676)	(183,999)	(1,222,428)	(581,227)	(5,228,505)	(1,015,969)	(9,644,130)

Net Increase (Decrease) - Class C	(13,227)	($88,597)	(82,652)	($513,294)	733,583	$6,653,665	1,589,810	$16,438,389

Institutional Class:
Proceeds from sales	987,115	$5,366,789	326,591	$2,146,250	564,567	$5,212,732	983,478	$9,725,685
Reinvestment of distributions	21,979	123,603	31,126	214,456	89,536	815,768	169,130	1,651,152
Cost of shares repurchased	(1,074,278)	(5,859,311)	(224,492)	(1,726,234)	(343,910)	(3,103,710)	(1,120,916)	(10,951,949)

Net Increase (Decrease) - Institutional Class	(65,184)	($368,919)	133,225	$634,472	310,193	$2,924,790	31,692	$424,888

At June 30, 2009, certain unaffiliated shareholders, specifically omnibus accounts, individually held greater than 10% of the outstanding shares of the following Funds:

Mid-Cap		Balanced
1 owns 46%	Class A	1 owns 77%	Class A
1 owns 48%	Class B	1 owns 51%	Class B
2 own 82%	Class C	1 owns 74%	Class C
2 own 98%	Inst. Class	1 owns 94%	Inst. Class

High Yield		Fixed Income
1 owns 46%	Class A	3 own 54%	Class A
2 own 53%	Class B	2 own 60%	Class B
3 own 67%	Class C	3 own 59%	Class C
3 own 86%	Inst. Class	3 own 79%	Inst. Class

Short Duration		Intermediate Duration
2 own 67%		1 owns 38%

g.	Capital Loss Carryovers

As of June 30, 2009, the following Funds had accumulated net realized capital loss carryovers from securities transactions for Federal income tax purposes as shown in the following chart. These amounts may be used to offset realized capital gains, if any, through the expiration dates listed.

	Capital Loss Carryover Amount	Expires Dec. 31,
Mid-Cap	$2,458,446	2016

Balanced	$13,683,503	2009
	1,575,061	2010
	72,153	2016

Total	$15,330,717

High Yield	$6,767,059	2009
	744,082	2016

Total	$7,511,141

Fixed Income	$1,790,459	2009

Short Duration	$362,610	2009
	213,372	2012
	285,554	2014
	1,518,156	2016

Total	$2,379,692

Notes to Financial Statements (continued)

h.	Reverse Repurchase Agreements

A reverse repurchase agreement involves the sale of portfolio assets together with an agreement to repurchase the same or substantially the same assets later at a fixed price. An interest expense is charged to the Fund for the duration of the sale. Additional assets are maintained in a segregated account with the custodian, and are marked to market daily. The segregated assets may consist of cash, U. S. Government securities, or other liquid securities at least equal in value to the obligations under the reverse repurchase agreements. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a fund’s use of the proceeds under the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the obligation to repurchase the securities. For the six months ended June 30, 2009, there were no reverse repurchase agreements, and therefore no interest expense.

i.	Delayed Delivery Transactions and When-Issued Securities

The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Funds’ Schedules of Portfolio Investments. With respect to purchase commitments, the Funds identify securities as segregated in its records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Funds’ Statement of Assets and Liabilities. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

j.	Dollar Roll and Reverse Dollar Roll Agreements

The Funds may enter into dollar rolls in which they sell debt securities for delivery currently and simultaneously contract to repurchase similar, but not identical, securities at the same price or a lower price on an agreed date. The Funds receive compensation as consideration for entering into the commitment to repurchase. The compensation is the difference between the current sale price and the forward price for the future purchase (often referred to as the “drop”) as well as by the interest earned on the cash proceeds of the initial sale. The Funds may also be compensated by the receipt of a commitment fee. As the holder, the counterparty receives all principal and interest payments, including prepayments, made with respect to the similar security. Dollar rolls may be renewed with a new sale and repurchase price with a cash settlement made at renewal without physical delivery of the securities subject to the contract.

Certain risks may arise upon entering into dollar rolls from the potential inability of counterparties to meet the terms of their commitments. Additionally, the value of such securities may change adversely before the Funds are able to repurchase them. There can be no assurance that the Funds’ use of the cash that they receive from a dollar roll will provide a return that exceeds its cost.

k.	Securities Transacted on a When Issued Basis

The Funds may enter into To Be Announced (“TBA”) sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, according to the procedures described under “Valuation of Investments,” in footnote 1a above. Each contract is marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA sale commitments outstanding at June 30, 2009 were as follows:

Fund	Principal/Share Amount	Security	Current Liability
Intermediate Duration
	$10,000,000	FNMA, 5.000%, 07/15/22	$10,315,620
	5,000,000	FHLMC, 4.500%, 07/15/39	4,976,560
	500,000	FHLMC, 5.500%, 07/15/36	516,094

		Total	$15,808,274

l.	Futures Contracts

The Funds may use interest rate futures contracts for risk management purposes in order to reduce the interest rate risk of fixed income securities. The Funds are subject to interest rate risk in the normal course of pursuing its investment objectives. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. On entering into a futures contract, either cash or securities in an amount equal to a certain percentage of the contract value (initial margin) must be deposited with the futures broker. Subsequent payments (variation margin) are made or received each day. The variation margin payments equal the daily changes in the contract value and are recorded as unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Notes to Financial Statements (continued)

Short Duration had the following open futures contracts as of June 30, 2009:

Type	Number of Contracts	Position	Expiration Month	Unrealized Gain/(Loss)
2-Year U.S. Treasury Note	104	Long	September 2009	($40,886)
5-Year U.S. Treasury Note	8	Short	September 2009	9,230
10-Year U.S. Treasury Note	20	Short	September 2009	27,763
U.S. Treasury Long Bond	29	Long	September 2009	78,318
5-Year Swap	15	Short	September 2009	(18,905)
10-Year Swap	127	Short	September 2009	(130,294)
3-Month Eurodollar (IMM)	1	Long	March 2008	497
3-Month Eurodollar (IMM)	26	Short	March 2008 - December 2009	(123,240)
3-Month Eurodollar	26	Long	March 2008 - September 2011	142,548
3-Month Eurodollar	147	Short	March 2010 - December 2012	(667,225)

			Total	($722,194)

Intermediate Duration had the following open futures contracts as of June 30, 2009:

Type	Number of Contracts	Position	Expiration Month	Unrealized Gain/(Loss)
2-Year U.S. Treasury Note	7	Short	September 2009	$2,826
5-Year U.S. Treasury Note	44	Short	September 2009	50,765
10-Year U.S. Treasury Note	30	Short	September 2009	41,644
U.S. Treasury Long Bond	3	Long	September 2009	8,102
5-Year Swap	20	Short	September 2009	(27,433)
10-Year Swap	6	Long	September 2009	6,126
3-Month Eurodollar (IMM)	23	Long	September 2009 - December 2009	237,685
3-Month Eurodollar	30	Long	March 2010 - September 2012	201,438
3-Month Eurodollar	8	Short	June 2010	(63,284)

			Total	$457,869

Futures transactions involve additional costs and may result in losses. The effective use of futures depends on the Fund’s ability to close futures positions at times when the Fund’s portfolio managers deem it desirable to do so. The use of futures also involves the risk of imperfect correlation among movements in the values of the securities underlying the futures purchased and sold by the Funds, of the futures contracts themselves, and of the securities that are the subject of a hedge.

m.	Assets Pledged to Cover Margin Requirements for Open Futures Positions

The aggregate market value of assets pledged to cover margin requirements for the open futures positions at June 30, 2009 was:

Fund	Assets Pledged
Short Duration	$749,785
Intermediate Duration	277,891

n.	Option Contracts

A written option contract is a contract in which the writer of the option grants the buyer of the option the right to purchase from (call option) or sell to (put option) the writer a designated instrument at a specified price within a specified period of time. Options written (sold) are recorded as liabilities. When an option expires, the premium (original option value) is realized

Notes to Financial Statements (continued)

as a gain if the option was written or as a loss if the option was purchased. When the exercise of an option results in a cash settlement, the difference between the premium and the settlement proceeds is recognized as realized gain or loss. When securities are acquired or delivered upon exercise of an option, the acquisition cost or sale proceeds are adjusted by the amount of the premium. When an option is closed, the difference between the premium and the cost to close the position is realized as a gain or loss. For the six months ended June 30, 2009, there were no options written or outstanding.

o.	Stripped Securities

The Funds expect that interest-only STRIPS will be purchased for their hedging characteristics. Stripped Securities (“STRIPS”) are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of underlying assets. A common type of STRIP will have one class receiving all of the interest from the underlying assets (“interest-only” or “IO” class), while the other class will receive all of the principal (“principal only” or “PO” class). However, in some instances, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. STRIPS are unusually volatile in response to changes in interest rates. The yield to maturity on an IO class of STRIPS is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying assets. A rapid rate of principal prepayments may have a measurably adverse effect on a Fund’s yield to maturity to the extent it invests in IOs. Conversely, POs tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. Thus, if the underlying assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recover its initial investment in these securities, even if the STRIPS were rated of the highest credit quality by Standard & Poor’s Corporation or Moody’s. These risks will be managed by investing in a variety of such securities and by using certain hedging techniques. In addition the secondary market for STRIPS may be less liquid that that of other mortgage-backed or asset-backed securities, potentially limiting a Fund’s ability to buy of sell those securities at any particular time.

p.	Commitments and Contingencies

In the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties which provide general indemnifications. The maximum exposure to the Funds under these agreements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risks of loss to be remote.

q.	Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and forward foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

In addition, the Funds do not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations resulting from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

2.	Agreements and Transactions with Affiliates

The Trust has entered into an Investment Management Agreement under which the Investment Manager, an independently managed subsidiary of Affiliated Managers Group, Inc. (“AMG”), provides or oversees investment management services to the Funds. The Investment Manager selects subadvisors for each Fund (subject to Trustee approval), allocates assets among subadvisors and monitors the subadvisors’ investment programs and results. Each Fund’s investment portfolio is managed by a portfolio manager who serves pursuant to Subadvisory Agreements with the Investment Manager.

Investment management fees are paid directly by each Fund to the Investment Manager based on average daily net assets. The annual investment management fee rates, as a percentage of average daily net assets for the six months ended June 30, 2009, were as follows:

Investment Management Fee
Mid-Cap	0.70%
Balanced	0.70%
High Yield	0.70%
Fixed Income	0.45%
Short Duration	0.70%
Intermediate Duration	0.70%

The Investment Manager has contractually agreed, through at least May 1, 2010 to waive fees and pay or reimburse expenses to the extent that the total operating expenses (exclusive of brokerage costs, interest, taxes, acquired fund fees and extraordinary expenses) exceed the following percentages of the following Fund’s average daily net assets.

Mid-Cap		Balanced
1.24%	Class A	1.25%	Class A
1.99%	Class B	2.00%	Class B
1.99%	Class C	2.00%	Class C
0.99%	Institutional Class	1.00%	Inst. Class

High Yield		Fixed Income
1.15%	Class A	0.84%	Class A
1.90%	Class B	1.59%	Class B
1.90%	Class C	1.59%	Class C
0.90%	Institutional Class	0.59%	Inst. Class

Intermediate Duration
0.89%

Notes to Financial Statements (continued)

Each Fund may be obligated to repay the Investment Manager such amounts waived, paid or reimbursed in future years provided that the repayment occurs within thirty-six (36) months after the waiver or reimbursement and that such repayment would not cause the Fund’s expenses in any such year to exceed the above percentages, based on the Fund’s average daily net assets. For the six months ended June 30, 2009, the Funds made no such repayments to the Investment Manager.

For the six months ended June 30, 2009, the cumulative amount of expense reimbursement by the Investment Manager subject to the repayment by Mid-Cap, Balanced, High Yield, Fixed Income, and Intermediate Duration equaled $318,250, $326,204, $530,428, $772,410, and $162,529, respectively. Total returns and net investment income for the Funds would have been lower had certain expenses not been offset. Total expenses exclude the impact of expense reimbursements and expense offsets such as brokerage recapture credits but include non-reimbursable expenses such as interest and taxes, if any.

Mid-Cap, Balanced, High Yield, and Fixed Income have entered into an Administration and Shareholder Servicing Agreement under which Managers Investment Group LLC serves as each Fund’s administrator (the “Administrator”) and is responsible for all aspects of managing the Funds’ operations, including administration and shareholder services to each Fund, its shareholders, and certain institutions, such as bank trust departments, broker-dealers and registered investment advisers, that advise or act as an intermediary with the Funds’ shareholders. During the six months ended June 30, 2009, each of these Funds paid an Administration fee at the rate of 0.20% per annum of the Fund’s average daily net assets.

The aggregate annual retainer paid to each Independent Trustee is $65,000, plus $4,000 or $2,500 for each regular or special meeting attended, respectively. The Trustees’ fees and expenses are allocated amongst all of the Funds for which the Investment Manager serves as the advisor (the “Managers Funds”) based on the relative net assets of such Funds. The Independent Chairman of the Trusts receives an additional payment of $15,000 per year. The Chairman of the Audit Committee receives an additional payment of $5,000 per year. The “Trustees fees and expenses” shown in the financial statements represents the Funds’ allocated portion of the total fees and expenses paid by the Managers Funds.

The Funds are distributed by Managers Distributors, Inc. (the “Distributor” or “MDI”), a wholly-owned subsidiary of the Investment Manager. The MDI serves as the principal underwriter for each Fund in the Trust. MDI is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold by brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. MDI bears all the expenses of providing services pursuant to the Underwriting Agreement, including the payment of the expenses relating to the distribution of Prospectuses for sales purposes and any advertising or sales literature. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

Mid-Cap, Balanced, High Yield, and Fixed Income have adopted distribution and service plans with respect to the Class A, Class B and Class C shares of each Fund (the “Plans”), in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of the FINRA regarding asset-based sales charges. Pursuant to the Plans, each Fund may compensate MDI for its expenditures in financing any activity primarily intended to result in the sale of each such class of Fund shares and for maintenance and personal service provided to existing shareholders of that class.

The Plans authorize payments to MDI up to 0.25%, 1.00% and 1.00% annually of each Fund’s average daily net assets attributable to its Class A, Class B and Class C shares, respectively. The Plans further provide for periodic payments by MDI to brokers, dealers and other financial intermediaries for providing shareholder services and for promotional and other sales related costs.

The portion of payments by Class A, Class B or Class C shares of a Fund for shareholder servicing may not exceed an annual rate of 0.25% of the average daily net asset value of Fund shares of that class owned by clients of such broker, dealer or financial intermediary.

The following summarizes the total fees incurred under the plans for Class A, Class B and Class C shares for the six months ended June 30, 2009:

Amount
Mid-Cap	$119,557
Balanced	86,209
High Yield	155,027
Fixed Income	569,539

3.	Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term securities, for the six months ended June 30, 2009, were as follows:

	Long-Term Securities		U.S. Government Securities
Fund	Purchases	Sales	Purchases	Sales
Mid-Cap	$17,344,054	$19,447,829	n/a	n/a
Balanced	12,567,470	13,215,958	$1,475,193	$1,221,162
High Yield	11,433,705	7,541,469	n/a	n/a
Fixed Income	11,911,964	11,026,564	10,963,506	9,980,206
Short Duration	4,906,843	9,987,103	799,207,127	776,033,078
Intermediate Duration	136,309	3,173,825	1,060,435,805	1,038,902,965

Notes to Financial Statements (continued)

4.	Portfolio Securities Loaned

The Funds may participate in a securities lending program offered by BNYM, providing for the lending of securities to qualified brokers. Securities lending fees include earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the program, and the Fund, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash and/or government securities and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Collateral received in the form of cash is invested temporarily in the BNY Institutional Cash Reserves Fund (the “ICRF”), or other short-term investments as defined in the Securities Lending Agreement with BNYM.

In September of 2008, BNYM advised the Investment Manager that the ICRF had exposure to certain defaulted debt obligations, and that BNYM had established a separate sleeve of the ICRF to hold these securities. The net impact of these positions is not material to each Fund. Each Fund’s position in the separate sleeve of the ICRF is included in the Schedule of Investments and the unrealized loss on such investment is included in Net Unrealized Depreciation on the Statement of Assets and Liabilities and Statement of Operations.

5.	Risks Associated with Collateralized Mortgage Obligations (“CMOs”)

The net asset value of the Funds may be sensitive to interest rate fluctuations because the Funds may hold several instruments, including CMOs and other derivatives, whose values can be significantly impacted by interest rate movements. CMOs are obligations collateralized by a portfolio of mortgages or mortgage-related securities. Payments of principal and interest on the mortgages are passed through to the holder of the CMOs on the same schedule as they are received, although certain classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages. Therefore, the investment in CMOs may be subject to a greater or lesser risk of prepayment than other types of mortgage-related securities. CMOs may have a fixed or variable rate of interest.

6.	Risks Associated with High Yield Securities

Investing in high yield securities involves greater risks and considerations not typically associated with U.S. Government and other high quality/investment grade securities. High Yield securities are generally below investment grade securities and do not have an established retail secondary market. Economic downturns may disrupt the high yield market and impair the issuer’s ability to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations and could cause the securities to become less liquid.

Annual Renewal of Investment Advisory Agreements (unaudited)

On June 4-5, 2009, the Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), approved the Investment Management Agreement with the Investment Manager for each of the Funds identified below and the Subadvisory Agreement for each Fund Subadvisor. The Independent Trustees were separately represented by independent counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management and Subadvisory Agreements, the Trustees reviewed a variety of materials relating to each Fund, the Investment Manager and each Subadvisor, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds (each a “Peer Group”), performance information for relevant benchmark indices (each a “Fund Benchmark”) and, with respect to each Subadvisor, comparative performance information for an appropriate peer group of managed accounts, and, as to all other matters, other information provided to them on a periodic basis throughout the year, as well as information provided in connection with the meetings of June 4-5, 2009, regarding the nature, extent and quality of services provided by the Investment Manager and the Subadvisors under their respective agreements. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel and with management; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreement and the Subadvisory Agreements; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

Nature, extent and quality of services.

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, biographical information on its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager relating to the performance of its duties with respect to the Funds and the Trustees’ familiarity with the Investment Manager’s management through Board meetings, discussions and reports. In the course of their deliberations regarding the Investment Management Agreement, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Funds; (b) the quality of the search, selection and monitoring services performed by the Investment Manager in overseeing the portfolio management responsibilities of the Subadvisors; (c) the Investment Manager’s ability to supervise the Funds’ other service providers; and (d) the Investment Manager’s compliance programs. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and to maintain contractual expense limitations for the Funds.

For each Fund, the Trustees also reviewed information relating to each Subadvisor’s operations and personnel and the investment philosophy, strategies and techniques (for each Subadvisor, its “Investment Strategy”) used in managing the Fund or the portion of the Fund for which the Subadvisor has portfolio management responsibility.

Among other things, the Trustees reviewed biographical information on portfolio management and other professional staff, information regarding each Subadvisor’s organizational and management structure and each Subadvisor’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individual or individuals at each Subadvisor with portfolio management responsibility for the portion of the Fund managed by the Subadvisor, including the information set forth in the Fund’s prospectus and statement of additional information. With respect to those Funds managed with multiple Subadvisors, the Trustees also noted information provided by the Investment Manager regarding the manner in which each Subadvisor’s Investment Strategy complements those utilized by a Fund’s other Subadvisors. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by each Subadvisor in the past; (b) the qualifications and experience of the Subadvisor’s personnel; and (c) the Subadvisor’s compliance programs. The Trustees also took into account the financial condition of each Subadvisor with respect to its ability to provide the services required under its Subadvisory Agreement.

Performance.

As noted above, the Board considered each Fund’s performance during relevant time periods as compared to the Fund’s Peer Group and considered each Subadvisor’s performance as compared to an appropriate peer group of managed accounts and noted that the Board reviews on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and Investment Strategies, including with respect to the portion of the Fund managed by each Subadvisor. The Board noted the Investment Manager’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of each Subadvisor. The Board also noted each Subadvisor’s performance record with respect to the Fund. The Board was mindful of the Investment Manager’s attention to monitoring each Subadvisor’s performance with respect to the Funds and its discussions with management regarding the factors that contributed to the performance of the Funds.

Advisory Fees and Profitability.

In considering the reasonableness of the advisory fee charged by the Investment Manager for managing each Fund, the Trustees noted that the Investment Manager, and not the Fund, is responsible for paying the fees charged by the Fund’s Subadvisors and, therefore, that the fees paid to the Investment Manager cover the cost of providing portfolio management services as well as the cost of providing search, selection and monitoring services in operating a “manager-of-managers” complex of mutual funds. The Trustees concluded that, in light of the additional high quality supervisory services provided by the Investment Manager and the fact that the subadvisory fees are paid out of the advisory fee, the advisory fee payable by each Fund to the Investment Manager can reasonably be expected to exceed the median advisory fee for the Peer Group, which consists of many funds that do not operate with a manager-of-managers structure. In this regard, the Trustees also noted that the Investment Manager has undertaken to maintain expense limitations for the Funds.

In considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees also reviewed information provided by the Investment Manager setting forth all revenues and other benefits, both direct and indirect, received by the Investment

Annual Renewal of Investment Advisory Agreements (continued)

Manager and its affiliates attributable to managing each Fund and all the mutual funds in the Managers Family of Funds, the cost of providing such services and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees also noted the current asset levels of each Fund and the willingness of the Investment Manager to waive fees and pay expenses for certain of the Funds from time to time as a means of limiting total expenses. The Trustees also noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. The Trustees also considered the current asset levels of the Funds, including the effect on assets attributable to the economic and market conditions over the past year, and considered the impact on profitability of the current asset levels and any future growth of assets of the Funds. The Board took into account management’s discussion of the current advisory fee structure. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the fees for any Fund at this time. With respect to economies of scale, the Trustees also noted that as a Fund’s assets increase over time, the Fund may realize other economies of scale to the extent that the increase in assets is proportionally greater than the increase in certain other expenses.

Subadvisory Fees and Profitability.

In considering the reasonableness of the fee payable by the Investment Manager to each Subadvisor (other than Chicago Equity Partners, LLC (“CEP”), which is an affiliate of the Investment Manager), the Trustees relied on the ability of the Investment Manager to negotiate the terms of the Subadvisory Agreement at arm’s length as part of the manager-of-managers structure, noting that the Investment Manager is not affiliated with the Subadvisors (other than CEP). In addition, the Trustees noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. Accordingly, the cost of services to be provided by each unaffiliated Subadvisor and the profitability to the Subadvisor of its relationship with a Fund were not material factors in the Trustees’ deliberations. For similar reasons, and based on the current size of the portion of a Fund managed by each Subadvisor, the Trustees concluded that the effect of any economies of scale being realized by each unaffiliated Subadvisor was not a material factor in the Trustees’ deliberations at this time.

In considering the reasonableness of the fees payable by the Investment Manager to CEP, the Trustees noted that CEP is an affiliate of the Investment Manager and reviewed information provided by CEP regarding the cost to CEP of providing subadvisory services to a Fund and the resulting profitability from such relationship. The Trustees also noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. Accordingly, the cost of services to be provided by CEP and the profitability to CEP of its relationship with a Fund were not material factors in the Trustees’ deliberations. For similar reasons, and based on the current size of the portion of a Fund managed by CEP, the Trustees concluded that the effect of any economies of scale being realized by CEP was not a material factor in the Trustees’ deliberations at this time.

In addition to the foregoing, the Trustees considered the specific factors and related conclusions set forth below with respect to each Fund and each Subadvisor.

MANAGERS AMG CHICAGO EQUITY PARTNERS MID-CAP FUND

Fund Performance.

Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2009 was below, below, below and above, respectively, the median performance of the Peer Group and below the performance of the Fund Benchmark, the S&P MidCap 400 Index, for each period. The Board took into account management’s discussion of the Fund’s performance over longer periods, including the fact that the Fund’s 10-year performance has exceeded the median of the Peer Group. The Trustees concluded that the Fund’s performance has been satisfactory in light of all factors considered.

Advisory Fees.

The Trustees noted that the Fund’s advisory fee and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2009 were both lower than the average for the Peer Group. The Trustees also took into account the fact that the Investment Manager has contractually agreed, through May 1, 2010, to limit the Fund’s net annual operating expenses to 1.24%, 1.99%, 1.99% and 0.99% for Class A shares, Class B shares, Class C shares and Institutional Class shares, respectively. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor, the foregoing expense limitation and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory fees are reasonable.

MANAGERS AMG CHICAGO EQUITY PARTNERS BALANCED FUND

Fund Performance.

Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2009 was above the median performance of the Peer Group and above the performance of the Fund Benchmark, a Composite Index (60% S&P 500 Index and 40% Barclays Capital U.S. Aggregate Bond Index), for each period. The Trustees concluded that the Fund’s performance has been satisfactory.

Advisory Fees.

The Trustees noted that the Fund’s advisory fee and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2009 were both higher than the average for the Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2010, to limit the Fund’s net annual operating expenses to 1.25%, 2.00%, 2.00% and 1.00% for Class A shares, Class B shares, Class C shares and Institutional Class shares, respectively. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the

Annual Renewal of Investment Advisory Agreements (continued)

Investment Manager and the Subadvisor, the Fund’s performance, the foregoing expense limitation and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory fees are reasonable.

MANAGERS HIGH YIELD FUND

Fund Performance.

Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Institutional Class shares for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2009 was below, below, below and above, respectively, the median performance of the Peer Group and below the performance of the Fund Benchmark, the Barclays Capital U.S. Corporate High Yield Index, for each period. The Board took into account management’s discussion of the Fund’s performance, including the fact that the Fund’s 10-year performance has exceeded the median of the Peer Group. The Board also noted certain anticipated changes in the Fund’s investment process that the Investment Manager indicated may affect performance going forward. The Trustees concluded that the Fund’s performance has been satisfactory in light of all factors considered.

Advisory Fees.

The Trustees noted that the Fund’s advisory fee and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2009 were both higher than the average for the Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2010, to limit the Fund’s net annual operating expenses to 1.15%, 1.90%, 1.90% and 0.90% for Class A shares, Class B shares, Class C shares and Institutional Class shares, respectively. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor, the foregoing expense limitation and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory fees are reasonable.

MANAGERS FIXED INCOME FUND

Fund Performance.

Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class A shares for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2009 was below, below, below and above, respectively, the median performance of the Peer Group and below the performance of the Fund Benchmark, the Barclays Capital U.S. Aggregate Bond Index, for each period. The Board took into account the fact that the Fund’s 10-year performance has exceeded the median of the Peer Group. The Board also noted management’s discussion of the Fund’s more recent performance, including the fact that the Fund outpaced the Fund Benchmark in the first quarter of 2009 and continued to perform well into the second quarter. The Trustees concluded that the Fund’s performance has been satisfactory in light of all factors considered.

Advisory Fees.

The Trustees noted that the Fund’s advisory fee and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2009 were both higher than the average for the Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2010, to limit the Fund’s net annual operating expenses to 0.84%, 1.59%, 1.59% and 0.59% for Class A shares, Class B shares, Class C shares and Institutional Class shares, respectively. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor, the foregoing expense limitation and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory fees are reasonable.

*    *    *    *    *

After consideration of the foregoing, the Trustees also reached the following conclusions regarding the Investment Management Agreement and each Subadvisory Agreement, in addition to those conclusions discussed above: (a) the Investment Manager and each Subadvisor have demonstrated that they possess the capability and resources to perform the duties required of them under the Investment Management Agreement and the applicable Subadvisory Agreement; (b) each Subadvisor’s Investment Strategy is appropriate for pursuing the applicable Fund’s investment objectives; (c) each Subadvisor is reasonably likely to execute its Investment Strategy consistently over time; and (d) the Investment Manager and each Subadvisor maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of each Investment Management Agreement and each Subadvisory Agreement (as applicable) would be in the best interests of each Fund and its shareholders. Accordingly, on June 4-5, 2009, the Trustees, including a majority of the Independent Trustees, voted to approve the Investment Management Agreement and the Subadvisory Agreements (as applicable) for each Fund.

SHORT DURATION FUND AND INTERMEDIATE DURATION FUND

On June 4-5, 2009, the Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), approved the Investment Management Agreement with the Investment Manager for each of the Managers Short Duration Government Fund and the Managers Intermediate Duration Government Fund (each a “Fund”) and the Subadvisory Agreement with respect to each Fund. The Independent Trustees were separately represented by independent counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management and Subadvisory Agreements, the Trustees reviewed a variety of materials relating to each Fund, the Investment Manager and the Subadvisor, including comparative performance, fee and expense information for an

Annual Renewal of Investment Advisory Agreements (continued)

appropriate peer group of similar mutual funds for each Fund (each a “Peer Group”), performance information for the benchmark index for each Fund (each a “Fund Benchmark”) and, with respect to the Subadvisor, comparative performance information for an appropriate peer group of managed accounts, and, as to all other matters, other information provided to them on a periodic basis throughout the year, as well as information provided in connection with the meetings of June 4-5, 2009, regarding the nature, extent and quality of services provided by the Investment Manager and the Subadvisor under their respective agreements. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel and with management; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreement and the Subadvisory Agreements; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

Nature, extent and quality of services.

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, biographical information on its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager relating to the performance of its duties with respect to the Funds and the Trustees’ familiarity with the Investment Manager’s management through Board meetings, discussions and reports. In the course of their deliberations regarding the Investment Management Agreement, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Funds; (b) the quality of the search, selection and monitoring services performed by the Investment Manager in overseeing the portfolio management responsibilities of the Subadvisor; (c) the Investment Manager’s ability to supervise the Funds’ other service providers; and (d) the Investment Manager’s compliance programs. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and to maintain a contractual expense limitation for the Managers Intermediate Duration Government Fund.

For each Fund, the Trustees also reviewed information relating to the Subadvisor’s operations and personnel and the investment philosophy, strategies and techniques (the “Investment Strategy”) used in managing each Fund. Among other things, the Trustees reviewed biographical information on portfolio management and other professional staff, information regarding the Subadvisor’s organizational and management structure and the Subadvisor’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individuals at the Subadvisor with portfolio management responsibility for the Funds, including the information set forth in the Funds’ prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by the Subadvisor in the past; (b) the qualifications and experience of the Subadvisor’s personnel; and (c) the Subadvisor’s compliance programs. The Trustees also took into account the financial condition of the Subadvisor with respect to its ability to provide the services required under each Subadvisory Agreement.

Performance.

With respect to the Managers Short Duration Government Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2009 was above the median performance of the Peer Group and below the performance of the Fund Benchmark, the Merrill Lynch Six Month U.S. T-Bill Index, for each period. The Board also took into account management’s discussion of the Fund’s performance. The Trustees concluded that the Fund’s performance has been satisfactory in light of all factors considered.

With respect to the Managers Intermediate Duration Government Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2009 was below, below, below and above, respectively, the median performance of the Peer Group and below the performance of the Fund Benchmark, the Citigroup Mortgage Index, for each period. The Trustees took into account management’s discussion of the Fund’s performance, including the effect of mortgage-backed securities on short-term performance. The Trustees also noted the Fund’s strong long-term performance relative to the Peer Group for the 10-year period as well as the Fund’s more recent performance year-to-date. The Trustees concluded that the Fund’s overall performance has been satisfactory in light of all factors considered.

As noted above, the Board considered each Fund’s performance during relevant time periods as compared to the Fund’s Peer Group and considered the Subadvisor’s performance as compared to an appropriate peer group of managed accounts and noted that the Board reviews on a quarterly basis detailed information about both the Fund’s performance results and portfolio composition as well as the Subadvisor’s Investment Strategy. The Board also noted the Investment Manager’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Investment Manager’s attention to monitoring the Subadvisor’s performance with respect to the Funds and its discussions with management regarding the factors that contributed to the performance of the Funds.

Advisory and Subadvisory Fees and Profitability.

In considering the reasonableness of the advisory fee payable to the Investment Manager and the subadvisory fee payable by the Investment Manager to the Subadvisor, the Trustees reviewed information provided by the Investment Manager setting forth all revenues and other benefits, both direct and indirect, received by the

Annual Renewal of Investment Advisory Agreements (continued)

Investment Manager and its affiliates attributable to managing each Fund and all the mutual funds in the Managers Family of Funds, the cost of providing such services and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees also noted that the Investment Manager, and not the Funds, is responsible for paying the fees charged by the Subadvisor and, therefore, that the fees paid to the Investment Manager cover the cost of providing portfolio management services as well as the cost of providing search, selection and monitoring services in operating a “manager-of-managers” complex of mutual funds. The Trustees concluded that, in light of the additional high quality supervisory services provided by the Investment Manager and the fact that the subadvisory fees are paid out of the advisory fee, the advisory fee payable by each Fund to the Investment Manager can reasonably be expected to exceed the median advisory fee for each Fund’s Peer Group, which consists of many funds that do not operate using a manager-of-managers structure. In this regard, the Trustees also noted that the Investment Manager has undertaken to maintain an expense limitation for the Managers Intermediate Duration Government Fund.

The Trustees also noted the current asset levels of each Fund and the willingness of the Investment Manager to waive fees and pay expenses for the Managers Intermediate Duration Government Fund from time to time as a means of limiting its total expenses. The Trustees also considered the current asset levels of the Funds, including the effect on assets attributable to the economic and market conditions over the past year, and considered the impact on profitability of the current asset levels and any future growth of assets of the Funds. The Board took into account management’s discussion of the current advisory fee structure of the Funds. On this basis, the Trustees concluded that the profitability to the Investment Manager and its affiliates of their relationships with the Funds is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the fees for either Fund at this time. With respect to economies of scale, the Trustees also noted that as a Fund’s assets increase over time, the Fund may realize other economies of scale to the extent that the increase in assets is proportionally greater than the increase in certain other expenses.

In considering the reasonableness of the fee payable by the Investment Manager to the Subadvisor, the Trustees relied on the ability of the Investment Manager to negotiate the terms of the Subadvisory Agreements at arm’s length as part of the manager- of-managers structure, noting that the Investment Manager is not affiliated with the Subadvisor. Accordingly, the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with each Fund were not material factors in the Trustees’ deliberations. For similar reasons, and based on the current size of each Fund, the Trustees concluded that the effect of any economies of scale being realized by the Subadvisor in managing the Fund was not a material factor at this time.

The Trustees noted that each Fund’s advisory fee and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2009 were both higher than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2010, to limit the Managers Intermediate Duration Government Fund’s net annual operating expenses to 0.89% . The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Funds’ advisory fees are reasonable.

*    *    *    *    *

After consideration of the foregoing, the Trustees also reached the following conclusions regarding the Investment Management and Subadvisory Agreements in addition to the conclusions discussed above: (a) the Investment Manager has demonstrated that it possesses the resources and capability to perform its duties under the Investment Management Agreement; (b) the Subadvisor has the resources to perform its duties under each of the Subadvisory Agreements and is qualified to manage each Fund’s assets in accordance with its investment objectives and policies; and (c) the Investment Manager and Subadvisor maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Investment Management Agreement and each Subadvisory Agreement (as applicable) would be in the best interests of each Fund and its shareholders. Accordingly, on June 4-5, 2009, the Trustees, including a majority of the Independent Trustees, voted to approve the Investment Management and Subadvisory Agreements (as applicable) for each Fund.

Investment Manager and Administrator

Managers Investment Group LLC

333 W. Wacker Drive

Suite 1200

Chicago, IL 60606

(800) 835-3879

Distributor

Managers Investment Group LLC

333 W. Wacker Drive

Suite 1200

Chicago, IL 60606

(800) 835-3879

Custodian

The Bank of New York Mellon

2 Hanson Place

Brooklyn, New York 11217

Legal Counsel

Ropes & Gray LLP

One International Place

Boston, Massachusetts 02110-2624

Transfer Agent

PNC Global Investment Servicing (U.S.) Inc.

Attn: Managers

P.O. Box 9769

Providence, Rhode Island 02940

(800) 548-4539

Trustees

Jack W. Aber

William E. Chapman, II

Nathaniel Dalton

Edward J. Kaier

Steven J. Paggioli

Eric Rakowski

Thomas R. Schneeweis

John H. Streur

For Managers Choice Only

Managers

c/o PNC Global Investment Servicing (U.S.) Inc.

P.O. Box 61204

King of Prussia, Pennsylvania 19406-0851

(800) 358-7668

MANAGERS AND MANAGERS AMG FUNDS

EQUITY FUNDS

EMERGING MARKETS EQUITY

Rexiter Capital Management Limited

Schroder Investment Management North America Inc.

ESSEX GROWTH

ESSEX LARGE CAP GROWTH

ESSEX SMALL/MICRO CAP GROWTH

Essex Investment Management Co., LLC

FQ TAX-MANAGED U.S. EQUITY

FQ U.S. EQUITY

First Quadrant, L.P.

GW&K SMALL CAP EQUITY

Gannett Welsh & Kotler, LLC

INSTITUTIONAL MICRO-CAP

MICRO-CAP

Lord, Abbett & Co. LLC

WEDGE Capital Management L.L.P.

OFI Institutional Asset Management, Inc.

Next Century Growth Investors LLC

INTERNATIONAL EQUITY

AllianceBernstein L.P.

Lazard Asset Management, LLC

Martin Currie Inc.

CHICAGO EQUITY PARTNERS

MID-CAP

Chicago Equity Partners, LLC

REAL ESTATE SECURITIES

Urdang Securities Management, Inc.

RENAISSANCE LARGE CAP GROWTH

Renaissance Group LLC

SKYLINE SPECIAL EQUITIES PORTFOLIO

Skyline Asset Management, L.P.

SMALL CAP

TIMESSQUARE MID CAP GROWTH

TIMESSQUARE SMALL CAP GROWTH

TimesSquare Capital Management, LLC

SPECIAL EQUITY

Ranger Investment Management, L.P.

Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P.

Federated MDTA LLC

SYSTEMATIC VALUE

SYSTEMATIC MID CAP VALUE

Systematic Financial Management, L.P.

BALANCED FUNDS

CHICAGO EQUITY PARTNERS BALANCED

Chicago Equity Partners, LLC

GLOBAL

AllianceBernstein L.P.

First Quadrant, L.P.

Wellington Management Company, LLP

ALTERNATIVE FUNDS

FQ GLOBAL ALTERNATIVES

First Quadrant, L.P.

INCOME FUNDS

BOND (MANAGERS)

FIXED INCOME

GLOBAL BOND

Loomis, Sayles & Co., L.P.

BOND (MANAGERS FREMONT)

Pacific Investment Management Co. LLC

CALIFORNIA INTERMEDIATE TAX-FREE

Miller Tabak Asset Management LLC

GW&K MUNICIPAL BOND

GW&K MUNICIPAL ENHANCED YIELD

Gannett Welsh & Kotler, LLC

HIGH YIELD

J.P. Morgan Investment Management LLC

INTERMEDIATE DURATION GOVERNMENT

SHORT DURATION GOVERNMENT

Smith Breeden Associates, Inc.

MONEY MARKET

JPMorgan Investment Advisors Inc.

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by Managers Distributors, Inc., member FINRA.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) Web site at www.sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC Web site at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. To review a complete list of the Funds’ portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.managersinvest.com.

www.managersinvest.com

Item 2.	CODE OF ETHICS

Not applicable for the semi-annual shareholder report.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for the semi-annual shareholder report.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for the semi-annual shareholder report.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS

The schedule of investments in unaffiliated issuers as of the close of the reporting period is included as part of the shareholder report contained in Item 1 hereof.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

Item 11.	Controls and Procedures

(a)	The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 12.	EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 - Filed herewith.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 - Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS TRUST II

By:	/s/ John H. Streur
John H. Streur, President

Date:	September 3, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John H. Streur
John H. Streur, President

Date:	September 3, 2009

By:	/s/ Donald S. Rumery
Donald S. Rumery, Chief Financial Officer

Date:	September 3, 2009